Securities Act Registration No.    333-182091
                                   Investment Act Registration No.     811-07661
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                           Pre-Effective Amendment No.                       [ ]
                           Post Effective Amendment No. 2                    [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                           Pre-Effective Amendment No.
                           Post Effective Amendment No. 46                   [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)
                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                   402-467-1122
                            ------------------------

                                 Robert G. Lange
       Vice President, General Counsel & Assistant Secretary, Individual
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                   402-467-1122
                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:
             [ ]    60 days after filing pursuant to paragraph a of Rule 485
             [ ]    on ___________ pursuant to paragraph a of Rule 485
             [X]    on May 1, 2013 pursuant to paragraph b of Rule 485
             [ ]    immediately upon filing pursuant to paragraph b of Rule 485

          If appropriate, check the following box:
             [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    TITLE OF SECURITIES BEING REGISTERED: SECURITIES OF UNIT INVESTMENT TRUST
                            Ameritas No-Load VA 6150
                            ------------------------

--------------------------------------------------------------------------------
PROSPECTUS:  May 1, 2013
                                                          [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.

Ameritas No-Load VA 6150
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA
--------------------------------------------------------------------------------
     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios: *

------------------------------------- ----------------------------- ----------------------------- --------------------------
AMERICAN CENTURY                      DWS VS I Class A              NEUBERGER BERMAN              T. ROWE PRICE
  VP Class I                          Capital Growth VIP              AMT Class I                 Blue Chip Growth
International                         DWS VS II Class A             Large Cap Value               THIRD AVENUE
Mid Cap Value                         Global Growth VIP             Mid Cap Intrinsic Value       Value
CALVERT VARIABLE                      Small Mid Cap Value VIP       PIMCO VIT Administrative      UIF Class I
  PRODUCTS **                         FIDELITY(R) VIP Initial Class   Class                       Emerging Markets Equity
VP EAFE International Index, Class I  Contrafund(R)                 CommodityRealReturn(R)        VANGUARD(R) VIF
VP Natural Resources                  Equity-Income                   Strategy                    Balanced
VP S&P 500 Index                      Growth                        Total Return                  Diversified Value
VP Volatility Managed Growth, Class F High Income                   RYDEX                         Equity Income
VP Volatility Managed Moderate        Investment Grade Bond         Guggenheim U.S. Long Short    Equity Index
  Growth, Class F                     Mid Cap                         Momentum                    Growth
VP Volatility Managed Moderate,       Overseas                      Government Long Bond 1.2x     High Yield Bond
  Class F                             Strategic Income                Strategy                    International
CALVERT VARIABLE SERIES **            FTVIPT Class 2                Inverse Government Long       Mid-Cap Index
VP SRI Balanced                       Templeton Global Bond           Bond Strategy               Money Market
VP SRI Equity                           Securities                  Inverse NASDAQ-100(R)         REIT Index
DIMENSIONAL FUND ADVISORS             INVESCO V.I. Series I           Strategy                    Small Company Growth
VA Global Bond                        American Franchise            Inverse S&P 500(R) Strategy   Total Bond Market Index
VA International Small                International Growth          NASDAQ-100(R)                 Total Stock Market Index
VA International Value                MFS(R) VIT Initial Class      Nova
VA Short-Term Fixed                   Research International        Precious Metals
VA U.S. Large Value                   Utilities                     Russell 2000(R) 1.5x Strategy
VA U.S. Targeted Value
------------------------------------- ----------------------------- ----------------------------- --------------------------
*Short cites are used in this list. The INVESTMENT OPTIONS section uses complete fund and portfolio names.
**Affiliates. See note in the INVESTMENT OPTIONS, Separate Account Variable Investment Options section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

     A Statement of Additional Information dated May 1, 2013, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, you may access it on the SEC's website (www.sec.gov), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.

    The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE
      Ameritas Life Insurance Corp. (Company, we, us, our, Ameritas Life)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501
                       1-800-255-9678  ameritasdirect.com
--------------------------------------------------------------------------------

Contacting Us.
To answer your questions or to send additional premium, write or call us at:

                         Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                            Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                            Lincoln, Nebraska 68510
                           Telephone: 1-800-255-9678
                              Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                           email: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

TABLE OF CONTENTS                                         Begin on Page
--------------------------------------------------------------------------------
DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
CHARGES...............................................................5
FINANCIAL INFORMATION................................................10
CHARGES EXPLAINED....................................................10
        Mortality and Expense Risk Charge............................10
        Administrative Charges.......................................10
        Transfer Fee.................................................11
        Tax Charges..................................................11
        Guaranteed Lifetime Withdrawal Benefit 2("GLWB2") Charge.....11
        Fees Charged by the Portfolios...............................11
        Waiver of Certain Charges....................................11
INVESTMENT OPTIONS...................................................12
        Separate Account Variable Investment Options.................12
        Fixed Account Investment Option..............................17
        Transfers....................................................18
        Third-Party Services.........................................19
        Disruptive Trading Procedures................................19
        Systematic Transfer Programs.................................20
        Possible Allocations Chart...................................21
        Asset Allocation Program.....................................21
        Non-Program GLWB Models......................................23
IMPORTANT POLICY PROVISIONS..........................................25
        Policy Application and Issuance..............................25
        Your Policy Value............................................26
        Telephone Transactions.......................................27
        Delay of Payments............................................27
        Beneficiary..................................................27
        Minor Owner or Beneficiary...................................27
        Policy Changes...............................................28
        Policy Termination...........................................28
POLICY DISTRIBUTIONS.................................................28
        Withdrawals..................................................28
        Death Benefits...............................................29
        Annuity Income Benefits......................................31
        GLWB2 Rider..................................................32
FEDERAL INCOME TAX MATTERS...........................................38
MISCELLANEOUS........................................................40
        About Our Company............................................40
        Distribution of the Policies.................................40
        Voting Rights................................................40
        Legal Proceedings............................................40
APPENDIX A: Accumulation Unit Values................................A:1
APPENDIX B: Tax-Qualified Plan Disclosures..........................B:1
Statement of Additional Information Table of Contents.........Last Page

No-Load VA 6150                       -2-

DEFINED TERMS
--------------------------------------------------------------------------------

Defined terms, other than "we, us, our," "you and your," are shown using initial capital letters in this prospectus.

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee and any premium tax charge not previously deducted.

Company, we, us, our, Ameritas Life - Ameritas Life Insurance Corp.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application in good order and the initial premium. It is the date used to determine the Policy Year/Month/Anniversary dates.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------

    This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

No-Load VA 6150                       -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------

     The following is intended as a summary. Please read each section of this prospectus for additional detail.

     The Ameritas No-Load VA 6150 is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and in the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS and DISTRUPTIVE TRADING PROCEDURES sections.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

     The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

     Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

     Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

     A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.

POLICY OPERATION AND FEATURES
Premiums.                                        Deductions from Assets.
o    Minimum initial premium: $2,000.            (See CHARGES on next pages.)
o    Minimum additional premium: $250, or
     $50 per month if through a regularly        Withdrawals.
     billed program.                             o    There are no withdrawal charges.
o    No additional premiums will be              o    Each withdrawal must be at least $250.
     accepted after the earlier of the           o    An optional Guaranteed Lifetime
     Annuity Date or the Policy Anniversary           Withdrawal Benefit 2 rider("GLWB2") is
     nearest your 85th birthday without our           also available.
     approval.
o    Prior approval is required for any premium  Annuity Income.
     resulting in more than $1 million in total  o    Several fixed annuity income options are
     premium of all annuities with us for the         available.
     same Owner or Annuitant.
                                                 Death Benefit.
Investment Options.                              o    A death benefit is paid upon the death
o    You may transfer among investments,              of the Owner.
     subject to limits. Dollar cost
     averaging, portfolio rebalancing and
     earnings sweep systematic investment
     programs are available.

TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as an IRA, Roth IRA (including rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA. This Prospectus generally addresses the terms that affect a non-tax- qualified annuity. If your Policy funds a tax-qualified plan, read the Tax-Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

No-Load VA 6150                       -4-

CHARGES
--------------------------------------------------------------------------------

     BASE POLICY CHARGES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

     The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
TRANSACTION FEES
------------------------------ ------------------------------------------------ ------------------ ------------------
SALES LOAD                                                                            None               None
------------------------------ ------------------------------------------------ ------------------ ------------------
WITHDRAWAL CHARGE                                                                     None               None
------------------------------ ------------------------------------------------------------------- ------------------
PREMIUM TAXES                  Levied by some states and municipalities. Rates and timing of the tax vary and may change.
                                                                                                       0% - 3.5%

------------------------------ ------------------------------------------------ ------------------ ------------------
TRANSFER FEE (per transfer)    >>  first 15 transfers per Policy Year                 None               None
                               >>  over 15 transfers in one Policy Year, we            $10               None
                                   may charge ...
------------------------------ ------------------------------------------------ ------------------ ------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------------------------------------------------------------------------
                                                                                    Guaranteed         Current
                                                                                   Maximum Fees          Fees
------------------------------------------------------------------------------- -----------------  ------------------
ANNUAL POLICY FEE (Deducted at end of each Policy Year or upon total surrender.
Waived if Policy value exceeds an amount, which we declare                             $40                $40
annually, on a Policy Anniversary)
---------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
     (Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------- ------------------ ------------------
MORTALITY & EXPENSE RISK CHARGE                                                        0.80%              0.60%
------------------------------------------------------------------------------- ------------------ ------------------

---------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER/ENDORSEMENT FEES (Deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------- ------------------ ------------------

GUARANTEED LIFETIME WITHDRAWAL BENEFIT 2 ("GLWB2")  (Fee is determined              Guaranteed         Current
by applying the % to the Rider Charge Base and is deducted during the              Maximum Fees          Fees*
accumulation and withdrawal phases.)
------------------------------------------------------------------------------- ------------------ ------------------
         Single Life                                                                  2.00%              1.25%
------------------------------------------------------------------------------- ------------------ ------------------
         Joint Spousal - for non-qualified plans and IRA plans only**                 2.50%              1.50%
------------------------------------------------------------------------------- ------------------ ------------------
* Current rates for the GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section.
** Traditional, SEP, SIMPLE, or Roth IRAs.
---------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2012)

     The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

------------------------------------------------------------------------------- ------------------ ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before and After any Contractual Waivers or Reimbursements                            0.16 % (1)         3.70 % (2)
------------------------------------------------------------------------------- ------------------ ------------------
(1) Vanguard(R) VIF Money Market Portfolio
(2) Rydex Inverse Government Long Bond Strategy Portfolio

No-Load VA 6150                       -5-

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Total
                                                                                                                 Expenses
                                                                             Acquired               Waivers    after Waivers
                                             Management   12b-1    Other     Fund Fees     Total      and           and
  o Subaccount's underlying                     Fees      Fees**   Fees         and      Portfolio Reductions   Reductions,
    Portfolio Name*                                                          Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
----------------------------------------------------------------------------------------------------------------------------
International                                   1.41%        -     0.01%          -        1.42%          -        1.42%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                   1.00%        -     0.01%          -        1.01%          -        1.01%
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
----------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index, Class I            0.66%        -     0.30%          -        0.96%          -        0.96%
----------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                            0.65%        -     0.14%       0.60%       1.39%          -        1.39%
----------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                            0.35%        -     0.10%          -        0.45%       0.03%       0.42%
----------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Growth, Class F           0.52%     0.25%    0.35%       0.14%       1.26%       0.29%       0.97%
----------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate Growth, Class F  0.52%     0.25%    0.80%       0.14%       1.71%       0.74%       0.97%
----------------------------------------------------------------------------------------------------------------------------
VP Volatility Managed Moderate, Class F         0.52%     0.25%    0.80%       0.14%       1.71%       0.74%       0.97%
----------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
----------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                            0.70%        -     0.20%          -        0.90%          -        0.90%
----------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                              0.70%        -     0.53%          -        1.23%       0.11%       1.12%
----------------------------------------------------------------------------------------------------------------------------
DIMENSIONAL FUND ADVISORS
----------------------------------------------------------------------------------------------------------------------------
VA Global Bond (1)                              0.24%        -     0.05%          -        0.29%          -        0.29%
----------------------------------------------------------------------------------------------------------------------------
VA International Small (1)                      0.50%        -     0.13%          -        0.63%          -        0.63%
----------------------------------------------------------------------------------------------------------------------------
VA International Value (1)                      0.40%        -     0.10%          -        0.50%          -        0.50%
----------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed (1)                         0.25%        -     0.05%          -        0.30%          -        0.30%
----------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value (1)                         0.25%        -     0.05%          -        0.30%          -        0.30%
----------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value (1)                      0.35%        -     0.06%          -        0.41%          -        0.41%
----------------------------------------------------------------------------------------------------------------------------
DWS VS I, Class A
----------------------------------------------------------------------------------------------------------------------------
Capital Growth VIP                              0.37%        -     0.13%          -        0.50%          -        0.50%(1)
----------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
----------------------------------------------------------------------------------------------------------------------------
Global Growth VIP                               0.92%        -     0.50%          -        1.42%       0.38%       1.04%(2)
----------------------------------------------------------------------------------------------------------------------------
Small Mid Cap Value VIP                         0.65%        -     0.17%          -        0.82%          -        0.82%(1)
----------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Initial Class
----------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                                  0.56%        -     0.08%          -        0.64%          -        0.64%
----------------------------------------------------------------------------------------------------------------------------
Equity-Income                                   0.46%        -     0.10%          -        0.56%(1)       -        0.56%
----------------------------------------------------------------------------------------------------------------------------
Growth                                          0.56%        -     0.10%          -        0.66%          -        0.66%
----------------------------------------------------------------------------------------------------------------------------
High Income                                     0.56%        -     0.12%          -        0.68%          -        0.68%
----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                           0.31%        -     0.11%          -        0.42%          -        0.42%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap                                         0.56%        -     0.09%          -        0.65%          -        0.65%
----------------------------------------------------------------------------------------------------------------------------
Overseas                                        0.71%        -     0.14%          -        0.85%          -        0.85%
----------------------------------------------------------------------------------------------------------------------------
Strategic Income                                0.56%        -     0.13%          -        0.69%          -        0.69%
----------------------------------------------------------------------------------------------------------------------------
FTVIPT, Class 2
----------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities (1)            0.46%     0.25%    0.09%          -        0.80%          -        0.80%
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
----------------------------------------------------------------------------------------------------------------------------
American Franchise (1)                          0.68%        -     0.30%          -        0.98%       0.08%       0.90%(2)
----------------------------------------------------------------------------------------------------------------------------
International Growth                            0.71%        -     0.30%          -        1.01%          -        1.01%
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
----------------------------------------------------------------------------------------------------------------------------
Research International                          0.90%        -     0.20%          -        1.10%          -        1.10%
----------------------------------------------------------------------------------------------------------------------------
Utilities                                       0.74%        -     0.08%          -        0.82%          -        0.82%
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                 0.85%        -     0.30%          -        1.15%          -        1.15%(1)
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Intrinsic Value                         0.85%        -     0.22%          -        1.07%          -        1.07%
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
----------------------------------------------------------------------------------------------------------------------------
CommodityRealReturn(R) Strategy                 0.74%        -     0.26%(1)    0.14%       1.14%(2)    0.14%(3)    1.00%(4)
----------------------------------------------------------------------------------------------------------------------------
Total Return                                    0.50%        -     0.15%          -        0.65%          -        0.65%
----------------------------------------------------------------------------------------------------------------------------
RYDEX
----------------------------------------------------------------------------------------------------------------------------
Guggenheim U.S. Long Short Momentum             0.90%        -     0.96%       0.02%       1.88%          -        1.88%(1)
----------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy              0.50%        -     0.78%          -        1.28%          -        1.28%
----------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy           0.90%        -     2.80%          -        3.70%          -        3.70%(2)
----------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy                  0.90%        -     0.86%          -        1.76%          -        1.76%
----------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500(R) Strategy****                 0.90%        -     0.82%          -        1.72%          -        1.72%
----------------------------------------------------------------------------------------------------------------------------
NASDAQ-100(R)                                   0.75%        -     0.86%          -        1.61%          -        1.61%
----------------------------------------------------------------------------------------------------------------------------
Nova                                            0.75%        -     0.83%          -        1.58%          -        1.58%
----------------------------------------------------------------------------------------------------------------------------
Precious Metals                                 0.75%        -     0.82%          -        1.57%          -        1.57%
----------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy                   0.90%        -     0.91%       0.04%       1.85%          -        1.85%
----------------------------------------------------------------------------------------------------------------------------

No-Load VA 6150                       -6-

----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Total
                                                                                                                 Expenses
                                                                             Acquired               Waivers    after Waivers
                                             Management   12b-1    Other     Fund Fees     Total      and           and
  o Subaccount's underlying                     Fees      Fees**   Fees         and      Portfolio Reductions   Reductions,
    Portfolio Name*                                                          Expenses***   Fees   (Recoupment)    if any
----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
----------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                0.85%        -        -           -        0.85%          -        0.85%
----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
----------------------------------------------------------------------------------------------------------------------------
Value                                           0.90%        -     0.37%          -        1.27%      (0.01%)      1.28%
----------------------------------------------------------------------------------------------------------------------------
UIF, Class I
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                         1.25%        -     0.40%          -        1.65%       0.23%       1.42%(1)
----------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VIF
----------------------------------------------------------------------------------------------------------------------------
Balanced                                        0.19%        -     0.07%          -        0.26%          -        0.26%
----------------------------------------------------------------------------------------------------------------------------
Diversified Value                               0.21%        -     0.14%          -        0.35%          -        0.35%
----------------------------------------------------------------------------------------------------------------------------
Equity Income                                   0.19%        -     0.14%          -        0.33%          -        0.33%
----------------------------------------------------------------------------------------------------------------------------
Equity Index                                    0.13%        -     0.04%          -        0.17%          -        0.17%
----------------------------------------------------------------------------------------------------------------------------
Growth                                          0.24%        -     0.17%          -        0.41%          -        0.41%
----------------------------------------------------------------------------------------------------------------------------
High Yield Bond                                 0.19%        -     0.10%          -        0.29%          -        0.29%
----------------------------------------------------------------------------------------------------------------------------
International                                   0.25%        -     0.24%          -        0.49%          -        0.49%
----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Index                                   0.20%        -     0.06%          -        0.26%          -        0.26%
----------------------------------------------------------------------------------------------------------------------------
Money Market                                    0.12%        -     0.04%          -        0.16%          -        0.16%
----------------------------------------------------------------------------------------------------------------------------
REIT Index                                      0.24%        -     0.04%          -        0.28%          -        0.28%
----------------------------------------------------------------------------------------------------------------------------
Small Company Growth                            0.20%        -     0.18%          -        0.38%          -        0.38%
----------------------------------------------------------------------------------------------------------------------------
Total Bond Market Index                         0.16%        -     0.04%          -        0.20%          -        0.20%
----------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                           -         -        -        0.18%       0.18%          -        0.18%
----------------------------------------------------------------------------------------------------------------------------

CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP EAFE International Index, Class I 0.99%
          VP Natural Resources 0.79%
          VP S&P 500 Index 0.42%
          VP Volatility Managed Growth, Class F 0.83%
          VP Volatility Managed Moderate Growth, Class F 0.83%
          VP Volatility Managed Moderate, Class F 0.83%
CVS (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2014, to 1.12% for VP SRI Equity. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
Dimensional (1) "Other Fees" include expenses incurred by the fund, including custody, accounting, and administrative expenses. The fees and expenses shown are as of the fund's most recent fiscal year, October 31, 2012.
DWS (1) Through September 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.75% for Capital Growth and 0.84% for Small Mid Cap Value, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board.
DWS (2) Through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.90%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. Effective October 1, 2013 through April 30, 2014, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.04%. The agreement may only be terminated with the consent of the fund's Board.
Fidelity (1) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
FTVIPT (1) The Fund administration fee is paid indirectly through the management fee.
Invesco (1) Effective April 29, 2013, Invesco Van Kampen V.I. American Franchise Fund was renamed Invesco V.I. American Franchise Fund.
Invesco (2) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) to 0.90% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.
Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2015 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.
PIMCO (1) "Other Fees" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of the interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy. PIMCO (2) Total Portfolio Fees excluding interest expense is 1.03%.
PIMCO (3) PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the CRRS Subsidiary is in place.

No-Load VA 6150                       -7-

PIMCO (4) Total Expenses after Waivers and Reductions, if any, excluding interest expense is 0.89%.
Rydex (1) Includes 0.13% Short Dividend Expense. Short Dividend Expense occurs because the Fund short-sells equity securities to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, any such dividend on a security sold short generally has the effect of reducing the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. "Short Dividend Expense" is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Rydex (2) Includes 1.98% Short Interest Expense. Short Interest Expense occurs because the Inverse Government Long Bond Strategy Fund short-sells a Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Bond to the purchaser and records this as an expense. The expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short-sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather, it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2013, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The advisor recovered previously waived fees of 0.01% for the Fund for the year ended December 31, 2012.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Portfolio Fees, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.42%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
* Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****Sustainable and Responsible Investment ("SRI")

No-Load VA 6150                       -8-

     EXAMPLES OF EXPENSES

     The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract charges, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

No-Load VA 6150                       -9-

     The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                                     -------------------------------------------------------------------------------
                                                           The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
                                                     -------------------------------------------------------------------------------
EXAMPLE                                                    1 Yr               3 Yr               5 Yr                10 Yr
------------------------------------------------------------------------------------------------------------------------------------
Maximum Expenses with GLWB2 - joint spousal (1)           $  735             $2,208             $3,687               $7,408
------------------------------------------------------------------------------------------------------------------------------------
Maximum Expenses with GLWB2 Rider - single life (1)       $  686             $2,061             $3,441               $6,911
------------------------------------------------------------------------------------------------------------------------------------
Maximum Policy Expenses without GLWB2 Rider (2)           $  490             $1,472             $2,456               $4,923
------------------------------------------------------------------------------------------------------------------------------------
Minimum Policy Expenses (3)                               $  117             $  361             $  618               $1,325
------------------------------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses with GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.70%).
(2) Maximum Policy Expenses - issued without GLWB2 Rider. This example assumes maximum charges of 0.80% for Separate Account annual expenses, a $40 guaranteed maxium Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (3.70%).
(3) Minimum Policy Expenses. This example assumes current charges of 0.60% for Separate Account annual expenses, a $40 current Policy fee that is waived if Policy value is at least $50,000 on a Policy Anniversary, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.16%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     ACCUMULATION UNIT VALUES

     We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

     FINANCIAL STATEMENTS

     Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus

CHARGES EXPLAINED
--------------------------------------------------------------------------------

     The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges. The Policy has no sales load and no withdrawal charges.

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

     ADMINISTRATIVE CHARGES

     Annual Policy Fee
     We reserve the right to charge an annual Policy fee. We reserve the right to waive an annual Policy fee if, on a Policy Anniversary, the Policy value is at least a certain amount which we declare annually. Any Policy fee is

No-Load VA 6150                       -10-
deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

     TRANSFER FEE

     The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

     TAX CHARGES

     Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

     GUARANTEED LIFETIME WITHDRAWAL BENEFIT 2 ("GLWB2") CHARGE

     The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

     The charges for the Policy and for the rider will be deducted from the GLWB Model you select. If you use a GLWB Model consisting of multiple investment options, charges will be deducted pro-rata from the subaccounts in the model. If your GLWB Model is comprised of a single investment option, charges will be deducted from that investment option.

     The rider charge is subject to change upon Policy Anniversary or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for the rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

     FEES CHARGED BY THE PORTFOLIOS

     Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

----------------------------------

     WAIVER OF CERTAIN CHARGES

     When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

No-Load VA 6150                       -11-

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

     You may allocate your premiums among the Separate Account variable investment options and the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The allocation of any premium to the Fixed Account may not exceed 25% of that premium without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation to the Money Market Subaccount. The variable investment options, which invest in underlying portfolios, are listed and described below.

     SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. We may refer to your investment allocation as Accumulation Units or as a variable investment option. The value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Life under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

   You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

     Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

No-Load VA 6150                       -12-

--------------------------------------------------------------------   -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
--------------------------------------------------------------------   -------------------------------------------------------------
                    American Century Investments                               American Century Investment Management, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
American Century VP International Fund, Class I                        Capital growth.
--------------------------------------------------------------------   -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
--------------------------------------------------------------------   -------------------------------------------------------------
                 Calvert Variable Products, Inc.*                                   Calvert Investment Management, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index
World Asset Management, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Ameritas Investment           Capital growth.
Partners, Inc. ("AIP")
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - AIP                               Index:  S&P 500 Index.
(Calvert VP SRI Strategic Portfolio prior to merger April 30, 2013)
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP Volatility Managed Growth Portfolio, Class F -              Capital growth and income.
AIP and Milliman Financial Risk Management, LLC ("Milliman")
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F -     Income and capital growth.
AIP and Milliman
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP Volatility Managed Moderate Portfolio, Class F -            Current income.
AIP and Milliman
--------------------------------------------------------------------   -------------------------------------------------------------
                  Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
--------------------------------------------------------------------   -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
--------------------------------------------------------------------   -------------------------------------------------------------
               DFA Investment Dimensions Group Inc.                                   Dimensional Fund Advisors LP
--------------------------------------------------------------------   -------------------------------------------------------------
VA Global Bond Portfolio                                               Market rate of return for a fixed income portfolio with
                                                                       low relative volatility of returns.
--------------------------------------------------------------------   -------------------------------------------------------------
VA International Small Portfolio - Dimensional Fund Advisors Ltd.      Long-term capital appreciation.
("DFAL") and DFA Australia Limited ("DFAA")
--------------------------------------------------------------------   -------------------------------------------------------------
VA International Value Portfolio - DFAL and DFAA                       Long-term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
VA Short-Term Fixed Portfolio                                          Stable real return in excess of the rate of inflation with a minimum of risk.
--------------------------------------------------------------------   -------------------------------------------------------------
VA U.S. Large Value Portfolio                                          Long-term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
VA U.S. Targeted Value Portfolio                                       Long-term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
                       DWS Variable Series I                                    Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                              Long-term growth of capital.
--------------------------------------------------------------------   -------------------------------------------------------------
                      DWS Variable Series II                                    Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A                               Long-term capital growth.
(named DWS Global Thematic VIP Portfolio prior to May 1, 2013)
--------------------------------------------------------------------   -------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A -                       Long-term capital appreciation.
Dreman Value Management, L.L.C.
(named DWS Dreman Small Mid Cap Value VIP Portfolio prior to
May 1, 2013)
--------------------------------------------------------------------   -------------------------------------------------------------
             Fidelity(R) Variable Insurance Products                              Fidelity Management & Research Company
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,4             Long-term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,4             Index:  S&P 500(R) Index.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class 1,4                    Capital Appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class 1,4               Income and growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 2,4     Bond.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,4                   Long-term growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class 1,4                  Long-term growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4      Income.
--------------------------------------------------------------------   -------------------------------------------------------------
   Subadvisers: (1) FMR Co., Inc.; (2) Fidelity Investments Money Management, Inc.; (3) FIL Investment Advisors (UK) Limited; and
                              (4) other investment advisers serve as sub-advisers for the fund.
--------------------------------------------------------------------   -------------------------------------------------------------
       Franklin Templeton Variable Insurance Products Trust                               Franklin Advisers, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                         Current income, consistent with preservation of capital,
                                                                       with capital appreciation as secondary.
--------------------------------------------------------------------   -------------------------------------------------------------
                    AIM Variable Insurance Funds                                          Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
--------------------------------------------------------------------   -------------------------------------------------------------
Invesco V.I. American Franchise Fund, Series I                         Seek capital growth.
(named Invesco Van Kampen V.I. American Franchise Fund prior to
April 29, 2013)
--------------------------------------------------------------------   -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
--------------------------------------------------------------------   -------------------------------------------------------------
                 MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
--------------------------------------------------------------------   -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------

No-Load VA 6150                       -13-

--------------------------------------------------------------------   -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
--------------------------------------------------------------------   -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
--------------------------------------------------------------------   -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                               Neuberger Berman Management LLC
--------------------------------------------------------------------   -------------------------------------------------------------
Neuberger Berman AMT Large Cap Value Portfolio, Class I -              Long-term growth of capital.
Neuberger Berman LLC
--------------------------------------------------------------------   -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I -      Capital growth.
Neuberger Berman LLC
--------------------------------------------------------------------   -------------------------------------------------------------
                  PIMCO Variable Insurance Trust                                 Pacific Investment Management Company LLC
--------------------------------------------------------------------   -------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy Portfolio,                       Seeks maximum real return.
Administrative Class
--------------------------------------------------------------------   -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
--------------------------------------------------------------------   -------------------------------------------------------------
                      Rydex Variable Trust                                               Guggenheim Investments
--------------------------------------------------------------------   -------------------------------------------------------------
Guggenheim U.S. Long Short Momentum Fund                               Seeks long term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund                          Seeks to provide investment results that correspond,
                                                                       before fees and expenses, to 120% of daily price
                                                                       movement of Long Treasury Bond.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Inverse Government Long Bond Strategy Fund                       Seeks to provide total returns that inversely correlate,
                                                                       before fees and expenses, to the price movements of
                                                                       Long Treasury Bond - a benchmark for U.S. Treasury
                                                                       debt instruments or futures contracts on a specified
                                                                       debt instrument on a daily basis.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Inverse NASDAQ-100(R) Strategy Fund                              Seeks to provide investment results that match, before
                                                                       fees and expenses, the inverse (opposite) performance
                                                                       of the Nasdaq-100 Index(R) on a daily basis.

--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund                                    Seeks to provide investment results that match, before
                                                                       fees and expenses, the inverse (opposite) performance
                                                                       of the S&P 500(R) Index on a daily basis.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex NASDAQ-100(R) Fund                                               Seeks to provide investment results that correspond,
                                                                       before fees and expenses, to the NASDAQ-100 Index(R)
                                                                       on a daily basis.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Nova Fund                                                        Seeks to provide investment results that match, before
                                                                       fees and expenses, 150% of the performance of S&P
                                                                       500(R) Index on a daily basis.

--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Precious Metals Fund                                             Seeks to provide capital appreciation by investing in
                                                                       U.S. and foreign companies that are involved in the
                                                                       precious metals sector.
--------------------------------------------------------------------   -------------------------------------------------------------
Rydex Russell(R) 2000 1.5x Strategy Fund                               Seeks to provide investment results that correlate,
                                                                       before fees and expenses, to 150% of performance of
                                                                       the Russell 2000(R) Index on a daily basis.

--------------------------------------------------------------------   -------------------------------------------------------------
                 T. Rowe Price Equity Series, Inc.                                    T. Rowe Price Associates, Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                               Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
--------------------------------------------------------------------   -------------------------------------------------------------
                 Third Avenue Variable Series Trust                                    Third Avenue Management LLC
--------------------------------------------------------------------   -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
--------------------------------------------------------------------   -------------------------------------------------------------
              The Universal Institutional Funds, Inc.                            Morgan Stanley Investment Management Inc.
--------------------------------------------------------------------   -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
--------------------------------------------------------------------   -------------------------------------------------------------
               Vanguard(R) Variable Insurance Fund **                                   The Vanguard Group. Inc. 1
                                                                                  Wellington Management Company, LLP 2
                                                                                Barrow, Hanley, Mewhinney & Strauss, LLC 3
                                                                                     Delaware Management Company 4
                                                                                   William Blair & Company, L.L.C. 5
                                                                            Schroder Investment Management North America, Inc. 6
                                                                                      Baillie Gifford Overseas Ltd. 7
                                                                                   M&G Investment Management Limited 8
                                                                                 Granahan Investment Management, Inc. 9
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Balanced Portfolio 2                                       Growth and income.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio 3                              Growth and income.
--------------------------------------------------------------------   -------------------------------------------------------------

No-Load VA 6150                       -14-

--------------------------------------------------------------------   -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Equity Income Portfolio 1,2                                Growth and income.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Equity Index Portfolio 1                                   Index:  Growth and income.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Growth Portfolio 2,4,5                                     Growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio 2                                Income.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) International Portfolio 6,7,8                              Growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio 1                                  Index:  Growth and income.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Money Market Portfolio 1                                   Money Market.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) REIT Index Portfolio 1                                     Income and growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio 1,9                         Growth.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio 1                        Index:  Bonds.
--------------------------------------------------------------------   -------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio 1                       Index:  S&P Total Market Index.
--------------------------------------------------------------------   -------------------------------------------------------------

No-Load VA 6150                       -15-

No-Load VA 6150                       -16-

* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life.  The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas.  Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of
Ameritas.
** Vanguard is a trademark of The Vanguard Group, Inc.
Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.

o    Adding, Deleting, or Substituting Variable Investment Options
     We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

     We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

     Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations.

     We will notify you of any changes to the variable investment options.

     Resolving Material Conflicts - Underlying Investment Interests
     In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

     FIXED ACCOUNT INVESTMENT OPTION

     There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 1% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

No-Load VA 6150                       -17-

     TRANSFERS

     Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

     Transfer Rules:
     o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
     o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 3:00 p.m. Central Time (2:30 p.m. for Rydex) for same day processing. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.
     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greatest of:
               - 25% of the Fixed Account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o A transfer into the Fixed Account (except made pursuant to a systematic transfer program or our asset allocation program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000 in which case you may elect to transfer the entire value in that Subaccount to the Fixed Account.
     o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
     o Rydex Subaccount transfers received later than 2:30 p.m. Central Time are processed the next Business Day.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
     o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

      Omnibus Orders
      Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

No-Load VA 6150                       -18-

     THIRD-PARTY SERVICES

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

     DISRUPTIVE TRADING PROCEDURES

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy, unless such transfers are limited to Subaccounts whose underlying portfolio prospectus specifically permits such transfers.

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market (except in Subaccounts whose underlying portfolio prospectus specifically permits such trading). Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

     Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

     We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending, or terminating telephone, on-line, and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

     There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them. Certain Subaccount underlying portfolios, such as the Rydex Subaccounts, may permit short-term trading and will have disclosed this practice in their portfolios' prospectuses.

     Excessive Transfers
     We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
     o    the total dollar amount being transferred;
     o    the number of transfers you make over a period of time;
     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
     o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
     o the investment objectives and/or size of the Subaccount underlying portfolio.

     Third Party Traders
     We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

No-Load VA 6150                       -19-

     o reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

     SYSTEMATIC TRANSFER PROGRAMS

     We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice to you.

o    Dollar Cost Averaging
     The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

     Dollar Cost Averaging Program Rules:
     o    There is no additional charge for the Dollar Cost Averaging program.
     o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
     o    Automatic transfers can only occur monthly.
     o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
     o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
     o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o    Portfolio Rebalancing
     The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Portfolio Rebalancing Program Rules:
     o    There is no additional charge for the Portfolio Rebalancing program.
     o    The Fixed Account is excluded from this program.
     o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have rebalancing occur quarterly, semi-annually or annually.

o    Earnings Sweep
     The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

     Earnings Sweep Program Rules:
     o    There is no additional charge for the Earnings Sweep program.
     o    The Fixed Account is included in this program.
     o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
     o    You may have your earnings sweep quarterly, semi-annually or annually.

No-Load VA 6150                       -20-

     POSSIBLE ALLOCATIONS CHART

     The following is a summary of the possible allocations of Policy value that a Policy Owner may make:

----------------------------------------------------------------------------------------------------------------------
If your Policy is issued WITHOUT a GLWB2 rider...
----------------------------------------------------------------------------------------------------------------------
....you may allocate your Policy value to one of the following options:
-------------------------------------------------------------- -------------------------------------------------------
You may allocate to any combination of available               You may allocate to any one of the five available Asset
Subaccounts (variable investment options listed on page        Allocation Program models:(2)
1) and the Fixed Account.(1)                                   *  Aggressive
                                                               *  Capital Growth
                                                               *  Balanced
                                                               *  Moderate
                                                               *  Conservative
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
If your Policy is issued WITH a GLWB2 rider and the Policy Date is...
----------------------------------------------------------------------------------------------------------------------
....BEFORE May 1, 2013, you may allocate your Policy value to one of the following options:
--------------------------------------- ----------------------------------------- ------------------------------------
You may allocate to any one of the      You may elect to transfer from a
three permitted Program GLWB            Program GLWB Model to one of the
Models:(3,4)                            three Non-Program GLWB
*  GLWB Balanced                        Models:(5,6)
*  GLWB Moderate                        *  VM Growth                              You may NOT allocate to the
*  GLWB Conservative                    *  VM Moderate Growth                     Subaccounts, the Fixed Account, or
                                        *  VM Moderate                            the Asset Allocation Program
                                        Once you elect to transfer to a Non-      models.
                                        Program GLWB Model, your
                                        permitted GLWB Models will be
                                        limited to Non-Program GLWB
                                        Models
----------------------------------------------------------------------------------------------------------------------
....ON or AFTER May 1, 2013, you may allocate your Policy value to one of the following options:
----------------------------------------------------------------------------------------------------------------------
You may allocate to any one of the three permitted Non-
Program GLWB Models:(5)                                        You may NOT allocate to the Subaccounts, the Fixed
*  VM Growth                                                   Account, the Asset Allocation Program models, or the
*  VM Moderate Growth                                          Program GLWB Models.
*  VM Moderate
----------------------------------------------------------------------------------------------------------------------
(1) Combinations of available Subaccounts and the Fixed Account are subject to limitations. See the Investment Options section.
(2) Requires that you meet conditions for participation in the Program. Asset Allocation Program models use fund-
specific model recommendations developed by our affiliate Ameritas Investment Partners, Inc. ("AIP"). Our affiliate
Ameritas Investment Corp. ("AIC") serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Asset Allocation Program models. See the Asset Allocation Program section, below.
(3) Requires that you meet conditions for participation in the Program. Program GLWB Models use fund-specific model recommendations developed by our affiliate AIP. AIC serves as your investment adviser fiduciary for the purpose of development of and periodic updates to the Program GLWB Models. See the Asset Allocation Program section, below.
(4) If you use a Program GLWB Model, you may elect to transfer to another Program GLWB Model or you may elect to transfer to a Non-Program GLWB Model. However, if you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC for purposes of the
Program. You will not be allowed to return to Program GLWB Models. Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.
(5) The Non-Program GLWB Models (also referred to as "VM Models") each consist of a single investment option that is volatility managed by our affiliate, Calvert Investment Management, Inc. AIC does NOT advise the Non-Program GLWB
Models. See the Non-Program GLWB Models section, below.
(6) If you elect to transfer to a Non-Program GLWB Model, you will be considered as having withdrawn from the Program, and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program
GLWB Models.

     ASSET ALLOCATION PROGRAM

     We may offer an asset allocation program using models. However, you have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy.

     To assist you in your selection of an asset allocation model, we offer an Asset Allocation Program (the "Program") that uses fund-specific model recommendations developed by our affiliate, Ameritas Investment Partners, Inc. ("AIP"), who selects the specific funds to populate each model from those available in the product. These model recommendations are developed pursuant to an agreement between Ameritas Life and AIP. We also

No-Load VA 6150                       -21-
obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.

     To participate in the Program:
     o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by AIP. AIC has no discretionary authority to execute any other transfers for your Policy.
     o    You must complete the Asset Allocation questionnaire.
     o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
     o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated monthly on our website and is available upon request.
     o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon AIP's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
     o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For these reasons, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy.
     o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

     The Program consists of five models, ranging from aggressive to conservative.
     o Aggressive Model - The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
     o Capital Growth Model - The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
     o Balanced Model - The Balanced Model is for long-term investors who do not need current income and want some growth potential. The model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
     o Moderate Model - The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
     o Conservative Model - The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

     Additional allocation models (the "GLWB Models") are available if your Policy was issued with the GLWB2 rider. For policies issued with the GLWB2 rider prior to May 1, 2013, Program GLWB Models are available. We reserve the right to offer GLWB Models with or without an asset allocation program.

     Additional Information - Program GLWB Models
     --------------------------------------------
     The GLWB2 rider requires that you participate only in the permitted GLWB Models. Program GLWB Models available for use with the GLWB2 rider on Policies issued prior to May 1, 2013, are:

No-Load VA 6150                       -22-
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          o    GLWB Balanced - For long-term investors who do not need current income and want some growth potential. The model is likely to experience fluctuation in value, but presents less volatility than the overall equity market. Losses are still possible;
          o GLWB Moderate - For investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible; and
          o GLWB Conservative - For investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

For more information on these models, see your variable annuity application. The GLWB2 rider will terminate if you withdraw from a permitted model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the permitted models. Additional safeguards apply if your Policy has the GLWB2 rider (see the GLWB2 Rider, Asset Allocation section).

     While you are permitted to participate in the three Program GLWB Models listed above if your Policy was issued prior to May 1, 2013, these are not permitted GLWB Models for Policies issued on and after May 1, 2013.

     Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models also may make a 100% allocation to a Non-Program GLWB Model, listed later in this section, on or after May 1, 2013. The Non- Program GLWB Models are permitted GLWB Models. However, if you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program GLWB Models. Thereafter, your permitted GLWB Models will be limited to Non-Program GLWB Models.

     Potential Conflicts of Interest Relating to Program Models and Program GLWB Models
     AIC and AIP may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. AIP is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines which portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP. CIM and AIP are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models and/or GLWB Models. AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

     There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment adviser for the Program is available on AIC's Form ADV Part 2A, Appendix 1, which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time.

     Non-Program GLWB Models

     Beginning May 1, 2013, GLWB Models are offered outside of the Program described above. These Non-Program GLWB Models are comprised of volatility managed funds, and, for that reason, also may be referred to as "VM Models."
The Non-Program GLWB Models are required if your Policy was issued with the GLWB2 rider on or after May 1, 2013. They are the only permitted GLWB Models for such Policies.

     Each of the three Non-Program GLWB Models, or VM Models, is comprised of a single investment option that is managed by our affiliate, Calvert Investment Management, Inc. ("CIM"), subject to the oversight of CIM and the fund's Board of Directors. (See Potential Conflicts of Interest, below.) The strategies used by the VM Models limit the volatility risks associated with offering living benefit riders. In providing the VM Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and Ameritas Investment Corp., nor is any of our affiliates an adviser to you as the Policy Owner.

No-Load VA 6150                       -23-

     Non-Program GLWB Models available for use with the GLWB2 rider on or after May 1, 2013 are:
     o VM Growth Model - The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
     o VM Moderate Growth Model - The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
     o VM Moderate Model - The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

     To elect a Non-Program GLWB Model:
     o    You must allocate all of your Policy value to one VM Model.
     o You are responsible for determining which model is best for you. Your financial adviser can help you make this determination and may provide you with an investor questionnaire to help you define your investing style. There is no guarantee that the model you select is appropriate to your ability to withstand investment risk. We are not responsible for your selection of a specific investment option or model, or your decision to change to a different investment option.
     o Performance of each VM Model is updated monthly on our website and is available upon request. If you wish to keep using your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically updated. If you wish to change your selected model, you can select a different Non-Program GLWB Model.
     o You may not make changes to your allocations outside the Non-Program GLWB Models. Changes to allocations outside the Non-Program GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a Non-Program GLWB Model. You will be required to talk to a Service Center representative if you wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Non-Program GLWB Model for your Policy.
     o Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation.).
     o If participation in the Non-Program GLWB Models terminates, including by death of the Owner, Policy value will reflect allocations to the model last selected before termination. Any additional premiums received after the death of the Owner will be returned.

     These Non-Program GLWB Models also are permitted GLWB Models on Policies with the GLWB2 rider that were issued prior to May 1, 2013. Owners of Policies with the GLWB2 rider who are invested in Program GLWB Models may make a 100% allocation to one of the Non-Program GLWB Models on or after May 1, 2013. If you choose a Non-Program GLWB Model, you will be considered as having withdrawn from the Program and discontinued your relationship with AIC for purposes of the Program. You will not be allowed to return to Program GLWB Models.

Potential Conflicts of Interest Relating to Non-Program GLWB Models
     In providing investment advisory services for the investments that comprise the VM Models, CIM, together with its affiliates, including us, is subject to competing interests that may influence its decisions. These competing interests typically arise because CIM or one of its affiliates serves as the investment adviser or sub-adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which CIM and its affiliates are subject, see the underlying VM fund prospectuses.

     Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the investment options that comprise the VM Models, including more information about conflicts of interest, see the prospectuses for the underlying investment options or ask for a copy of this prospectus' Statement of Additional Information. We may modify the available investment options, including selection of Non-Program GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

No-Load VA 6150                       -24-

     The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------
     Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

     POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

     The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o    Application in Good Order
     All application questions must be answered, but particularly note these requirements:
     o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     o Your premium allocations must be completed in whole percentages, and total 100%.
     o    Initial premium must meet minimum premium requirements.
     o    Your signature must be on the application.
     o Identify the type of plan, whether it is non-qualified or, if it is qualified, state the type of qualified plan.
     o    City, state and date application was signed must be completed.
     o If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
     o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o    Premium Requirements
     Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

     Initial Premium
     ---------------
     o    The only premium required. All others are optional.
     o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

     Additional Premiums
     -------------------
     o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.

No-Load VA 6150                       -25-

     o    Will not be accepted, without our approval, on or after the earlier of
          (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

o    Allocating Your Premiums
     You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us.
     o The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account proportionately to the remaining investment options you selected in your latest allocation instructions.

o    "Right to Examine" Period Allocations
     If you are not satisfied with the Policy, you may void it by returning it to us within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where required by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

     YOUR POLICY VALUE

     On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

o    Separate Account Value
     Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

     When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

     An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

No-Load VA 6150                       -26-

o    Fixed Account Value
     The Policy value of the Fixed Account on any Business Day equals:
     (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
     (b)  any premiums credited since the end of the previous Policy Month; plus
     (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus

     (d) any transfer and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus

     (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
     (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
     (g)  interest credited on the Fixed Account balance.

     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted:
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time), except Rydex Subaccount transactions must be received by 2:30 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

     DELAY OF PAYMENTS

     We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of full surrenders or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the insurance commissioner of the state where the Policy is delivered.

     BENEFICIARY

     You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

     If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

     If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

No-Load VA 6150                       -27-

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY CHANGES

     Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

     POLICY TERMINATION

     We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

     If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

     WITHDRAWALS
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax

     You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

     Withdrawal Rules
     o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
     o    Minimum withdrawal is $250.
     o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
     o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
     o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
     o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

     Ameritas Life and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a

No-Load VA 6150                       -28-
withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o    Systematic Withdrawal Plan
     The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

     DEATH BENEFITS

o    Death Benefit Upon Owner's Death
     We will pay the death benefit after we receive Due Proof of Death of an Owner's death and we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
           -    Your Policy being in force;
           -    Receipt of Due Proof of Death of the first Owner to die;
           -    Election of an annuity income option; and
           - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

     If an Owner of the Policy is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

     We will deduct any applicable premium tax not previously deducted from the death benefit payable.

     In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

No-Load VA 6150                       -29-

o    Standard Death Benefit
     Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
     -    adjusted guaranteed death benefit premiums.

     We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy value. This percentage is calculated by dividing the amount of the withdrawal by the Policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

     To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy value is reduced by taking the amount of the withdrawal in relation to the Policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

     Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o    IRS Required Distribution Upon Death of Owner
     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in Appendix B of this prospectus.

o    Tables Illustrating Benefits Upon Death
     The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...              and...                      then the...
--------------------- ---------------------- ------------------------------ ------------------------------------------------
any Policy Owner      - - -                  - - -                         Policy beneficiary receives the death
                                                                           benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
any Policy Owner      there is no surviving  the beneficiary is the Policy surviving spouse may elect to become the
                      joint Policy Owner who Owner's surviving spouse,     Policy Owner and continue the Policy, or
                      is the deceased        unless the spouse is the      may have the Policy end and receive the
                      Owner's spouse         surviving joint Policy Owner  death benefit.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      there is no named             the Policy continues with the Policy Owner
                      living                 contingent or joint           as the Policy Annuitant unless the Owner
                                             Annuitant                     names a new Annuitant.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         the Policy Owner       - - -                         the Annuitant's death is treated as a
                      is a non-person                                      Policy Owner's death.
--------------------- ---------------------- ----------------------------- ---------------------------------------------
the Annuitant         a Policy Owner is      the contingent or joint       contingent Annuitant becomes the Annuitant,
                      living                 Annuitant is living           and the Policy continues.
------------------------------------------------------------------------------------------------------------------------

No-Load VA 6150                       -30-

                                      If death occurs on or after the Annuity Date:
------------------------------------------------------------------------------------------------------------------------
If the deceased is...  and...             then the...
--------------------- ---------------- ---------------------------------------------------------------------------------
--------------------- ---------------- ---------------------------------------------------------------------------------
any Policy Owner      there is a       surviving Policy Owner remains as Owner for purposes of distributing any
                      living joint     remaining Policy proceeds pursuant to the annuity income option then in
                      Owner, and       effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      the Annuitant    surviving Owner receives the proceeds.  If the payee is other than the
                      is living        deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------
any Policy Owner      there is no      Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving        any remaining Policy proceeds pursuant to the annuity income option then in
                      joint Owner,     effect.  If the annuity benefit payee was the Owner, then the Policy
                      and              beneficiary receives the proceeds.  If the payee is other than the Owner,
                      the Annuitant    proceeds continue to be paid to the payee until the payee's death, then are
                      is living        paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------
any Annuitant         any Policy       Policy Owner (or other named payee) receives distribution of any remaining
                      Owner is living  Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ---------------- ---------------------------------------------------------------------------------
the Annuitant         the Annuitant    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      is also the      any remaining Policy proceeds pursuant to the annuity income option then in
                      Policy Owner     effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ---------------- ---------------------------------------------------------------------------------

No-Load VA 6150                       -31-

     ANNUITY INCOME BENEFITS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
        - require investments to be allocated to our general account, so are not variable.
        -  may be taxable and, if premature, subject to a tax penalty.

     Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is effective only after we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

     Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 (see below) are also based on the a2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o    When Annuity Income Payments Begin
     You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o    Selecting an Annuity Income Option
     You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

     If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o    Annuity Income Options
     Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2, or 3 to option 4, 5, or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice not to withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

No-Load VA 6150                       -32-

     We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

     The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

     GLWB2 RIDER

     A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is part of your Policy if you elect it at the time of issue, and if the rider is approved in your state. The rider is only available if the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). The rider will be in the Accumulation Phase at Policy issue. If you elect to enter the Withdrawal Phase, the Withdrawal Phase will begin no sooner than 30 days after Policy issue.

     The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

     GLWB2 Definitions

Benefit phases are defined as:

     o Accumulation Phase. The period of time between the Policy Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value

Covered Person(s).
     o    The Owner(s) of the Policy or;
     o The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues within a range we have established) after the later of the Policy Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Policy Date or the most recent reset date, if any.

No-Load VA 6150                       -33-

The initial Premium Accumulation Value is equal to the initial premium. The rate of interest is:
     o    5% for the Policy Year in which no withdrawal is taken.
     o    0% for the Policy Year in which a withdrawal is taken.
We may change these rates for new issues.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. At issue the Rider Charge Base is set equal to the initial premium. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

     Rider Charges
     The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

     Asset Allocation
     The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. For Policies issued prior to May 1, 2013, the GLWB Models available for use with the GLWB2 rider are "Program GLWB Models."

Program GLWB Models:
     If your Policy was issued prior to May 1, 2013, you were required to participate in the Program GLWB Models. These are not permitted GLWB Models for Policies issued on or after May 1, 2013. The Program GLWB Models available for use are:
     *  GLWB Balanced
     *  GLWB Moderate
     *  GLWB Conservative

     AIC serves as investment adviser fiduciary solely for purposes of development of the Program GLWB Models and periodic updates to the models or deletion of the models. The conditions of the Program apply, and you agree to a rebalancing schedule. AIC will not decide the Program GLWB Model best for you. Only you can select the Program GLWB Model best for you.

     You are permitted to transfer your total Policy value from one of the Program GLWB Models to another Program GLWB Model. Changes to your allocations outside the permitted GLWB Models will terminate the rider. The Program
GLWB Model allocations may be periodically adjusted among then current or new investment options in accordance with the asset allocation program.

     For Policies issued on or after May 1, 2013, or earlier Policies electing to transfer to a Non-Program GLWB Model, the GLWB Models are available for use with the GLWB2 rider are "Non-Program GLWB Models."

Non-Program GLWB Models:
     If your Policy was issued on or after May 1, 2013, or if you were issued a Policy with the GLWB2 rider prior to May 1, 2013, and elected to transfer to a Non-Program GLWB Model, you are required to participate in the Non-Program GLWB Models. They are the only permitted GLWB Models for such Policies. The Non-Program GLWB Models available for use are:
     *  VM Growth
     *  VM Moderate Growth
     *  VM Moderate

     The conditions of the Non-Program GLWB Models apply (see the Non-Program GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider.

No-Load VA 6150                       -34-

     You are permitted to transfer your total Policy value from one of the Non-Program GLWB Models to another Non-Program GLWB Model. AIC does not serve as investment adviser to the Non-Program GLWB Models.

     If you are currently participating in a Program GLWB Model, you are permitted to transfer your total Policy value from one of the Program GLWB Models to one of the Non-Program GLWB Models. AIC does not provide investment advice to the Non-Program GLWB Models. If you elect to transfer to one of the Non-Program GLWB Models, your advisory relationship with AIC will terminate for purposes of the Program and you will no longer be able to allocate your Policy value to one of the Program GLWB Models. If you elect to transfer from a Program GLWB Model to a Non-Program GLWB Model, AIC will no longer serve as your investment adviser fiduciary and your permitted GLWB Models will be limited to Non-Program GLWB Models.

     GLWB Models
     You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options. We reserve the right to offer GLWB Models with or without an asset allocation program.

     The following apply if a GLWB Model consists of multiple investment options:
     o The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
     o Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
     o All premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

     We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models. If the default GLWB Model specified is a Non-Program GLWB Model, your permitted models will be limited to Non-Program GLWB Models.

     We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another permitted GLWB Model for which additional premium payments are permitted.

     We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

     Single Life Option - Rider Election by Surviving Spouse
     This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

     If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate.

     If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

No-Load VA 6150                       -35-

     Joint Spousal Option - for Non-Qualified and IRA Plans
     The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

o    Accumulation Phase

     Reset Feature

     On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

At the time of a reset:
     1.   A new premium accumulation period begins for the:
          a.   Premium Accumulation Value; and
          b.   Maximum Anniversary Policy Value.
     2. If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
     3. You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

     Withdrawals
     You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

     A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

          a - (a * (b / c))

          where:
          a = Rider Charge Base, Premium Accumulation Value, or Maximum
              Anniversary Policy Value prior to the withdrawal;
          b = withdrawal amount;
          c = Policy value prior to the withdrawal

Example:
          Assume the following items (actual results will depend on Policy experience):
               Rider Charge Base (a)                  = $105,000
               Premium Accumulation (a)               = $100,000
               Maximum Anniversary Policy Value (a)   = $115,000
               Partial Withdrawal Amount (b)          = $ 20,000
               Policy Value before the withdrawal (c) = $120,000
          Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:
               a  =  $100,000
               b  =  $ 20,000
               c  =  $120,000
          Premium Accumulation after the partial withdrawal
               =  $100,000-($100,000*($20,000/$120,000))
               =  $100,000-($100,000*(0.16667))
               =  $100,000-($16,666.67)
               =  $83,333.00

No-Load VA 6150                       -36-

          The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o    Withdrawal Phase

     You may choose to begin withdrawal payments no sooner than 30 days after the Policy Date and no later than 60 days after the date we receive the properly completed service form in our office.

     Benefit Base
     The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

     The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

     Lifetime Withdrawal Benefit Amount ("LWBA")

     We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

     The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o     3.50% - ages 50 through 54
          o     4.00% - ages 55 through 59
          o     4.50% - ages 60 through 64
          o     5.00% - ages 65 through 69
          o     5.25% - ages 70 through 74
          o     5.50% - ages 75 through 79
          o     6.00% - age 80 and older

However, we may change this schedule for new issues. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the withdrawal phase to the adjusted Benefit Base.

     You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

     Impact of Withdrawals on Benefit Base
     Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

     At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of
(x) divided by the result of subtracting (z) minus (x) from (y):

                     x
               -------------
               (y - (z - x))
               where:
               x = Excess Withdrawal amount with respect to LWBA;
               y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.

No-Load VA 6150                       -37-

Example:
          Assume the following items (actual results will depend on Policy experience):
               Benefit Base                            = $100,000
               LWBA                                    = $ 5,000
               Partial Withdrawal Amount (z)           = $ 7,000
               Excess Partial Withdrawal Amount (x)    = $ 2,000
               Policy Value Prior to Withdrawal (y)    = $ 90,000
          The proportional reduction factor: x/(y-(z-x))= 2,000/(90,000- (7,000-2,000))=0.02353
          The effect on the Benefit Base is: $100,000x0.02353=$2,353
          Applying the reduction to the Benefit Base: $100,000-$2,353=$97,647

          A reduction in the Benefit Base will reduce the LWBA.

     No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base
-----------------------
On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

     Additional Premiums
     -------------------
     Additional premium payments made during the Withdrawal Phase will:
     1.   increase the Policy value according to the provisions of the Policy;
          and,
     2.   increase the Benefit Base; and,
     3.   increase the LWBA.

     Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o    Guaranteed Phase

     If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
     a.   the monthly rider charge will no longer be deducted; and,
     b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
     c.   no additional premiums will be accepted; and,
     d.   no additional step-ups will occur; and,
     e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
     f. the Policy and any other riders will cease to provide any death benefits.

o    Death Benefit

     Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

     If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o    Termination of Rider

     Except as otherwise provided under the Single Life Option - Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:
     1.   the date of death of the last surviving Covered Person;
     2. the date there is a change of Owner that results in a change of Covered Person;
     3. the date annuity payments commence under an annuity income option as described in the Policy;
     4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
     5. the date any asset allocation requirement or investment restriction is violated;
     6. the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:
          a. apply the Policy value under an annuity income option described in the Policy, or
          b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

No-Load VA 6150                       -38-

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

     This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

     Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o    Tax Deferrals During Accumulation Period
     An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o    Taxation of Withdrawals
     Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

     If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the Owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

o    Taxation of Annuity Payments
     Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o    Taxation of Death Proceeds
     A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

No-Load VA 6150                       -39-

o    Tax Treatment of Assignments and Transfers
     An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o    Tax Treatments by Type of Owner
     A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the entity as Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o    Annuity Used to Fund Qualified Plan
     The Policy is designed for use with various qualified plans, including:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.

     The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

     The company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

o    Tax Impact on Account Value
     Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

No-Load VA 6150                       -40-

MISCELLANEOUS
--------------------------------------------------------------------------------

     ABOUT OUR COMPANY

     Ameritas Life Insurance Corp. ("Ameritas Life") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing life insurance and annuities, group dental, vision and hearing care insurance, retirement plans and 401(k) plans throughout the United States, except in the State of New York. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

     Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

     DISTRIBUTION OF THE POLICIES

     Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority-owned subsidiary of Ameritas Life, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

     The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

     VOTING RIGHTS

     As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

     If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal.

     LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

No-Load VA 6150                       -41-

APPENDIX A:  Accumulation Unit Values

     The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant") under variable annuity Policies offered by this prospectus. No-Load Variable Annuity 6150 AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period.

     The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option as of the end of the periods indicated for No-Load Variable Annuity 6150 Policies.

     The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Number (#) of
                                                                               Ameritas                    Accumulation  Units
FUND COMPANY                                                                  No-Load VA    Value ($) at     At End of Year
Subaccount (inception date)                                                      6150        End of Year       (December 31)
                                                                        Year  Value ($) at  (December 31)       No-Load VA
                                                                              Inception                             6150
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I (08/27/2012)            2012          8.46         9.338                     0
------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I  (08/27/2012)           2012         16.17        17.039                     0
------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS, INC.
------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index Portfolio,                          2012         70.05        76.238                    36
Class I (08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
Calvert VP Natural Resources Portfolio (08/27/2012)                     2012         51.17        51.450                 1,621
------------------------------------------------------------------------------------------------------------------------------

Calvert VP S&P 500 Index Portfolio                                      2012          0.00            NA                    NA
(05/01/13) (Calvert SRI Strategic Portfolio prior to April 30, 2013)

------------------------------------------------------------------------------------------------------------------------------
Calvert VP Volatility Managed Growth Portfolio, Class F                 2012            NA            NA                    NA
(05/01/2013)
------------------------------------------------------------------------------------------------------------------------------
Calvert VP Volatility Managed Moderate Growth Portfolio,                2012            NA            NA                    NA
Class F (05/01/2013)
------------------------------------------------------------------------------------------------------------------------------
Calvert VP Volatility Managed Moderate Portfolio, Class F               2012            NA            NA                    NA
(05/01/2013)
------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Balanced Portfolio (08/27/2012)                          2012          2.31         2.327                     0
------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Equity Portfolio (08/27/2012)                            2012         23.16        23.770                     0
------------------------------------------------------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC.
------------------------------------------------------------------------------------------------------------------------------
VA Global Bond Portfolio (08/27/2012)                                   2012         11.55        11.630                16,999
------------------------------------------------------------------------------------------------------------------------------
VA International Small Portfolio (08/27/2012)                           2012         10.27        11.337                 2,237
------------------------------------------------------------------------------------------------------------------------------
VA International Value Portfolio (08/27/2012)                           2012         10.70        11.799                 6,628
------------------------------------------------------------------------------------------------------------------------------
VA Short-Term Fixed Portfolio (08/27/2012)                              2012         10.21        10.209                10,753
------------------------------------------------------------------------------------------------------------------------------
VA U.S. Large Value Portfolio (08/27/2012)                              2012         16.39        17.571                 1,322
------------------------------------------------------------------------------------------------------------------------------
VA U.S. Targeted Value Portfolio (08/27/2012)                           2012         12.20        13.207                 1,732
------------------------------------------------------------------------------------------------------------------------------
DWS INVESTMENTS VARIABLE SERIES I
------------------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio (08/27/2012)                           2012         21.51        21.347                     0
------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
------------------------------------------------------------------------------------------------------------------------------
DWS Global Growth VIP Portfolio, Class A                                2012          8.74         9.436                     0
(08/27/12) (named DWS Global Thematic VIP Portfolio
prior to May 1, 2013)
------------------------------------------------------------------------------------------------------------------------------
DWS Small Mid Cap Value VIP Portfolio, Class A                          2012         12.57        13.163                 1,968
(08/27/2012) (named DWS Dreman Small Mid CapValue
VIP Portfolio prior to May 1, 2013)
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class  (08/27/12)      2012         39.78        40.564                 2,085
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio,  Initial Class (08/27/12)      2012         29.38        30.403                     0
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Initial Class  (08/27/12)             2012         43.02        42.458                     0
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Initial Class (08/27/12)         2012         10.25        10.655                 7,834
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio,                        2012         18.10        18.275                14,653
Initial Class (08/27/12)
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Initial Class  (08/27/2012)          2012         47.20        49.195                   527
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Initial Class  (08/27/2012)         2012         20.32        22.066                     0
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (08/27/2012)  2012         14.79        15.245                 4,788
------------------------------------------------------------------------------------------------------------------------------

No-Load VA 6150                                        - A:1 -                                        Accumulation Unit Values

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Number (#) of
                                                                               Ameritas                    Accumulation  Units
FUND COMPANY                                                                  No-Load VA    Value ($) at     At End of Year
Subaccount (inception date)                                                      6150        End of Year       (December 31)
                                                                        Year  Value ($) at  (December 31)       No-Load VA
                                                                              Inception                             6150
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund, Class 2                          2012         25.36        26.777                   223
(08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund, Series I (08/27/2012)             2012         35.88        36.133                     0
(named Invesco Van Kampen V.I.  American Franchise
prior to April 29, 2013)
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                        2012         30.40        32.105                 1,729
(08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Series, Initial Class (08/27/2012)        2012         12.12        13.061                     0
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series, Initial Class (08/27/2012)                     2012         31.17        32.615                     0
------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value  Portfolio,                        2012         16.78        17.960                     0
Class I (08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio,                 2012         16.34        17.120                     0
Class I (08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R) Strategy  Portfolio,                       2012         14.04        13.706                 2,073
Administrative Class (08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio,  Administrative Class                     2012         13.55        13.835                23,965
 (08/27/2012)
------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST

------------------------------------------------------------------------------------------------------------------------------
Guggenheim U.S. Long Short Momentum Fund                                2012         13.49        13.630                     0
(08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
Rydex Government Long Bond 1.2x Strategy Fund (08/27/12)                2012         20.77        20.127                   582
------------------------------------------------------------------------------------------------------------------------------
Rydex Inverse Government Long Bond  Strategy Fund                       2012          9.70         9.787                     0
(08/27/12)
------------------------------------------------------------------------------------------------------------------------------
Rydex Inverse NASDAQ-100(R) Strategy Fund  (08/27/12)                   2012          9.01         9.242                     0
------------------------------------------------------------------------------------------------------------------------------
Rydex Inverse S&P 500 Strategy Fund  (08/27/12)                         2012          3.01         2.919                     0
------------------------------------------------------------------------------------------------------------------------------

Rydex NASDAQ-100(R) Fund (08/27/2012)                                   2012         22.76        21.707                   642

------------------------------------------------------------------------------------------------------------------------------
Rydex Nova Fund (08/27/2012)                                            2012          8.71         8.884                     0
------------------------------------------------------------------------------------------------------------------------------
Rydex Precious Metals Fund (08/27/2012)                                 2012         13.00        13.282                    56
------------------------------------------------------------------------------------------------------------------------------
Rydex Russell 2000 1.5x Strategy Fund (08/27/12)                        2012         33.78        36.210                     0
------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Blue Chip Growth Portfolio                                2012         12.95        13.129                 7,561
(08/27/2012)

------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio (08/27/2012)                               2012         25.93        28.036                     0
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I  (08/27/2012)            2012         18.38        20.319                 2,139
------------------------------------------------------------------------------------------------------------------------------
VANGUARD(R) VARIABLE INSURANCE FUND
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Balanced Portfolio (08/27/2012)                             2012         27.31        28.051                 1,716
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Diversified Value Portfolio (08/27/2012)                    2012         17.78        18.244                 5,392
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Income Portfolio (08/27/2012)                        2012         25.51        26.023                 2,762
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Equity Index Portfolio (08/27/2012)                         2012         34.65        35.242                 4,026
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Growth Portfolio (08/27/2012)                               2012         15.02        15.404                     0
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) High Yield Bond Portfolio (08/27/2012)                      2012         12.98        13.503                 1,066
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) International Portfolio (08/27/2012)                        2012         21.37        23.417                 6,865
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Mid-Cap Index Portfolio (08/27/2012)                        2012         23.58        24.676                 3,795
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Money Market Portfolio (08/27/2012)                         2012          1.12         1.122               251,632
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) REIT Index Portfolio (08/27/2012)                           2012         28.74        28.938                 4,085
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Small Company Growth Portfolio  (08/27/12)                  2012         26.84        27.780                 2,630
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Bond Market Index Portfolio                           2012         15.88        15.939                26,459
(08/27/2012)
------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Portfolio                          2012         37.12        38.030                 1,181
(08/27/2012)
------------------------------------------------------------------------------------------------------------------------------

No-Load VA 6150                                        - A:2 -                                        Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

     -------------------------------------------------------------------
     DISCLOSURE STATEMENT                For annuity policies issued as a:
                                               o  Traditional IRA
     AMERITAS LIFE INSURANCE CORP.             o  SEP IRA
                                               o  SIMPLE IRA
                                               o  Roth IRA
     -------------------------------------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------

You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, or longer, if required under state law, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------

This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP IRA), or Savings Incentive Match Plan for Employees (SIMPLE IRA). A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
---------------

Eligibility
You are eligible to establish a Traditional IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,500 in 2013, or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Ameritas Life Insurance Corp.        - B:1-       Tax Qualified Plan Disclosures

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

              Married Filing Jointly     Single/Head of Household
              ----------------------     ------------------------
     Year          AGI                     AGI
     ----
     2011     $90,000 - $110,000         $56,000 - $66,000
     2012     $92,000 - $112,000         $58,000 - $68,000
     2013     $95,000 - $115,000         $59,000 - $69,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $178,000; and the deductible contribution for you is phased out between $178,000 and $188,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life
You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distribution is made to a beneficiary on or after the Owner's death; (2) the distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectant or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse;
(8) the distribution is to satisfy a levy issued by the IRS; or (9) as a qualified reservist and distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Ameritas Life Insurance Corp.        - B:2-       Tax Qualified Plan Disclosures

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse, payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA, distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Regular IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

Ameritas Life Insurance Corp.        - B:3-       Tax Qualified Plan Disclosures

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,500 for 2013. If you are age 50 or older, the Annual Contribution Limit is increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limit is required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $112,000. Your ability to contribute to your Roth IRA is phased out at $127,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $178,000. Your ability to contribute to your Roth IRA is phased out at $188,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

Ameritas Life Insurance Corp.        - B:4-       Tax Qualified Plan Disclosures

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Life Insurance Corp.        - B:5-       Tax Qualified Plan Disclosures

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

               for marketing assistance or other product questions
                           prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                           e-mail: direct@ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need.

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     A Statement of Additional Information, dated May 1, 2013, and other information about us and the Policy is on file with the SEC and is incorporated into this prospectus by reference.

     For a free copy, access it on the SEC's website (www.sec.gov, select
"More Search Options," then type "333-182091" in the "File Number" field and select "Find Companies"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                           Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields

------------------------------------------ -----------

Other Information                              4
Asset Allocation Program

------------------------------------------ -----------

Service Marks and Copyright                    6
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C) 2013 Ameritas Life Insurance Corp.

                                [Ameritas Logo]

                         Ameritas Life Insurance Corp.

No-Load VA 6150                Last Page          SEC Registration No. 811-07661

--------------------------------------------------------------------------------
Statement of Additional Information:  May 1, 2013
to accompany Policy Prospectus dated:  May 1, 2013
                                                          [Ameritas Logo]

                                                   Ameritas Life Insurance Corp.

Ameritas No-Load VA 6150

                             Ameritas Life Insurance Corp. Separate Account LLVA
Flexible Premium Deferred Variable Annuity Policy
--------------------------------------------------------------------------------


Table of Contents                                   Page

General Information and History.........................1
Services

Purchase of Securities Being Offered....................2
Underwriters
Calculation of Performance
        Standardized Performance Reporting
        Non-Standardized Performance Reporting
        Yields

Other Information.......................................4
Asset Allocation Program

Service Marks and Copyright.............................6
Licensing Agreement
Financial Statements

Ameritas(R) and the bison design are registered service marks of Ameritas Life Insurance Corp.

This Statement of Additional Information ("Statement") is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by sending us an email through our website at ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                        GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("Company, we, us, our, Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care, and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas"), a Nebraska mutual insurance holding company. Ameritas is a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of Ameritas Mutual Holding Company, as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150                              Statement of Additional Information
                                     SAI 1

Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Life Insurance Corp. Separate Account LLVA (the "Registrant"). The 2010 services were provided under the Ameritas companies' General Administrative Services
Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011 or 2012, and no amounts are reported for either of those years in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for Ameritas Life commissioned variable annuities, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

AFFILIATE:*                                 YEAR:        2010          2011        2012
--------------------------------------------------- ------------- ----------- -------------
The Union Central Life Insurance Company              $607,574          $0          $0
--------------------------------------------------- ------------- ----------- -------------
Acacia Life Insurance Company                          $23,487          $0          $0
--------------------------------------------------- ------------- ----------- -------------
*Each affiliate listed is a wholly owned subsidiary of Ameritas Life.

Ameritas Life entered into a Service Agreement dated May 1, 2010 with its affiliate, Ameritas Investment Partners, Inc. ("AIP")(named Summit Investment Advisors, Inc. prior to May 1, 2013), for purpose of AIP developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services AIP performed under this agreement for Ameritas Life Insurance Corp. Separate Account LLVA, Ameritas Life paid AIP the following amounts in the last three years:

AFFILIATE:*                                 YEAR:        2010          2011        2012
--------------------------------------------------- ------------- ----------- -------------
Ameritas Investment Partners, Inc.                     $3,479        $6,923      $10,646
--------------------------------------------------- ------------- ----------- -------------

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITER

The Policy is offered continuously and is distributed by Ameritas
Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                               YEAR:       2010         2011         2012
--------------------------------------------------------------------- ------------- ------------ ------------
Variable annuity commissions we paid to AIC that were paid to other        $35,633      $78,024      $59,563
broker-dealers and representatives (not kept by AIC).
--------------------------------------------------------------------- ------------- ------------ ------------
Variable annuity commission earned and kept by AIC.                           None         None         None
--------------------------------------------------------------------- ------------- ------------ ------------
Fees we paid to AIC for variable annuity Principal Underwriter             $69,136     $249,787     $199,314
services.
--------------------------------------------------------------------- ------------- ------------ ------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any money market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

No-Load VA 6150                              Statement of Additional Information
                                     SAI: 2

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the beginning of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                              YIELD=2[(a-b+1)(6)-1]
                                       ---
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy

No-Load VA 6150                              Statement of Additional Information
                                     SAI: 3
deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website (www.sec.gov, select "More Search Options" then type "333-182091" in the "File Number" field and select "Find Companies") or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-551-8090 for details and public hours.)

                            ASSET ALLOCATION PROGRAM

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Ameritas Investment Partners, Inc. ("AIP"), a registered investment adviser, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models
Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, AIP determines how available investment options can be used to implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. AIP may also choose passively managed index investment options to optimize returns for a given risk profile. AIP's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, AIP looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. AIP avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance

No-Load VA 6150                              Statement of Additional Information
                                     SAI: 4
intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs. AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and AIP may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by AIP, also an affiliate of ours. CIM and AIP are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. AIP analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, AIP may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to AIP the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIP may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and AIP. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

No-Load VA 6150                              Statement of Additional Information
                                     SAI: 5

Non-Program Models
Please note that we offer non-program models for certain Policies. AIC does not develop, evaluate, or update the non-program models. AIC does not serve as the investment adviser for investment in the non-program models.

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison design are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

No-Load VA 6150                              Statement of Additional Information
                                     SAI: 6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") as of December 31, 2012 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2012, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 15, 2013

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Balanced Portfolio (Balanced) -
      590,352.408 shares at $1.909 per share (cost $1,036,704)                  $     1,126,983
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      23,762.223 shares at $32.66 per share (cost $685,337)                             776,074
    Calvert VP SRI Equity Portfolio (Social Equity) -
      37,105.640 shares at $21.37 per share (cost $689,609)                             792,948
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      11,563.249 shares at $46.96 per share (cost $433,992)                             543,010
    Calvert VP SRI Strategic Portfolio (Core Strategies) -
      5,103.631 shares at $17.57 per share (cost $86,018)                                89,671
  DWS Investments VIT Funds (Scudder):
  ------------------------------------
    DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
      8,197.794 shares at $13.56 per share (cost $93,452)                               111,162
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      212,066.772 shares at $12.78 per share (cost $2,354,068)                        2,710,213
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      3,907.100 shares at $9.24 per share (cost $33,281)                                 36,102
  DWS Variable Series I (Scudder):
  --------------------------------
    DWS Capital Growth VIP Portfolio, Class A (Growth) -
      5,258.654 shares at $21.38 per share (cost $109,282)                              112,430
  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      164,999.745 shares at $16.09 per share (cost $2,814,525)                        2,654,846
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
      1,943,784.354 shares at $13.06 per share (cost $25,160,723)                    25,385,824
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity Income IC) -
      117,319.060 shares at $19.94 per share (cost $2,449,860)                        2,339,342
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      88,204.256 shares at $42.05 per share (cost $3,251,801)                         3,708,989
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      1,249,317.923 shares at $5.81 per share (cost $7,090,748)                       7,258,537
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      63,583.183 shares at $5.78 per share (cost $346,948)                              367,511
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      753,962.152 shares at $26.44 per share (cost $19,066,168)                      19,934,759
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      68,851.281 shares at $26.36 per share (cost $1,730,167)                         1,814,920

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
      343,159.837 shares at $30.55 per share (cost $10,009,828)                 $    10,483,533
    Fidelity VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
      26,018.024 shares at $30.39 per share (cost $778,211)                             790,688
    Fidelity VIP Strategic Income Portfolio, Initial Class (Strategic) -
      657,806.868 shares at $11.76 per share (cost $7,651,617)                        7,735,809
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
      6,742.019 shares at $16.34 per share (cost $103,118)                              110,165
    Invesco V.I. Global Health Care Fund Portfolio, Series I (Health) -
      5,227.996 shares at $21.00 per share (cost $94,424)                               109,788
    Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
      8,131.190 shares at $16.87 per share (cost $120,703)                              137,173
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      113,799.518 shares at $30.03 per share (cost $3,173,929)                        3,417,400
    Invesco Van Kampen V.I. American Franchise Fund Portfolio,
    Series I (Franchise) -
      1,439.368 shares at $36.28 per share (cost $53,497)                                52,220
  Janus Aspen Series (Janus):
  ---------------------------
    Janus Portfolio, Institutional Shares (Growth) -
      899.987 shares at $26.45 per share (cost $17,529)                                  23,805
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Balanced Portfolio, Class I (Balanced) -
      15,529.901 shares at $11.47 per share (cost $155,212)                             178,128
    Neuberger Berman AMT Growth Portfolio, Class I (Growth) -
      4,378.204 shares at $20.91 per share (cost $75,618)                                91,548
    Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
      24,076.834 shares at $10.95 per share (cost $270,480)                             263,641
    Neuberger Berman AMT Large Cap Value Portfolio, Class I (Partners) -
      91,771.081 shares at $11.60 per share (cost $1,084,389)                         1,064,545
    Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
      12,478.382 shares at $12.09 per share (cost $171,432)                             150,864
  Rydex Variable Trust (Rydex):
  -----------------------------
    Rydex Nova Fund Portfolio (Nova) -
      13,700.327 shares at $88.42 per share (cost $1,200,823)                         1,211,383
    Rydex NASDAQ-100 Fund Portfolio (NASDAQ) -
      79,204.861 shares at $22.56 per share (cost $1,754,216)                         1,786,862

The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Rydex Variable Trust (Rydex), continued:
  ----------------------------------------
    Rydex Precious Metals Fund Portfolio (Precious Metals) -
      329,174.535 shares at $12.57 per share (cost $4,908,543)                  $     4,137,724
    Rydex Inverse S&P 500 Strategy Fund Portfolio (Inv. S&P 500) -
      39,613.082 shares at $26.55 per share (cost $1,169,878)                         1,051,727
    Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
      93,431.418 shares at $15.20 per share (cost $1,668,899)                         1,420,158
    Rydex Inverse NASDAQ-100 Strategy Fund Portfolio (Inverse NASDAQ) -
      29,229.110 shares at $8.64 per share (cost $260,907)                              252,540
    Rydex Inverse Government Long Bond Strategy Fund Portfolio (Inv. Long Bond) -
      10,778.182 shares at $9.24 per share (cost $121,038)                               99,590
    Rydex Russell 2000 1.5x Strategy Fund Portfolio (Russell) -
      22,200.813 shares at $32.65 per share (cost $683,297)                             724,857
    Guggenheim U.S. Long Short Momentum Fund Portfolio (Sector Rotation) -
      65,312.084 shares at $12.49 per share (cost $828,695)                             815,748
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      326,412.744 shares at $14.41 per share (cost $5,664,099)                        4,703,608
  Vanguard Variable Insurance Fund (Vanguard):
  --------------------------------------------
    Vanguard Money Market Portfolio (Money Market) -
      23,700,983.480 shares at $1.00 per share (cost $23,700,983)                    23,700,983
    Vanguard Equity Index Portfolio (Equity Index) -
      877,978.330 shares at $24.93 per share (cost $21,136,243)                      21,888,000
    Vanguard Total Bond Market Index Portfolio (Total Bond) -
      2,911,342.295 shares at $12.46 per share (cost $34,369,488)                    36,275,325
    Vanguard REIT Index Portfolio (REIT Index) -
      1,456,874.583 shares at $12.12 per share (cost $17,590,565)                    17,657,320
    Vanguard Mid-Cap Index Portfolio (Mid-Cap) -
      949,358.469 shares at $16.13 per share (cost $14,305,275)
        Contracts in Accumulation                                  $  15,227,131
        Contracts in Payout                                               86,021
                                                                   -------------
        Total                                                                        15,313,152
    Vanguard Total Stock Market Index Portfolio (Stock Market Index) -
      460,821.657 shares at $25.32 per share (cost $11,235,011)
        Contracts in Accumulation                                  $  11,586,558
        Contracts in Payout                                               81,446
                                                                   -------------
        Total                                                                        11,668,004
    Vanguard Equity Income Portfolio (Equity Income) -
      946,015.035 shares at $17.63 per share (cost $14,850,611)                      16,678,245


The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Vanguard Variable Insurance Fund (Vanguard), continued:
  -------------------------------------------------------
    Vanguard Growth Portfolio (Growth) -
      377,001.432 shares at $15.32 per share (cost $4,703,293)                  $     5,775,662
    Vanguard High Yield Bond Portfolio (High Yield Bond) -
      1,044,370.378 shares at $8.33 per share (cost $7,871,227)                       8,699,605
    Vanguard Balanced Portfolio (Balanced) -
      602,647.427 shares at $20.70 per share (cost $11,066,587)                      12,474,802
    Vanguard International Portfolio (International) -
      1,481,602.231 shares at $18.35 per share (cost $26,072,549)
        Contracts in Accumulation                                  $  27,082,384
        Contracts in Payout                                              105,017
                                                                   -------------
        Total                                                                        27,187,401
    Vanguard Diversified Value Portfolio (Diversified) -
      1,131,293.733 shares at $14.31 per share (cost $14,496,568)                    16,188,813
    Vanguard Small Company Growth Portfolio (Small Company Growth) -
      663,196.018 shares at $20.08 per share (cost $10,717,221)                      13,316,976
  Wells Fargo Advantage Funds - Variable Trust (Wells Fargo):
  -----------------------------------------------------------
    Wells Fargo Advantage VT Discovery Fund Portfolio, Class 2 (Discovery) -
      18,877.757 shares at $25.16 per share (cost $351,237)                             474,964
    Wells Fargo Advantage VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
      12,708.465 shares at $20.05 per share (cost $239,236)                             254,805
  ProFunds VP (ProFunds):
  -----------------------
    ProFund VP Bull Portfolio (Bull) -
      90,922.539 shares at $29.52 per share (cost $2,652,939)                         2,684,033
    ProFund VP Europe 30 Portfolio (Europe) -
      4,245.719 shares at $21.59 per share (cost $86,763)                                91,665
    ProFund VP Mid-Cap Value Portfolio (Mid-Cap) -
      146.636 shares at $29.04 per share (cost $3,545)                                    4,258
    ProFund VP NASDAQ-100 Portfolio (NASDAQ-100) -
      8,948.429 shares at $22.70 per share (cost $201,383)                              203,129
    ProFund VP Small-Cap Portfolio (Small-Cap) -
      5,597.959 shares at $29.76 per share (cost $164,896)                              166,595
    ProFund VP Small-Cap Value Portfolio (Small-Cap Value) -
      424.280 shares at $30.41 per share (cost $12,540)                                  12,902
    ProFund VP Dow 30 Portfolio (Classic Dow) -
      6,543.095 shares at $29.71 per share (cost $193,560)                              194,395
  Inverse ProFunds VP (ProFunds):
  -------------------------------
    ProFund VP Bear Portfolio (Bear) -
      19,240.275 shares at $15.48 per share (cost $310,069)                             297,839

The accompanying notes are an integral part of these financial statements

                                      FS-5

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Inverse ProFunds VP (ProFunds), continued:
  ------------------------------------------
    ProFund VP Short NASDAQ-100 Portfolio (Short NASDAQ) -
      4,756.559 shares at $6.87 per share (cost $32,594)                        $        32,678
    ProFund VP Short Small-Cap Portfolio (Short Small-Cap) -
      7,424.711 shares at $6.24 per share (cost $48,674)                                 46,330
    ProFund VP Short Dow 30 Portfolio (Short Dow) -
      3,209.540 shares at $4.67 per share (cost $15,077)                                 14,989
  Ultra ProFunds VP (ProFunds):
  -----------------------------
    ProFund VP UltraMid-Cap Portfolio (UltraMid) -
      2,703.083 shares at $31.44 per share (cost $83,627)                                84,985
    ProFund VP UltraNASDAQ-100 Portfolio (UltraOTC) -
      3,711.591 shares at $28.77 per share (cost $97,109)                               106,782
    ProFund VP UltraSmall-Cap Portfolio (UltraSmall) -
      61.242 shares at $13.34 per share (cost $783)                                         817
    ProFund VP UltraBull Portfolio (UltraBull) -
      1,074.650 shares at $13.42 per share (cost $14,043)                                14,422
  Non-Equity ProFunds VP (ProFunds):
  ----------------------------------
    ProFund VP US Government Plus Portfolio (U.S. Gov. Plus) -
      11,280.185 shares at $22.99 per share (cost $269,354)                             259,331
    ProFund VP Rising Rates Opportunity Portfolio (Opportunity) -
      3,831.230 shares at $6.98 per share (cost $25,850)                                 26,742
  Sector ProFunds VP (ProFunds):
  ------------------------------
    ProFund VP Oil & Gas Portfolio (Oil & Gas) -
      3,310.256 shares at $45.02 per share (cost $156,336)                              149,028
    ProFund VP Precious Metals Portfolio (Precious Metals) -
      10,344.631 shares at $37.95 per share (cost $503,686)                             392,579
    ProFund VP Real Estate Portfolio (Real Estate) -
      1,614.440 shares at $51.69 per share (cost $68,180)                                83,450
  Access VP High Yield Fund (ProFunds):
  -------------------------------------
    Access VP High Yield Fund Portfolio (High Yield) -
      1,931.231 shares at $28.75 per share (cost $55,464)                                55,523
  ProFund VP Money Market (ProFunds):
  -----------------------------------
    ProFund VP Money Market Portfolio (Money Market) -
      3,988,243.240 shares at $1.00 per share (cost $3,988,243)                       3,988,243
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO CommodityRealReturn Strategy Portfolio,
    Administrative Class (Commodity) -
      1,296,395.861 shares at $7.13 per share (cost $11,690,445)                      9,243,302

The accompanying notes are an integral part of these financial statements.

                                      FS-6

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  PIMCO Variable Insurance Trust (Pimco), continued:
  --------------------------------------------------
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      2,508,051.795 shares at $11.55 per share (cost $28,094,436)               $    28,967,998
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
      91,877.582 shares at $14.58 per share (cost $1,259,695)                         1,339,575
    American Century VP International Fund Portfolio, Class I (International) -
      184,789.242 shares at $8.93 per share (cost $1,504,665)                         1,650,168
  Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
  --------------------------------------------------------------------------
    Templeton Global Bond Securities Fund Portfolio, Class 2 (Global Inc.) -
      472,749.235 shares at $19.47 per share (cost $8,711,738)                        9,204,428
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Utilities Series Portfolio, Initial Class (Utilities IC) -
      51,073.317 shares at $27.63 per share (cost $1,326,745)                         1,411,156
    MFS Research International Series Portfolio, Initial Class (Research) -
      15,219.093 shares at $12.37 per share (cost $167,404)                             188,260
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP Natural Resources Portfolio (Natural Res)  -
      65,460.619 shares at $50.98 per share (cost $3,325,378)                         3,337,182
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      2,375.963 shares at $73.81 per share (cost $128,063)                              175,370
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      2,143.644 shares at $86.62 per share (cost $161,899)                              185,682
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      9,858.767 shares at $72.86 per share (cost $687,870)                              718,310
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      4,564.237 shares at $75.22 per share (cost $291,340)                              343,322
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
      749,373.365 shares at $13.45 per share (cost $8,061,507)                       10,079,072
  The Universal Institutional Funds, Inc. (Morgan Stanley):
  ---------------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      442,291.470 shares at $15.03 per share (cost $6,001,254)                        6,647,641
  DFA Investment Dimensions Group Inc. (DFA):
  -------------------------------------------
    VA Global Bond Portfolio (Bond) -
      248,190.104 shares at $10.89 per share (cost $2,724,311)                        2,702,790
    VA International Small Portfolio (Small) -
      110,401.733 shares at $10.20 per share (cost $1,152,656)                        1,126,098

The accompanying notes are an integral part of these financial statements.

                                      FS-7

                                AMERITAS LIFE INSURANCE CORP.
                                    SEPARATE ACCOUNT LLVA
                                  STATEMENTS OF NET ASSETS
                                      DECEMBER 31, 2012

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  DFA Investment Dimensions Group Inc. (DFA), continued:
  ------------------------------------------------------
    VA International Value Portfolio (Value) -
      320,120.852 shares at $11.12 per share (cost $3,701,609)                  $     3,559,744
    VA Short-Term Fixed Portfolio (Fixed) -
      365,813.630 shares at $10.20 per share (cost $3,745,692)                        3,731,299
    VA U.S. Large Value Portfolio (Large) -
      115,718.309 shares at $17.15 per share (cost $1,813,050)                        1,984,569
    VA U.S. Targeted Value Portfolio (Targeted) -
      106,170.277 shares at $13.07 per share (cost $1,229,716)                        1,387,646

                                                                                ---------------
  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                $   435,025,209
                                                                                ===============

The accompanying notes are an integral part of these financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Calvert
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      13,760
  Mortality and expense risk charge                                                        (7,037)
                                                                                    --------------
Net investment income(loss)                                                                 6,723
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           66,604
                                                                                    --------------
Net realized gain(loss)                                                                    66,604
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             44,271
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     117,598
                                                                                    ==============


                                                                                              Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $       6,723   $       8,996
  Net realized gain(loss)                                                                  66,604          30,453
  Net change in unrealized appreciation/depreciation                                       44,271          27,064
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         117,598          66,513
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       5,194          12,301
  Subaccounts transfers (including fixed account), net                                   (142,455)       (253,125)
  Transfers for policyowner benefits and terminations                                    (200,316)        (47,125)
  Policyowner maintenance charges                                                            (466)           (468)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (338,043)       (288,417)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (220,445)       (221,904)
Net assets at beginning of period                                                       1,347,428       1,569,332
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,126,983   $   1,347,428
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

    Mid Cap                              Social Equity                             Small Cap
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $           782                         $             -
         (4,486)                                 (4,716)                                 (3,165)
----------------                        ----------------                        ----------------
         (4,486)                                 (3,934)                                 (3,165)
----------------                        ----------------                        ----------------


         88,427                                  26,170                                  19,824
          3,910                                  13,636                                   4,669
----------------                        ----------------                        ----------------
         92,337                                  39,806                                  24,493
----------------                        ----------------                        ----------------

         20,933                                  72,152                                  44,291
----------------                        ----------------                        ----------------


$       108,784                         $       108,024                         $        65,619
================                        ================                        ================


              Mid Cap                              Social Equity                             Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (4,486)    $        (4,425)    $        (3,934)    $        (4,791)    $        (3,165)    $        (3,127)
         92,337              63,889              39,806              25,848              24,493               3,672
         20,933             (38,587)             72,152             (28,918)             44,291             (14,622)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        108,784              20,877             108,024              (7,861)             65,619             (14,077)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -               2,300               1,200                 620                  75
         (3,000)            (27,459)              1,447              15,038             (10,703)             15,446
        (13,756)            (60,353)            (17,962)           (131,389)             (8,490)             (1,987)
           (287)               (300)               (142)               (151)                (97)               (114)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (17,043)            (88,112)            (14,357)           (115,302)            (18,670)             13,420
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         91,741             (67,235)             93,667            (123,163)             46,949                (657)
        684,333             751,568             699,281             822,444             496,061             496,718
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       776,074     $       684,333     $       792,948     $       699,281     $       543,010     $       496,061
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Calvert
                                                                                    ------------------------------
                                                                                         Core
                                                                                      Strategies
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $         380
  Mortality and expense risk charge                                                        (7,948)
                                                                                    --------------
Net investment income(loss)                                                                (7,568)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          (97,776)
                                                                                    --------------
Net realized gain(loss)                                                                   (97,776)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            139,254
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      33,910
                                                                                    ==============


                                                                                            Core Strategies
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      (7,568)  $      (8,525)
  Net realized gain(loss)                                                                 (97,776)        364,818
  Net change in unrealized appreciation/depreciation                                      139,254        (679,535)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          33,910        (323,242)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     234,075       1,584,589
  Subaccounts transfers (including fixed account), net                                 (2,670,569)     (2,770,473)
  Transfers for policyowner benefits and terminations                                     (63,064)       (105,044)
  Policyowner maintenance charges                                                          (9,254)        (26,153)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (2,508,812)     (1,317,081)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (2,474,902)     (1,640,323)
Net assets at beginning of period                                                       2,564,573       4,204,896
                                                                                    --------------  --------------
Net assets at end of period                                                         $      89,671   $   2,564,573
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Scudder
--------------------------------------------------------------------------------------------------------------------
                                              Small
   Small Cap                                Mid Value                               Thematic
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$         1,161                         $        27,708                         $         1,157
           (733)                                (15,155)                                   (326)
----------------                        ----------------                        ----------------
            428                                  12,553                                     831
----------------                        ----------------                        ----------------


             31                                       -                                       -
          6,804                                  62,824                                  (1,879)
----------------                        ----------------                        ----------------
          6,835                                  62,824                                  (1,879)
----------------                        ----------------                        ----------------

         12,042                                 238,863                                   7,092
----------------                        ----------------                        ----------------


$        19,305                         $       314,240                         $         6,044
================                        ================                        ================


             Small Cap                            Small Mid Value                             Thematic
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           428       $         406     $        12,553     $         8,976     $           831     $           404
          6,835                 281              62,824              93,718              (1,879)            (11,536)
         12,042              (8,571)            238,863            (347,732)              7,092             (35,294)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         19,305              (7,884)            314,240            (245,038)              6,044             (46,426)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          1,550                 753             294,467             468,812               8,772                   -
        (50,456)             21,485            (283,702)            240,139             (43,466)           (215,221)
        (29,002)             (2,535)            (61,830)            (81,876)             (1,467)             (6,609)
           (101)               (147)             (7,066)             (3,541)                (36)                (74)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (78,009)             19,556             (58,131)            623,534             (36,197)           (221,904)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (58,704)             11,672             256,109             378,496             (30,153)           (268,330)
        169,866             158,194           2,454,104           2,075,608              66,255             334,585
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       111,162     $       169,866     $     2,710,213     $     2,454,104     $        36,102     $        66,255
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Scudder
                                                                                    ------------------------------

                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       1,318
  Mortality and expense risk charge                                                          (881)
                                                                                    --------------
Net investment income(loss)                                                                   437
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                            1,345
                                                                                    --------------
Net realized gain(loss)                                                                     1,345
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             18,276
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      20,058
                                                                                    ==============


                                                                                                Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $         437   $        (661)
  Net realized gain(loss)                                                                   1,345          (5,329)
  Net change in unrealized appreciation/depreciation                                       18,276         (15,127)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          20,058         (21,117)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                         500               -
  Subaccounts transfers (including fixed account), net                                    (33,448)        155,127
  Transfers for policyowner benefits and terminations                                      (1,313)         (7,288)
  Policyowner maintenance charges                                                             (73)            (16)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (34,334)        147,823
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (14,276)        126,706
Net assets at beginning of period                                                         126,706               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $     112,430   $     126,706
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                           Inv. Grade                            Equity Income
  Overseas IC                               Bond IC                                    IC
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        49,704                         $       603,100                         $        74,052
        (15,054)                               (143,131)                                (13,095)
----------------                        ----------------                        ----------------
         34,650                                 459,969                                  60,957
----------------                        ----------------                        ----------------


          8,553                                 656,629                                 143,388
        (51,378)                                 89,040                                 (21,124)
----------------                        ----------------                        ----------------
        (42,825)                                745,669                                 122,264
----------------                        ----------------                        ----------------

        466,371                                 (14,027)                                148,489
----------------                        ----------------                        ----------------


$       458,196                         $     1,191,611                         $       331,710
================                        ================                        ================


            Overseas IC                          Inv. Grade Bond IC                       Equity Income IC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        34,650      $       22,654     $       459,969     $       547,671     $        60,957     $        42,232
        (42,825)            (53,973)            745,669             516,515             122,264             (63,414)
        466,371            (497,764)            (14,027)             16,230             148,489              33,990
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        458,196            (529,083)          1,191,611           1,080,416             331,710              12,808
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         21,665              63,156           3,890,869           3,386,311              24,358              39,711
       (150,389)           (243,214)          1,217,526           2,287,395             147,355              55,055
        (83,672)           (253,881)         (1,157,775)         (1,391,496)           (170,512)           (144,865)
         (1,107)             (1,335)            (74,357)            (40,246)               (678)               (701)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (213,503)           (435,274)          3,876,263           4,241,964                 523             (50,800)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        244,693            (964,357)          5,067,874           5,322,380             332,233             (37,992)
      2,410,153           3,374,510          20,317,950          14,995,570           2,007,109           2,045,101
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,654,846     $     2,410,153     $    25,385,824     $    20,317,950     $     2,339,342     $     2,007,109
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Fidelity
                                                                                    ------------------------------
                                                                                        Growth
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      19,953
  Mortality and expense risk charge                                                       (20,126)
                                                                                    --------------
Net investment income(loss)                                                                  (173)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          111,764
                                                                                    --------------
Net realized gain(loss)                                                                   111,764
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            317,826
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     429,417
                                                                                    ==============


                                                                                              Growth IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (173)  $      (4,783)
  Net realized gain(loss)                                                                 111,764          51,757
  Net change in unrealized appreciation/depreciation                                      317,826         (64,533)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         429,417         (17,559)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     144,483         407,783
  Subaccounts transfers (including fixed account), net                                    (59,629)        354,624
  Transfers for policyowner benefits and terminations                                    (214,787)       (226,302)
  Policyowner maintenance charges                                                          (1,305)         (1,343)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (131,238)        534,762
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    298,179         517,203
Net assets at beginning of period                                                       3,410,810       2,893,607
                                                                                    --------------  --------------
Net assets at end of period                                                         $   3,708,989   $   3,410,810
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
  High Income                             High Income                              Contrafund
       IC                                      SC                                      IC
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$       408,065                         $        20,580                         $       263,957
        (40,032)                                 (3,172)                               (107,268)
----------------                        ----------------                        ----------------
        368,033                                  17,408                                 156,689
----------------                        ----------------                        ----------------


              -                                       -                                       -
         63,931                                  34,539                                   8,642
----------------                        ----------------                        ----------------
         63,931                                  34,539                                   8,642
----------------                        ----------------                        ----------------

        392,616                                  14,099                               2,293,327
----------------                        ----------------                        ----------------


$       824,580                         $        66,046                         $     2,458,658
================                        ================                        ================


           High Income IC                          High Income SC                          Contrafund IC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       368,033     $       372,148     $        17,408     $        38,790   $         156,689     $        65,913
         63,931              93,258              34,539              57,330               8,642             (97,346)
        392,616            (355,699)             14,099             (61,329)          2,293,327            (438,924)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        824,580             109,707              66,046              34,791           2,458,658            (470,357)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,110,141           1,197,363                 120                 120             947,968             466,300
       (241,799)            888,101            (182,618)           (386,085)          2,779,308            (247,127)
       (392,880)           (400,367)           (129,714)            (63,733)           (943,749)           (804,978)
        (22,789)            (11,869)               (106)               (124)            (20,265)             (5,179)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        452,673           1,673,228            (312,318)           (449,822)          2,763,262            (590,984)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,277,253           1,782,935            (246,272)           (415,031)          5,221,920          (1,061,341)
      5,981,284           4,198,349             613,783           1,028,814          14,712,839          15,774,180
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     7,258,537     $     5,981,284     $       367,511     $       613,783     $    19,934,759     $    14,712,839
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                      Contrafund
                                                                                          SC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      22,405
  Mortality and expense risk charge                                                       (11,099)
                                                                                    --------------
Net investment income(loss)                                                                11,306
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                            4,642
                                                                                    --------------
Net realized gain(loss)                                                                     4,642
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            258,501
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     274,449
                                                                                    ==============


                                                                                            Contrafund SC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      11,306   $       3,618
  Net realized gain(loss)                                                                   4,642         (52,311)
  Net change in unrealized appreciation/depreciation                                      258,501         153,833
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         274,449         105,140
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       4,675         111,632
  Subaccounts transfers (including fixed account), net                                   (167,066)     (3,638,949)
  Transfers for policyowner benefits and terminations                                    (143,331)       (303,068)
  Policyowner maintenance charges                                                            (599)           (689)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (306,321)     (3,831,074)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (31,872)     (3,725,934)
Net assets at beginning of period                                                       1,846,792       5,572,726
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,814,920   $   1,846,792
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
     Mid Cap                                Mid Cap
       IC                                      SC                                   Strategic
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        64,516                         $         4,054                         $       239,051
        (59,327)                                 (5,203)                                (37,149)
----------------                        ----------------                        ----------------
          5,189                                  (1,149)                                201,902
----------------                        ----------------                        ----------------


        821,771                                  62,280                                  74,537
        224,644                                  23,445                                 (10,335)
----------------                        ----------------                        ----------------
      1,046,415                                  85,725                                  64,202
----------------                        ----------------                        ----------------

        285,767                                  47,930                                 311,073
----------------                        ----------------                        ----------------


$     1,337,371                         $       132,506                         $       577,177
================                        ================                        ================


             Mid Cap IC                              Mid Cap SC                              Strategic
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         5,189     $       (40,705)    $        (1,149)    $        (6,676)    $       201,902     $       212,841
      1,046,415             453,005              85,725              21,417              64,202             123,281
        285,767          (1,615,397)             47,930            (171,444)            311,073            (237,311)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,337,371          (1,203,097)            132,506            (156,703)            577,177              98,811
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        533,614           1,172,487               3,560               3,090             982,242             540,393
       (154,311)         (2,363,681)           (309,380)           (242,734)            669,146           3,169,179
       (452,902)           (767,576)           (125,151)            (55,261)           (459,444)           (233,246)
         (7,521)             (7,484)               (408)               (586)            (20,217)             (7,775)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (81,120)         (1,966,254)           (431,379)           (295,491)          1,171,727           3,468,551
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,256,251          (3,169,351)           (298,873)           (452,194)          1,748,904           3,567,362
      9,227,282          12,396,633           1,089,561           1,541,755           5,986,905           2,419,543
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    10,483,533     $     9,227,282     $       790,688     $     1,089,561     $     7,735,809     $     5,986,905
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 AIM
                                                                                    ------------------------------

                                                                                       Dividend
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       2,167
  Mortality and expense risk charge                                                          (465)
                                                                                    --------------
Net investment income(loss)                                                                 1,702
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                              420
                                                                                    --------------
Net realized gain(loss)                                                                       420
                                                                                    --------------

Change in unrealized appreciation/depreciation                                              9,995
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      12,117
                                                                                    ==============


                                                                                              Dividend
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $       1,702   $        (147)
  Net realized gain(loss)                                                                     420            (348)
  Net change in unrealized appreciation/depreciation                                        9,995          (2,948)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          12,117          (3,443)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                         680             120
  Subaccounts transfers (including fixed account), net                                     60,632          49,155
  Transfers for policyowner benefits and terminations                                      (2,678)         (6,384)
  Policyowner maintenance charges                                                             (24)            (10)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       58,610          42,881
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     70,727          39,438
Net assets at beginning of period                                                          39,438               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $     110,165   $      39,438
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       AIM
--------------------------------------------------------------------------------------------------------------------

     Health                                Technology                             Intl. Growth
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $        46,136
           (578)                                   (822)                                (16,396)
----------------                        ----------------                        ----------------
           (578)                                   (822)                                 29,740
----------------                        ----------------                        ----------------


              -                                       -                                       -
            779                                   1,342                                  12,026
----------------                        ----------------                        ----------------
            779                                   1,342                                  12,026
----------------                        ----------------                        ----------------

         15,161                                  12,963                                 360,995
----------------                        ----------------                        ----------------


$        15,362                         $        13,483                         $       402,761
================                        ================                        ================


               Health                                Technology                             Intl. Growth
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (578)    $          (401)    $          (822)    $          (630)    $        29,740     $         1,447
            779                 830               1,342               5,810              12,026             (12,515)
         15,161               2,880              12,963             (15,408)            360,995            (187,210)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         15,362               3,309              13,483             (10,228)            402,761            (198,278)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


            500                   -              11,250                   -             659,913             402,147
         37,712                 186              (9,452)              1,465             296,323           1,480,681
         (3,719)            (13,941)               (476)               (378)           (138,879)            (69,582)
            (44)                (28)                (86)               (101)            (15,334)             (5,939)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         34,449             (13,783)              1,236                 986             802,023           1,807,307
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         49,811             (10,474)             14,719              (9,242)          1,204,784           1,609,029
         59,977              70,451             122,454             131,696           2,212,616             603,587
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       109,788     $        59,977     $       137,173     $       122,454     $     3,417,400     $     2,212,616
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 AIM
                                                                                    ------------------------------

                                                                                       Franchise
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                          (206)
                                                                                    --------------
Net investment income(loss)                                                                  (206)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                              (92)
                                                                                    --------------
Net realized gain(loss)                                                                       (92)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             (1,278)
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      (1,576)
                                                                                    ==============


                                                                                              Franchise
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (206)  $           -
  Net realized gain(loss)                                                                     (92)              -
  Net change in unrealized appreciation/depreciation                                       (1,278)              -
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          (1,576)              -
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                         500               -
  Subaccounts transfers (including fixed account), net                                     54,028               -
  Transfers for policyowner benefits and terminations                                        (730)              -
  Policyowner maintenance charges                                                              (2)              -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       53,796               -
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     52,220
Net assets at beginning of period                                                               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $      52,220   $           -
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                 Janus                                                Neuberger Berman
--------------------------------------- ----------------------------------------------------------------------------

     Growth                                 Balanced                                 Growth
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$           128                         $             -                         $             -
           (167)                                 (1,144)                                   (661)
----------------                        ----------------                        ----------------
            (39)                                 (1,144)                                   (661)
----------------                        ----------------                        ----------------


            386                                       -                                       -
          6,908                                   9,795                                   9,366
----------------                        ----------------                        ----------------
          7,294                                   9,795                                   9,366
----------------                        ----------------                        ----------------

           (173)                                 11,023                                   7,169
----------------                        ----------------                        ----------------


$         7,082                         $        19,674                         $        15,874
================                        ================                        ================


               Growth                                 Balanced                                 Growth
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           (39)    $            (2)    $        (1,144)    $        (1,057)    $          (661)    $          (802)
          7,294                 261               9,795              28,048               9,366               1,777
           (173)             (2,864)             11,023             (16,850)              7,169              (1,639)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          7,082              (2,605)             19,674              10,141              15,874                (664)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -               1,100                 300                   -                   -
        (25,563)               (838)            (58,974)           (227,392)            (48,697)            (17,479)
              -                   -                   -                   -                   -                (788)
            (50)                (64)               (230)               (260)               (212)               (228)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (25,613)               (902)            (58,104)           (227,352)            (48,909)            (18,495)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (18,531)             (3,507)            (38,430)           (217,211)            (33,035)            (19,159)
         42,336              45,843             216,558             433,769             124,583             143,742
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        23,805     $        42,336     $       178,128     $       216,558     $        91,548     $       124,583
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Neuberger Berman
                                                                                    ------------------------------

                                                                                         Bond
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       9,052
  Mortality and expense risk charge                                                        (1,440)
                                                                                    --------------
Net investment income(loss)                                                                 7,612
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           (1,244)
                                                                                    --------------
Net realized gain(loss)                                                                    (1,244)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                              2,196
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $       8,564
                                                                                    ==============


                                                                                                Bond
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $       7,612   $       7,021
  Net realized gain(loss)                                                                  (1,244)         (3,125)
  Net change in unrealized appreciation/depreciation                                        2,196          (6,031)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                           8,564          (2,135)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -         113,906
  Subaccounts transfers (including fixed account), net                                     85,871         (11,996)
  Transfers for policyowner benefits and terminations                                      (1,293)           (282)
  Policyowner maintenance charges                                                             (38)            (45)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       84,540         101,583
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     93,104          99,448
Net assets at beginning of period                                                         170,537          71,089
                                                                                    --------------  --------------
Net assets at end of period                                                         $     263,641   $     170,537
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                               Neuberger Berman                                                Rydex
------------------------------------------------------------------------------- ------------------------------------

    Partners                                Regency                                   Nova
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$         4,310                         $           898                         $             -
         (5,966)                                   (837)                                 (5,224)
----------------                        ----------------                        ----------------
         (1,656)                                     61                                  (5,224)
----------------                        ----------------                        ----------------


              -                                  38,666                                       -
         (8,014)                                  1,551                                  73,442
----------------                        ----------------                        ----------------
         (8,014)                                 40,217                                  73,442
----------------                        ----------------                        ----------------

        157,868                                 (20,737)                                  2,961
----------------                        ----------------                        ----------------


$       148,198                         $        19,541                         $        71,179
================                        ================                        ================


              Partners                                Regency                                   Nova
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (1,656)    $        (7,666)    $            61     $          (653)    $        (5,224)    $        (3,865)
         (8,014)            (56,805)             40,217              57,435              73,442             (73,835)
        157,868            (107,254)            (20,737)            (76,673)              2,961              (4,051)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        148,198            (171,725)             19,541             (19,891)             71,179             (81,751)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


             60               9,186                   -               6,490                 125               1,375
        (30,510)           (104,647)             10,440            (524,483)            686,074            (269,178)
        (16,170)           (164,406)            (12,411)            (21,952)            (39,150)             (6,558)
           (351)               (400)                (30)                (93)               (353)               (426)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (46,971)           (260,267)             (2,001)           (540,038)            646,696            (274,787)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        101,227            (431,992)             17,540            (559,929)            717,875            (356,538)
        963,318           1,395,310             133,324             693,253             493,508             850,046
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,064,545     $       963,318     $       150,864     $       133,324     $     1,211,383     $       493,508
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                Rydex
                                                                                    ------------------------------

                                                                                        NASDAQ
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                       (11,545)
                                                                                    --------------
Net investment income(loss)                                                               (11,545)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          286,973
                                                                                    --------------
Net realized gain(loss)                                                                   286,973
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             10,011
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     285,439
                                                                                    ==============


                                                                                                NASDAQ
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (11,545)  $      (8,877)
  Net realized gain(loss)                                                                 286,973          74,737
  Net change in unrealized appreciation/depreciation                                       10,011         (24,265)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         285,439          41,595
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      17,065           1,260
  Subaccounts transfers (including fixed account), net                                   (314,616)        757,077
  Transfers for policyowner benefits and terminations                                     (56,065)        (72,122)
  Policyowner maintenance charges                                                            (488)           (391)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (354,104)        685,824
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (68,665)        727,419
Net assets at beginning of period                                                       1,855,527       1,128,108
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,786,862   $   1,855,527
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Rydex
--------------------------------------------------------------------------------------------------------------------
    Precious                                  Inv.                                 Gov. Long
     Metals                                 S&P 500                                   Bond
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $        10,477
        (32,867)                                 (7,161)                                 (8,485)
----------------                        ----------------                        ----------------
        (32,867)                                 (7,161)                                  1,992
----------------                        ----------------                        ----------------


        454,193                                       -                                 391,483
       (744,335)                               (232,794)                                128,296
----------------                        ----------------                        ----------------
       (290,142)                               (232,794)                                519,779
----------------                        ----------------                        ----------------

        (87,226)                                 (1,255)                               (490,643)
----------------                        ----------------                        ----------------


$      (410,235)                        $      (241,210)                        $        31,128
================                        ================                        ================


          Precious Metals                           Inv. S&P 500                           Gov. Long Bond
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (32,867)    $       (39,979)    $        (7,161)    $        (8,813)    $         1,992     $        13,536
       (290,142)            521,179            (232,794)           (212,745)            519,779               7,230
        (87,226)         (2,827,410)             (1,255)             34,146            (490,643)            350,957
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (410,235)         (2,346,210)           (241,210)           (187,412)             31,128             371,723
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        102,749             303,356               8,722              26,627              61,468               2,504
       (460,759)             10,357            (202,803)            644,669            (187,380)            188,978
     (1,041,392)         (1,436,068)            (43,022)            (37,285)            (23,417)            (90,003)
         (1,407)             (1,754)               (450)               (517)               (250)               (253)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,400,809)         (1,124,109)           (237,553)            633,494            (149,579)            101,226
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,811,044)         (3,470,319)           (478,763)            446,082            (118,451)            472,949
      5,948,768           9,419,087           1,530,490           1,084,408           1,538,609           1,065,660
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     4,137,724     $     5,948,768     $     1,051,727     $     1,530,490     $     1,420,158     $     1,538,609
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                Rydex
                                                                                    ------------------------------
                                                                                       Inverse
                                                                                        NASDAQ
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                        (1,993)
                                                                                    --------------
Net investment income(loss)                                                                (1,993)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          (81,309)
                                                                                    --------------
Net realized gain(loss)                                                                   (81,309)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             19,980
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     (63,322)
                                                                                    ==============


                                                                                           Inverse NASDAQ
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      (1,993)  $      (2,765)
  Net realized gain(loss)                                                                 (81,309)        (42,974)
  Net change in unrealized appreciation/depreciation                                       19,980         (16,230)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         (63,322)        (61,969)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                       9,623         102,383
  Subaccounts transfers (including fixed account), net                                    (72,384)        141,302
  Transfers for policyowner benefits and terminations                                     (29,162)        (13,372)
  Policyowner maintenance charges                                                             (85)           (145)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (92,008)        230,168
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (155,330)        168,199
Net assets at beginning of period                                                         407,870         239,671
                                                                                    --------------  --------------
Net assets at end of period                                                         $     252,540   $     407,870
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Rydex
--------------------------------------------------------------------------------------------------------------------
   Inv. Long                                                                         Sector
      Bond                                  Russell                                 Rotation
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $             -
         (1,126)                                 (4,177)                                 (5,002)
----------------                        ----------------                        ----------------
         (1,126)                                 (4,177)                                 (5,002)
----------------                        ----------------                        ----------------


              -                                       -                                       -
        (48,004)                                 (9,345)                                 (2,045)
----------------                        ----------------                        ----------------
        (48,004)                                 (9,345)                                 (2,045)
----------------                        ----------------                        ----------------

         27,278                                 126,330                                  39,621
----------------                        ----------------                        ----------------


$       (21,852)                        $       112,808                         $        32,574
================                        ================                        ================


           Inv. Long Bond                             Russell                             Sector Rotation
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (1,126)    $        (5,593)   $         (4,177)    $        (6,995)    $        (5,002)    $        (5,651)
        (48,004)           (318,656)             (9,345)             41,651              (2,045)               (717)
         27,278             (34,352)            126,330            (199,052)             39,621             (62,821)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (21,852)           (358,601)            112,808            (164,396)             32,574             (69,189)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


            390             165,495               1,954              39,223               5,721              75,085
        (39,672)           (524,608)             42,841            (149,213)            (60,481)           (117,109)
        (29,678)            (31,665)            (39,399)            (11,601)            (20,646)            (33,717)
            (24)               (101)               (245)               (327)               (237)               (253)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (68,984)           (390,879)              5,151            (121,918)            (75,643)            (75,994)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (90,836)           (749,480)            117,959            (286,314)            (43,069)           (145,183)
        190,426             939,906             606,898             893,212             858,817           1,004,000
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        99,590     $       190,426     $       724,857     $       606,898     $       815,748     $       858,817
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Third Avenue
                                                                                    ------------------------------

                                                                                         Value
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      39,114
  Mortality and expense risk charge                                                       (26,773)
                                                                                    --------------
Net investment income(loss)                                                                12,341
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                         (289,217)
                                                                                    --------------
Net realized gain(loss)                                                                  (289,217)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,323,344
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   1,046,468
                                                                                    ==============


                                                                                                Value
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      12,341   $      62,449
  Net realized gain(loss)                                                                (289,217)     (1,047,650)
  Net change in unrealized appreciation/depreciation                                    1,323,344        (197,507)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       1,046,468      (1,182,708)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      46,005         319,898
  Subaccounts transfers (including fixed account), net                                   (202,747)     (3,760,448)
  Transfers for policyowner benefits and terminations                                    (370,488)       (218,402)
  Policyowner maintenance charges                                                          (1,543)         (1,780)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (528,773)     (3,660,732)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    517,695      (4,843,440)
Net assets at beginning of period                                                       4,185,913       9,029,353
                                                                                    --------------  --------------
Net assets at end of period                                                         $   4,703,608   $   4,185,913
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------

  Money Market                            Equity Index                            Total Bond
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        37,144                         $       372,068                         $       716,931
       (154,259)                               (121,990)                               (188,212)
----------------                        ----------------                        ----------------
       (117,115)                                250,078                                 528,719
----------------                        ----------------                        ----------------


              -                                 800,653                                 237,575
              -                                  (4,371)                                230,456
----------------                        ----------------                        ----------------
              -                                 796,282                                 468,031
----------------                        ----------------                        ----------------

              -                               1,717,659                                 (12,144)
----------------                        ----------------                        ----------------


$      (117,115)                        $     2,764,019                         $       984,606
================                        ================                        ================


            Money Market                            Equity Index                             Total Bond
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      (117,115)    $      (119,984)    $       250,078     $       183,591     $       528,719     $       545,888
              -                   -             796,282             383,427             468,031             335,275
              -                   -           1,717,659            (356,513)            (12,144)            715,122
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (117,115)           (119,984)          2,764,019             210,505             984,606           1,596,285
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      4,521,491           5,729,344           2,487,733           1,811,141           4,000,870           2,406,968
     (1,754,977)          1,399,123            (377,869)           (770,094)          7,073,958           3,332,537
     (8,904,923)         (4,940,279)           (947,719)           (831,286)         (2,040,808)         (1,195,690)
        (25,660)            (11,852)            (39,684)            (22,992)            (74,779)            (16,555)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (6,164,069)          2,176,336           1,122,461             186,769           8,959,241           4,527,260
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (6,281,184)          2,056,352           3,886,480             397,274           9,943,847           6,123,545
     29,982,167          27,925,815          18,001,520          17,604,246          26,331,478          20,207,933
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    23,700,983     $    29,982,167     $    21,888,000     $    18,001,520     $    36,275,325     $    26,331,478
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Vanguard
                                                                                    ------------------------------

                                                                                      REIT Index
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     313,718
  Mortality and expense risk charge                                                       (99,399)
                                                                                    --------------
Net investment income(loss)                                                               214,319
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                         545,304
  Net realized gain(loss) on sale of fund shares                                         (112,414)
                                                                                    --------------
Net realized gain(loss)                                                                   432,890
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,786,547
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   2,433,756
                                                                                    ==============


                                                                                              REIT Index
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     214,319   $     131,735
  Net realized gain(loss)                                                                 432,890        (258,497)
  Net change in unrealized appreciation/depreciation                                    1,786,547         996,654
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       2,433,756         869,892
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   1,429,562       1,409,871
  Subaccounts transfers (including fixed account), net                                    529,115       1,164,512
  Transfers for policyowner benefits and terminations                                    (787,383)       (930,759)
  Policyowner maintenance charges                                                         (25,711)        (13,887)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    1,145,583       1,629,737
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  3,579,339       2,499,629
Net assets at beginning of period                                                      14,077,981      11,578,352
                                                                                    --------------  --------------
Net assets at end of period                                                         $  17,657,320   $  14,077,981
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------
                                          Stock Market                               Equity
     Mid-Cap                                 Index                                   Income
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$       168,514                         $       192,419                         $       389,796
        (89,253)                                (70,064)                                (96,736)
----------------                        ----------------                        ----------------
         79,261                                 122,355                                 293,060
----------------                        ----------------                        ----------------


        433,592                                 750,794                                       -
         28,589                                  29,008                                 149,723
----------------                        ----------------                        ----------------
        462,181                                 779,802                                 149,723
----------------                        ----------------                        ----------------

      1,467,286                                 720,017                               1,453,608
----------------                        ----------------                        ----------------


$     2,008,728                         $     1,622,174                         $     1,896,391
================                        ================                        ================


              Mid-Cap                            Stock Market Index                        Equity Income
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        79,261     $        71,728     $       122,355     $        85,401     $       293,060     $       267,926
        462,181              72,040             779,802             329,212             149,723             (73,131)
      1,467,286            (404,176)            720,017            (387,081)          1,453,608           1,138,773
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      2,008,728            (260,408)          1,622,174              27,532           1,896,391           1,333,568
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      1,156,543           1,794,698             503,173             531,898             188,216             458,591
        (43,924)         (2,888,434)           (255,448)           (279,939)            322,891           2,236,754
     (1,450,641)           (929,489)           (538,329)           (573,416)           (764,433)           (450,054)
        (22,166)            (23,653)             (2,430)             (2,413)             (2,405)             (2,485)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (360,188)         (2,046,878)           (293,034)           (323,870)           (255,731)          2,242,806
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,648,540          (2,307,286)          1,329,140            (296,338)          1,640,660           3,576,374
     13,664,612          15,971,898          10,338,864          10,635,202          15,037,585          11,461,211
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    15,313,152     $    13,664,612     $    11,668,004     $    10,338,864     $    16,678,245     $    15,037,585
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Vanguard
                                                                                    ------------------------------

                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      25,285
  Mortality and expense risk charge                                                       (34,922)
                                                                                    --------------
Net investment income(loss)                                                                (9,637)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          136,554
                                                                                    --------------
Net realized gain(loss)                                                                   136,554
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            766,532
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     893,449
                                                                                    ==============


                                                                                                Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      (9,637)  $       2,795
  Net realized gain(loss)                                                                 136,554          52,892
  Net change in unrealized appreciation/depreciation                                      766,532        (138,948)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         893,449         (83,261)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      97,328         178,357
  Subaccounts transfers (including fixed account), net                                    (83,288)        (98,859)
  Transfers for policyowner benefits and terminations                                    (259,662)       (314,345)
  Policyowner maintenance charges                                                          (2,232)         (2,265)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (247,854)       (237,112)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    645,595        (320,373)
Net assets at beginning of period                                                       5,130,067       5,450,440
                                                                                    --------------  --------------
Net assets at end of period                                                         $   5,775,662   $   5,130,067
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
--------------------------------------------------------------------------------------------------------------------
   High Yield
      Bond                                  Balanced                             International
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$       413,792                         $       341,234                         $       523,848
        (48,412)                                (74,191)                               (152,983)
----------------                        ----------------                        ----------------
        365,380                                 267,043                                 370,865
----------------                        ----------------                        ----------------


              -                                       -                                       -
        142,606                                 184,806                                (162,820)
----------------                        ----------------                        ----------------
        142,606                                 184,806                                (162,820)
----------------                        ----------------                        ----------------

        509,359                                 914,077                               4,331,291
----------------                        ----------------                        ----------------


$     1,017,345                         $     1,365,926                         $     4,539,336
================                        ================                        ================


          High Yield Bond                            Balanced                             International
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       365,380     $       400,669     $       267,043     $       236,530     $       370,865     $       289,491
        142,606              99,603             184,806              77,693            (162,820)            (80,649)
        509,359            (102,519)            914,077              49,396           4,331,291          (4,295,431)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,017,345             397,753           1,365,926             363,619           4,539,336          (4,086,589)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        609,161             738,804             535,950             625,418           1,844,129           2,870,782
        357,491             510,946            (373,447)           (301,197)         (1,641,241)         (3,186,747)
       (429,355)           (867,841)           (778,114)           (530,502)         (1,497,337)         (1,994,438)
         (1,491)             (1,291)             (2,379)             (2,630)            (36,108)            (31,101)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        535,806             380,618            (617,990)           (208,911)         (1,330,557)         (2,341,504)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,553,151             778,371             747,936             154,708           3,208,779          (6,428,093)
      7,146,454           6,368,083          11,726,866          11,572,158          23,978,622          30,406,715
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     8,699,605     $     7,146,454     $    12,474,802     $    11,726,866     $    27,187,401     $    23,978,622
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Vanguard
                                                                                    ------------------------------

                                                                                     Diversified
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $     364,513
  Mortality and expense risk charge                                                       (94,639)
                                                                                    --------------
Net investment income(loss)                                                               269,874
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          184,792
                                                                                    --------------
Net realized gain(loss)                                                                   184,792
                                                                                    --------------

Change in unrealized appreciation/depreciation                                          1,831,817
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $   2,286,483
                                                                                    ==============


                                                                                             Diversified
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     269,874   $     237,540
  Net realized gain(loss)                                                                 184,792         (28,093)
  Net change in unrealized appreciation/depreciation                                    1,831,817         424,632
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                       2,286,483         634,079
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   1,356,867       1,844,596
  Subaccounts transfers (including fixed account), net                                 (1,415,086)     (2,767,303)
  Transfers for policyowner benefits and terminations                                    (945,138)       (871,389)
  Policyowner maintenance charges                                                         (31,408)        (27,040)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,034,765)     (1,821,136)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  1,251,718      (1,187,057)
Net assets at beginning of period                                                      14,937,095      16,124,152
                                                                                    --------------  --------------
Net assets at end of period                                                         $  16,188,813   $  14,937,095
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                Vanguard                                                Wells Fargo
--------------------------------------- ----------------------------------------------------------------------------
 Small Company
     Growth                                 Discovery                             Opportunity
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        29,332                         $             -                         $           228
        (75,858)                                 (2,798)                                 (1,442)
----------------                        ----------------                        ----------------
        (46,526)                                 (2,798)                                 (1,214)
----------------                        ----------------                        ----------------


        248,995                                       -                                      84
        267,941                                   6,077                                      14
----------------                        ----------------                        ----------------
        516,936                                   6,077                                      98
----------------                        ----------------                        ----------------

      1,125,437                                  62,984                                  33,807
----------------                        ----------------                        ----------------


$     1,595,847                         $        66,263                         $        32,691
================                        ================                        ================


        Small Company Growth                         Discovery                              Opportunity
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (46,526)    $       (50,237)    $        (2,798)    $        (2,681)    $        (1,214)    $        (1,800)
        516,936             672,080               6,077              20,063                  98             (40,245)
      1,125,437            (379,842)             62,984             (19,086)             33,807              (6,467)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,595,847             242,001              66,263              (1,704)             32,691             (48,512)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        799,138           1,273,086                 250                   -               3,274               3,024
         68,359          (2,315,725)             19,194              30,283                  (7)            (18,748)
       (713,289)           (747,928)             (1,200)            (45,652)                (15)           (237,310)
        (12,802)            (15,752)               (309)               (297)               (258)               (259)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        141,406          (1,806,319)             17,935             (15,666)              2,994            (253,293)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      1,737,253          (1,564,318)             84,198             (17,370)             35,685            (301,805)
     11,579,723          13,144,041             390,766             408,136             219,120             520,925
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    13,316,976     $    11,579,723     $       474,964     $       390,766     $       254,805     $       219,120
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               ProFunds
                                                                                    ------------------------------

                                                                                         Bull
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                       (18,121)
                                                                                    --------------
Net investment income(loss)                                                               (18,121)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          513,289
                                                                                    --------------
Net realized gain(loss)                                                                   513,289
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (81,391)
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     413,777
                                                                                    ==============


                                                                                                Bull
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $     (18,121)  $     (23,820)
  Net realized gain(loss)                                                                 513,289         (47,634)
  Net change in unrealized appreciation/depreciation                                      (81,391)       (300,591)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         413,777        (372,045)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                    568,546         (25,925)
  Transfers for policyowner benefits and terminations                                    (938,137)        (21,580)
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (369,591)        (47,505)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     44,186        (419,550)
Net assets at beginning of period                                                       2,639,847       3,059,397
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,684,033   $   2,639,847
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------

     Europe                                  Mid-Cap                               NASDAQ-100
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$         2,201                         $             6                         $             -
           (858)                                    (36)                                   (565)
----------------                        ----------------                        ----------------
          1,343                                     (30)                                   (565)
----------------                        ----------------                        ----------------


              -                                       -                                       -
        (10,739)                                      4                                   5,044
----------------                        ----------------                        ----------------
        (10,739)                                      4                                   5,044
----------------                        ----------------                        ----------------

          7,206                                     597                                   1,841
----------------                        ----------------                        ----------------


$        (2,190)                        $           571                         $         6,320
================                        ================                        ================


               Europe                                 Mid-Cap                                NASDAQ-100
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         1,343     $            44     $           (30)    $           (51)    $          (565)    $          (357)
        (10,739)                 95                   4               2,127               5,044             (24,852)
          7,206              (6,883)                597              (1,777)              1,841                (384)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         (2,190)             (6,744)                571                 299               6,320             (25,593)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -                   -                   -                   -                   -
         33,071               1,750                   -             (18,720)            187,280              31,008
           (968)               (713)                  -              (2,055)             (3,704)             (2,094)
              -                   -                   -                   -                   -                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         32,103               1,037                   -             (20,775)            183,576              28,914
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         29,913              (5,707)                571             (20,476)            189,896               3,321
         61,752              67,459               3,687              24,163              13,233               9,912
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        91,665     $        61,752     $         4,258     $         3,687     $       203,129     $        13,233
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                ProFunds
                                                                                    ------------------------------

                                                                                      Small-Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                          (258)
                                                                                    --------------
Net investment income(loss)                                                                  (258)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           (4,753)
                                                                                    --------------
Net realized gain(loss)                                                                    (4,753)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                              1,076
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      (3,935)
                                                                                    ==============


                                                                                              Small-Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (258)  $        (145)
  Net realized gain(loss)                                                                  (4,753)         35,532
  Net change in unrealized appreciation/depreciation                                        1,076            (976)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          (3,935)         34,411
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                    156,184         (56,196)
  Transfers for policyowner benefits and terminations                                        (906)         (1,460)
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      155,278         (57,656)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    151,343         (23,245)
Net assets at beginning of period                                                          15,252          38,497
                                                                                    --------------  --------------
Net assets at end of period                                                         $     166,595   $      15,252
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       ProFunds
--------------------------------------------------------------------------------------------------------------------
   Small-Cap
     Value                                Classic Dow                                 Bear
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $             -
            (35)                                   (470)                                 (2,076)
----------------                        ----------------                        ----------------
            (35)                                   (470)                                 (2,076)
----------------                        ----------------                        ----------------


              -                                       -                                       -
              -                                  (2,513)                                (22,658)
----------------                        ----------------                        ----------------
              -                                  (2,513)                                (22,658)
----------------                        ----------------                        ----------------

            358                                     512                                 (12,349)
----------------                        ----------------                        ----------------


$           323                         $        (2,471)                        $       (37,083)
================                        ================                        ================


          Small-Cap Value                           Classic Dow                                 Bear
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$           (35)    $           (41)    $          (470)    $          (499)    $        (2,076)    $        (1,373)
              -               2,110              (2,513)            (27,582)            (22,658)             11,966
            358                 (79)                512                  12             (12,349)              5,289
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            323               1,990              (2,471)            (28,069)            (37,083)             15,882
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -                   -                   -                   -                   -
         11,542             (12,781)            192,949             (20,445)            305,303             (93,615)
              -              (2,049)             (4,204)               (491)             (5,619)             (7,499)
              -                   -                   -                   -                   -                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         11,542             (14,830)            188,745             (20,936)            299,684            (101,114)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         11,865             (12,840)            186,274             (49,005)            262,601             (85,232)
          1,037              13,877               8,121              57,126              35,238             120,470
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        12,902     $         1,037     $       194,395     $         8,121     $       297,839     $        35,238
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               ProFunds
                                                                                    ------------------------------
                                                                                        Short
                                                                                        NASDAQ
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                          (414)
                                                                                    --------------
Net investment income(loss)                                                                  (414)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                          (13,421)
                                                                                    --------------
Net realized gain(loss)                                                                   (13,421)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                                124
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     (13,711)
                                                                                    ==============


                                                                                             Short NASDAQ
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (414)  $      (1,153)
  Net realized gain(loss)                                                                 (13,421)        (44,121)
  Net change in unrealized appreciation/depreciation                                          124           5,354
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         (13,711)        (39,920)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                      2,124        (159,933)
  Transfers for policyowner benefits and terminations                                           -          (2,373)
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                        2,124        (162,306)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    (11,587)       (202,226)
Net assets at beginning of period                                                          44,265         246,491
                                                                                    --------------  --------------
Net assets at end of period                                                         $      32,678   $      44,265
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                     ProFunds
--------------------------------------------------------------------------------------------------------------------
  Short Small-
      Cap                                  Short Dow                                UltraMid
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $             -
           (651)                                   (250)                                   (417)
----------------                        ----------------                        ----------------
           (651)                                   (250)                                   (417)
----------------                        ----------------                        ----------------


              -                                       -                                       -
        (28,240)                                 (1,487)                                  2,647
----------------                        ----------------                        ----------------
        (28,240)                                 (1,487)                                  2,647
----------------                        ----------------                        ----------------

         (2,758)                                   (191)                                   (165)
----------------                        ----------------                        ----------------


$       (31,649)                        $        (1,928)                        $         2,065
================                        ================                        ================


           Short Small-Cap                           Short Dow                                UltraMid
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (651)    $          (631)    $          (250)    $          (258)    $          (417)    $          (797)
        (28,240)              1,690              (1,487)              4,274               2,647             (15,225)
         (2,758)                414                (191)                104                (165)               (294)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (31,649)              1,473              (1,928)              4,120               2,065             (16,316)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -                   -                   -                   -                   -
         42,763              40,633                (377)             14,074              76,689             (74,271)
         (5,940)               (950)                  -                (900)            (16,122)             (1,706)
              -                   -                   -                   -                   -                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         36,823              39,683                (377)             13,174              60,567             (75,977)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          5,174              41,156              (2,305)             17,294              62,632             (92,293)
         41,156                   -              17,294                   -              22,353             114,646
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$        46,330     $        41,156     $        14,989     $        17,294     $        84,985     $        22,353
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               ProFunds
                                                                                    ------------------------------

                                                                                       UltraOTC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                        (1,285)
                                                                                    --------------
Net investment income(loss)                                                                (1,285)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           34,014
                                                                                    --------------
Net realized gain(loss)                                                                    34,014
                                                                                    --------------

Change in unrealized appreciation/depreciation                                              4,902
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      37,631
                                                                                    ==============


                                                                                               UltraOTC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      (1,285)  $      (1,377)
  Net realized gain(loss)                                                                  34,014           6,609
  Net change in unrealized appreciation/depreciation                                        4,902         (18,826)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          37,631         (13,594)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                    (28,884)        (54,578)
  Transfers for policyowner benefits and terminations                                     (16,408)           (761)
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (45,292)        (55,339)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     (7,661)        (68,933)
Net assets at beginning of period                                                         114,443         183,376
                                                                                    --------------  --------------
Net assets at end of period                                                         $     106,782   $     114,443
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
                                                                                    U.S. Gov.
   UltraSmall                               UltraBull                                 Plus
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$             -                         $             -                         $             -
           (243)                                   (331)                                 (2,083)
----------------                        ----------------                        ----------------
           (243)                                   (331)                                 (2,083)
----------------                        ----------------                        ----------------


              -                                       -                                  23,777
          4,549                                   8,675                                 (28,433)
----------------                        ----------------                        ----------------
          4,549                                   8,675                                  (4,656)
----------------                        ----------------                        ----------------

         (1,314)                                 (1,706)                                (12,506)
----------------                        ----------------                        ----------------


$         2,992                         $         6,638                         $       (19,245)
================                        ================                        ================


             UltraSmall                              UltraBull                             U.S. Gov. Plus
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (243)    $          (683)    $          (331)    $        (1,051)    $        (2,083)    $        (1,854)
          4,549             (61,939)              8,675             (15,006)             (4,656)             31,065
         (1,314)             (1,580)             (1,706)              1,749             (12,506)                (80)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          2,992             (64,202)              6,638             (14,308)            (19,245)             29,131
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -                   -                   -                   -                   -
         (8,908)             (3,491)            (10,412)             35,928             217,155            (396,697)
        (15,040)               (780)            (15,392)                  -              (1,996)            (49,965)
              -                   -                   -                   -                   -                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (23,948)             (4,271)            (25,804)             35,928             215,159            (446,662)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (20,956)            (68,473)            (19,166)             21,620             195,914            (417,531)
         21,773              90,246              33,588              11,968              63,417             480,948
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$           817     $        21,773     $        14,422     $        33,588     $       259,331     $        63,417
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               ProFunds
                                                                                    ------------------------------

                                                                                     Opportunity
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $           -
  Mortality and expense risk charge                                                          (139)
                                                                                    --------------
Net investment income(loss)                                                                  (139)
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                             (863)
                                                                                    --------------
Net realized gain(loss)                                                                      (863)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                                892
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $        (110)
                                                                                    ==============


                                                                                             Opportunity
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $        (139)  $        (170)
  Net realized gain(loss)                                                                    (863)         26,441
  Net change in unrealized appreciation/depreciation                                          892               -
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                            (110)         26,271
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                     26,852         (26,271)
  Transfers for policyowner benefits and terminations                                           -               -
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       26,852         (26,271)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     26,742               -
Net assets at beginning of period                                                               -               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $      26,742   $           -
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
--------------------------------------------------------------------------------------------------------------------
                                            Precious
    Oil & Gas                                Metals                               Real Estate
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$           171                         $             -                         $         2,145
         (1,332)                                 (4,491)                                   (799)
----------------                        ----------------                        ----------------
         (1,161)                                 (4,491)                                  1,346
----------------                        ----------------                        ----------------


         12,416                                       -                                       -
         (2,840)                                (44,902)                                  2,911
----------------                        ----------------                        ----------------
          9,576                                 (44,902)                                  2,911
----------------                        ----------------                        ----------------

         (6,167)                                (35,658)                                  9,176
----------------                        ----------------                        ----------------


$         2,248                         $       (85,051)                        $        13,433
================                        ================                        ================


             Oil & Gas                            Precious Metals                           Real Estate
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        (1,161)    $        (1,220)    $        (4,491)    $        (6,511)    $         1,346     $          (642)
          9,576              33,572             (44,902)             35,495               2,911                 449
         (6,167)            (25,854)            (35,658)           (192,246)              9,176               3,686
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          2,248               6,498             (85,051)           (163,262)             13,433               3,493
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              -                   -                   -              56,501                   -                   -
         54,853             (97,467)           (133,778)              9,703             (11,874)             10,035
        (30,444)            (26,788)            (36,037)            (39,255)                  -                (785)
              -                   -                 -                   -                   -                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         24,409            (124,255)           (169,815)             26,949             (11,874)              9,250
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         26,657            (117,757)           (254,866)           (136,313)              1,559              12,743
        122,371             240,128             647,445             783,758              81,891              69,148
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       149,028     $       122,371     $       392,579     $       647,445     $        83,450     $        81,891
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Profunds
                                                                                    ------------------------------

                                                                                      High Yield
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       1,076
  Mortality and expense risk charge                                                          (150)
                                                                                    --------------
Net investment income(loss)                                                                   926
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                                3
                                                                                    --------------
Net realized gain(loss)                                                                         3
                                                                                    --------------

Change in unrealized appreciation/depreciation                                                 26
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $         955
                                                                                    ==============


                                                                                              High Yield
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $         926   $         (10)
  Net realized gain(loss)                                                                       3             333
  Net change in unrealized appreciation/depreciation                                           26            (181)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                             955             142
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                           -               -
  Subaccounts transfers (including fixed account), net                                     48,662             (36)
  Transfers for policyowner benefits and terminations                                           -               -
  Policyowner maintenance charges                                                               -               -
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                       48,662             (36)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     49,617             106
Net assets at beginning of period                                                           5,906           5,800
                                                                                    --------------  --------------
Net assets at end of period                                                         $      55,523   $       5,906
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

               Profunds                                                    Pimco
--------------------------------------- ----------------------------------------------------------------------------

  Money Market                              Commodity                             Total Return
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$         1,159                         $       256,677                         $       725,153
        (52,315)                                (55,630)                               (168,871)
----------------                        ----------------                        ----------------
        (51,156)                                201,047                                 556,282
----------------                        ----------------                        ----------------


              -                                 313,881                                 555,389
              -                                (250,460)                                159,596
----------------                        ----------------                        ----------------
              -                                  63,421                                 714,985
----------------                        ----------------                        ----------------

              -                                 145,838                               1,097,187
----------------                        ----------------                        ----------------


$       (51,156)                        $       410,306                         $     2,368,454
================                        ================                        ================


            Money Market                             Commodity                              Total Return
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (51,156)    $       (51,915)    $       201,047     $     1,322,603     $       556,282     $       419,569
              -                   -              63,421            (342,268)            714,985             388,127
              -                   -             145,838          (1,831,489)          1,097,187            (216,993)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (51,156)            (51,915)            410,306            (851,154)          2,368,454             590,703
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        394,498              92,411             259,767             696,991           4,098,161           6,143,455
     (1,727,214)            897,157              31,763             (99,547)            243,782           4,801,543
       (428,556)         (1,458,766)           (345,940)           (381,830)         (1,197,686)         (1,260,646)
              -                   -              (1,083)             (1,316)            (74,774)            (49,651)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,761,272)           (469,198)            (55,493)            214,298           3,069,483           9,634,701
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,812,428)           (521,113)            354,813            (636,856)          5,437,937          10,225,404
      5,800,671           6,321,784           8,888,489           9,525,345          23,530,061          13,304,657
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,988,243     $     5,800,671     $     9,243,302     $     8,888,489     $    28,967,998     $    23,530,061
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                           American Century
                                                                                    ------------------------------

                                                                                        Mid Cap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      28,648
  Mortality and expense risk charge                                                        (8,375)
                                                                                    --------------
Net investment income(loss)                                                                20,273
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                          80,115
  Net realized gain(loss) on sale of fund shares                                           31,924
                                                                                    --------------
Net realized gain(loss)                                                                   112,039
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             59,080
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     191,392
                                                                                    ==============


                                                                                               Mid Cap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      20,273   $       9,676
  Net realized gain(loss)                                                                 112,039          75,625
  Net change in unrealized appreciation/depreciation                                       59,080        (126,084)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         191,392         (40,783)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      79,631         253,299
  Subaccounts transfers (including fixed account), net                                   (138,552)        (58,165)
  Transfers for policyowner benefits and terminations                                     (62,603)        (67,153)
  Policyowner maintenance charges                                                            (243)           (196)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (121,767)        127,785
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     69,625          87,002
Net assets at beginning of period                                                       1,269,950       1,182,948
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,339,575   $   1,269,950
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

           American Century                       Franklin Templeton                            MFS
--------------------------------------- --------------------------------------- ------------------------------------

 International                             Global Inc.                            Utilities IC
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        12,223                         $       558,059                         $       126,591
         (8,800)                                (50,903)                                (10,006)
----------------                        ----------------                        ----------------
          3,423                                 507,156                                 116,585
----------------                        ----------------                        ----------------


              -                                  14,010                                       -
        (10,497)                                 12,695                                  64,382
----------------                        ----------------                        ----------------
        (10,497)                                 26,705                                  64,382
----------------                        ----------------                        ----------------

        277,024                                 547,508                                  30,760
----------------                        ----------------                        ----------------


$       269,950                         $     1,081,369                         $       211,727
================                        ================                        ================


           International                             Global Inc.                            Utilities IC
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         3,423     $        11,101     $       507,156     $       452,853     $       116,585     $        40,117
        (10,497)              3,632              26,705             121,109              64,382              53,792
        277,024            (231,637)            547,508            (791,791)             30,760             (23,439)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        269,950            (216,904)          1,081,369            (217,829)            211,727              70,470
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         96,065             276,711             649,350           1,738,584              14,038              68,713
        (12,129)            (10,288)           (624,322)           (138,983)           (182,187)            751,895
        (58,510)           (100,845)           (348,483)           (549,293)           (158,406)            (17,691)
           (126)               (147)             (7,017)            (10,346)               (292)               (163)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         25,300             165,431            (330,472)          1,039,962            (326,847)            802,754
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        295,250             (51,473)            750,897             822,133            (115,120)            873,224
      1,354,918           1,406,391           8,453,531           7,631,398           1,526,276             653,052
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,650,168     $     1,354,918     $     9,204,428     $     8,453,531     $     1,411,156     $     1,526,276
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 MFS
                                                                                    ------------------------------

                                                                                       Research
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $       4,031
  Mortality and expense risk charge                                                        (1,081)
                                                                                    --------------
Net investment income(loss)                                                                 2,950
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                              947
                                                                                    --------------
Net realized gain(loss)                                                                       947
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             21,467
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      25,364
                                                                                    ==============


                                                                                              Research
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $       2,950   $      (4,760)
  Net realized gain(loss)                                                                     947         618,670
  Net change in unrealized appreciation/depreciation                                       21,467        (525,492)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          25,364          88,418
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                         650         683,626
  Subaccounts transfers (including fixed account), net                                     (9,988)     (3,390,895)
  Transfers for policyowner benefits and terminations                                     (12,373)        (87,037)
  Policyowner maintenance charges                                                              (9)        (10,044)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (21,720)     (2,804,350)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                      3,644      (2,715,932)
Net assets at beginning of period                                                         184,616       2,900,548
                                                                                    --------------  --------------
Net assets at end of period                                                         $     188,260   $     184,616
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Summit
--------------------------------------------------------------------------------------------------------------------

  Natural Res                                Zenith                                  S&P 500
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$           552                         $         3,096                         $         3,241
        (19,278)                                 (1,021)                                 (1,058)
----------------                        ----------------                        ----------------
        (18,726)                                  2,075                                   2,183
----------------                        ----------------                        ----------------


         81,378                                       -                                       -
         23,942                                   3,124                                     590
----------------                        ----------------                        ----------------
        105,320                                   3,124                                     590
----------------                        ----------------                        ----------------

         33,866                                  20,344                                  19,552
----------------                        ----------------                        ----------------


$       120,460                         $        25,543                         $        22,325
================                        ================                        ================


            Natural Res                                Zenith                                 S&P 500
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (18,726)    $        (7,177)    $         2,075     $         2,592     $         2,183     $           206
        105,320             128,354               3,124                 694                 590              26,268
         33,866            (462,286)             20,344              (7,244)             19,552             (28,512)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        120,460            (341,109)             25,543              (3,958)             22,325              (2,038)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        867,910           1,091,054                 500                   -                 300                  50
       (403,702)           (228,080)                685              (1,859)             38,375            (347,931)
       (113,902)           (133,976)             (9,568)                  -              (3,851)             (2,413)
        (16,973)            (11,232)                (62)                (69)               (126)               (162)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        333,333             717,766              (8,445)             (1,928)             34,698            (350,456)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        453,793             376,657              17,098              (5,886)             57,023            (352,494)
      2,883,389           2,506,732             158,272             164,158             128,659             481,153
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,337,182     $     2,883,389     $       175,370     $       158,272     $       185,682     $       128,659
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                Summit
                                                                                    ------------------------------
                                                                                         EAFE
                                                                                         Intl.
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      16,089
  Mortality and expense risk charge                                                        (4,184)
                                                                                    --------------
Net investment income(loss)                                                                11,905
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                           (2,293)
                                                                                    --------------
Net realized gain(loss)                                                                    (2,293)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             98,207
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     107,819
                                                                                    ==============


                                                                                              EAFE Intl.
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      11,905   $      12,548
  Net realized gain(loss)                                                                  (2,293)         12,802
  Net change in unrealized appreciation/depreciation                                       98,207        (120,479)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         107,819         (95,129)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      12,071          21,460
  Subaccounts transfers (including fixed account), net                                      4,839         (17,079)
  Transfers for policyowner benefits and terminations                                     (39,555)        (45,273)
  Policyowner maintenance charges                                                            (311)           (358)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (22,956)        (41,250)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     84,863        (136,379)
Net assets at beginning of period                                                         633,447         769,826
                                                                                    --------------  --------------
Net assets at end of period                                                         $     718,310   $     633,447
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                Summit                                  T. Rowe                            Morgan Stanley
--------------------------------------- --------------------------------------- ------------------------------------
      S&P                                                                           Emerging
     MidCap                                 Blue Chip                                Markets
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$         3,181                         $        14,928                         $             -
         (2,003)                                (52,872)                                (36,234)
----------------                        ----------------                        ----------------
          1,178                                 (37,944)                                (36,234)
----------------                        ----------------                        ----------------


          8,305                                       -                                       -
          2,094                                 360,902                                  39,740
----------------                        ----------------                        ----------------
         10,399                                 360,902                                  39,740
----------------                        ----------------                        ----------------

         38,290                               1,051,850                                 997,201
----------------                        ----------------                        ----------------


$        49,867                         $     1,374,808                         $     1,000,707
================                        ================                        ================


             S&P MidCap                              Blue Chip                            Emerging Markets
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         1,178     $           306     $       (37,944)    $       (41,435)    $       (36,234)    $       (10,706)
         10,399               1,308             360,902             297,930              39,740             208,631
         38,290             (11,230)          1,051,850            (212,431)            997,201          (1,546,979)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         49,867              (9,616)          1,374,808              44,064           1,000,707          (1,349,054)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


            500                   -           1,431,170           1,879,185             820,841           1,431,988
        (13,382)              5,632            (139,201)             13,292            (418,334)         (1,428,014)
         (3,927)             (4,133)           (280,670)           (199,238)           (261,001)           (335,478)
           (231)               (223)            (28,038)            (18,174)            (14,110)            (14,080)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (17,040)              1,276             983,261           1,675,065             127,396            (345,584)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         32,827              (8,340)          2,358,069           1,719,129           1,128,103          (1,694,638)
        310,495             318,835           7,721,003           6,001,874           5,519,538           7,214,176
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       343,322     $       310,495     $    10,079,072     $     7,721,003     $     6,647,641     $     5,519,538
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 DFA
                                                                                    ------------------------------

                                                                                         Bond
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      43,716
  Mortality and expense risk charge                                                       (14,155)
                                                                                    --------------
Net investment income(loss)                                                                29,561
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                          36,430
  Net realized gain(loss) on sale of fund shares                                           (2,436)
                                                                                    --------------
Net realized gain(loss)                                                                    33,994
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             30,281
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $      93,836
                                                                                    ==============


                                                                                                Bond
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      29,561   $      39,747
  Net realized gain(loss)                                                                  33,994          39,478
  Net change in unrealized appreciation/depreciation                                       30,281         (51,803)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                          93,836          27,422
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     607,983         379,735
  Subaccounts transfers (including fixed account), net                                    130,119       1,541,422
  Transfers for policyowner benefits and terminations                                     (75,889)         (1,756)
  Policyowner maintenance charges                                                             (77)             (5)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      662,136       1,919,396
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                    755,972       1,946,818
Net assets at beginning of period                                                       1,946,818               -
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,702,790       1,946,818
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                        DFA
--------------------------------------------------------------------------------------------------------------------

     Small                                   Value                                   Fixed
----------------                        ----------------                        ----------------

      2012                                    2012                                    2012
----------------                        ----------------                        ----------------


$        26,935                         $       105,849                         $        17,062
         (7,178)                                (19,838)                                (28,339)
----------------                        ----------------                        ----------------
         19,757                                  86,011                                 (11,277)
----------------                        ----------------                        ----------------


         17,993                                       -                                   9,126
        (95,409)                               (201,066)                                 (2,043)
----------------                        ----------------                        ----------------
        (77,416)                               (201,066)                                  7,083
----------------                        ----------------                        ----------------

        274,557                                 538,835                                  16,987
----------------                        ----------------                        ----------------


$       216,898                         $       423,780                         $        12,793
================                        ================                        ================


               Small                                   Value                                   Fixed
------------------------------------    ------------------------------------    ------------------------------------

      2012                2011                2012                2011                2012                2011
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        19,757     $        38,125     $        86,011     $       100,076     $       (11,277)    $         8,829
        (77,416)             48,491            (201,066)            (31,446)              7,083              10,140
        274,557            (301,115)            538,835            (680,701)             16,987             (31,381)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        216,898            (214,499)            423,780            (612,071)             12,793             (12,412)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        177,189             657,464             966,564           1,209,039           1,271,660           1,861,903
       (595,632)            955,643            (527,185)          2,335,809          (2,490,378)          3,523,397
        (42,548)            (23,501)           (178,560)            (30,818)           (371,536)            (50,406)
         (1,970)             (2,946)            (17,332)             (9,482)             (7,398)             (6,324)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (462,961)          1,586,660             243,487           3,504,548          (1,597,652)          5,328,570
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (246,063)          1,372,161             667,267           2,892,477          (1,584,859)          5,316,158
      1,372,161                   -           2,892,477                   -           5,316,158                   -
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,126,098     $     1,372,161     $     3,559,744     $     2,892,477     $     3,731,299     $     5,316,158
================    ================    ================    ================    ================    ================

                                           AMERITAS LIFE INSURANCE CORP.
                                              SEPARATE ACCOUNT LLVA
                                         FOR THE PERIODS ENDED DECEMBER 31

                                                                                                 DFA
                                                                                    ------------------------------

                                                                                         Large
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2012
------------------------                                                            --------------
Investment income:
  Dividend distributions received                                                   $      35,478
  Mortality and expense risk charge                                                        (9,752)
                                                                                    --------------
Net investment income(loss)                                                                25,726
                                                                                    --------------

Realized gain(loss) on investments:
  Net realized gain distributions                                                               -
  Net realized gain(loss) on sale of fund shares                                            7,454
                                                                                    --------------
Net realized gain(loss)                                                                     7,454
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            246,873
                                                                                    --------------

Net increase(decrease) in net assets resulting
  from operations                                                                   $     280,053
                                                                                    ==============


                                                                                                Large
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2012            2011
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                       $      25,726   $      12,318
  Net realized gain(loss)                                                                   7,454         (27,045)
  Net change in unrealized appreciation/depreciation                                      246,873         (75,355)
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                                         280,053         (90,082)
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     143,940         934,458
  Subaccounts transfers (including fixed account), net                                    627,514         123,883
  Transfers for policyowner benefits and terminations                                     (31,768)         (4,484)
  Policyowner maintenance charges                                                             (67)            (10)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      739,619       1,053,847
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  1,019,672         963,765
Net assets at beginning of period                                                         964,897           1,132
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,984,569   $     964,897
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

             DFA
------------------------------

   Targeted
--------------

     2012
--------------


$      19,250
       (7,659)
--------------
       11,591
--------------


            -
       32,431
--------------
       32,431
--------------

      175,371
--------------


$     219,393
==============


           Targeted
------------------------------

     2012            2011
--------------  --------------

$      11,591   $       4,994
       32,431          (8,522)
      175,371         (17,421)
--------------  --------------

      219,393         (20,949)
--------------  --------------


      112,869         450,690
       23,818         622,647
      (34,966)         (3,464)
         (100)            (20)
--------------  --------------
      101,621       1,069,853
--------------  --------------

      321,014       1,048,904
    1,066,632          17,728
--------------  --------------
$   1,387,646   $   1,066,632
==============  ==============

                         AMERITAS LIFE INSURANCE CORP.
                             SEPARATE ACCOUNT LLVA
                         NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2012 AND 2011

1.   ORGANIZATION

     Ameritas Life Insurance Corp. Separate Account LLVA (the "Account") began operations during 1995 as a separate investment account within Ameritas Life Insurance Corp. (the "Company"), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are used only to support the variable annuity products issued by the Company.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2012 there are ninety-eight subaccounts available within the Account listed as follows:

     Calvert Investment Management, Inc.                        Fidelity Management & Research
     (Advisor) (See Note 3)                                     Company, continued
       Calvert (Fund Series short cite)                           Fidelity, continued
        *Balanced (Subaccount short cite)                          *High Income SC
        *Mid Cap                                                   *Contrafund IC
        *Social Equity                                             *Contrafund SC
        *Small Cap                                                 *Mid Cap IC
        *Core Strategies                                           *Mid Cap SC
         (Commenced April 30, 2008)                                *Strategic
                                                                    (Commenced May 6, 2008)
     Deutsche Investment Management
     Americas Inc.                                              Invesco Advisers, Inc.
       Scudder                                                  (formerly Invesco Advisors, Inc.)
        *Small Cap                                                AIM
        *Small Mid Value                                           *Dividend (formerly Invesco V.I.
         (Commenced April 30, 2008)                                 Dividend Growth Fund Portfolio,
        *Thematic                                                   Series I)
         (Commenced May 16, 2008)                                   (Commenced April 29, 2011)
        *Growth                                                    *Health
         (Commenced April 29, 2011)                                *Technology
                                                                   *Intl. Growth
     Fidelity Management & Research                                 (Commenced May 6, 2008)
     Company                                                       *Franchise
       Fidelity                                                     (Commenced April 27, 2012)
        *Overseas IC
        *Inv. Grade Bond IC                                     Janus Capital Management LLC
        *Equity Income IC                                         Janus
        *Growth IC                                                 *Growth
        *High Income IC

                                     FS-59

1.   ORGANIZATION, continued

     Neuberger Berman Management LLC                            Wellington Management Company, LLP
       Neuberger Berman                                           Vanguard
        *Balanced                                                  *High Yield Bond
        *Growth                                                    *Balanced
        *Bond
        *Partners (formerly Neuberger Berman                    Schroder Investment Management North
         AMT Partners Portfolio, Class I)                       America, Inc. and Baillie Gifford
        *Regency (formerly Neuberger Berman                     Overseas Ltd.
         AMT Regency Portfolio, Class I)                          Vanguard
         (Commenced July 29, 2008)                                 *International

     Guggenheim Investments                                     Barrow, Hanley, Mewhinney &
     (formerly Security Global Investors)                       Strauss, Inc.
       Rydex (formerly Rydex VariableTrust/SGI)                   Vanguard
        *Nova                                                      *Diversified
        *NASDAQ
        *Precious Metals                                        Granahan Investment Management, Inc.
        *Inv. S&P 500                                             Vanguard
        *Gov. Long Bond                                            *Small Company Growth
        *Inverse NASDAQ
        *Inv. Long Bond                                         Wells Fargo Funds Management, LLC
        *Russell                                                  Wells Fargo
        *Sector Rotation  (formerly Rydex/SGI                      *Discovery
         U.S. Long Short Momentum Fund Portfolio)                  *Opportunity

     Third Avenue Management LLC                                ProFund Advisors LLC
       Third Avenue                                             (formerly ProFunds Advisors LLC)
        *Value                                                    ProFunds
                                                                   *Bull
     The Vanguard Group. Inc.                                      *Europe
       Vanguard                                                    *Mid-Cap
        *Money Market                                              *NASDAQ-100
        *Equity Index                                              *Small-Cap
        *Total Bond                                                *Small-Cap Value
        *REIT Index                                                *Classic Dow
        *Mid-Cap                                                   *Bear
        *Stock Market Index                                        *Short NASDAQ
                                                                   *Short Small-Cap
     The Vanguard Group. Inc. and                                  *Short Dow
     Wellington Management Company, LLP                            *UltraMid
       Vanguard                                                    *UltraOTC
        *Equity Income                                             *UltraSmall
                                                                   *UltraBull
     AllianceBerstein L.P. and William Blair &                     *U.S. Gov. Plus
     Company, L.L.C.
       Vanguard
        *Growth

                                     FS-60

1.   ORGANIZATION, continued

     ProFund Advisors LLC, continued                            Calvert Investment Management, Inc.
     (formerly ProFunds Advisors LLC)                           (See Note 3)
       Profunds, continued                                        Summit
        *Opportunity                                               *Natural Res
        *Oil & Gas                                                  (Commenced May 12, 2008)
        *Precious Metals                                           *Zenith
        *Real Estate                                                (Commenced December 12, 2008)
        *High Yield                                                *S&P 500
        *Money Market                                               (Commenced December 12, 2008)
                                                                   *EAFE Intl.
     Pacific Investment Management                                   (Commenced April 30, 2010)
     Company LLC                                                   *S&P MidCap
       Pimco                                                        (Commenced April 30, 2010)
        *Commodity
        *Total Return                                           T. Rowe Price Associates, Inc.
         (Commenced May 1, 2009)                                  T. Rowe
                                                                   *Blue Chip
     American Century Investment                                    (Commenced April 30, 2008)
     Management, Inc.
       American Century                                         Morgan Stanley Investment
        *Mid Cap                                                Management Inc.
         (Commenced April 30, 2008)                               Morgan Stanley
        *International                                             *Emerging Markets
         (Commenced May 16, 2008)                                   (Commenced April 30, 2008)

     Franklin Advisers, Inc.                                    Dimensional Fund Advisors LP
       Franklin Templeton                                         DFA
        *Global Inc.                                               *Bond
         (Commenced April 30, 2008)                                 (Commenced January 4, 2011)
                                                                   *Small
     Massachusetts Financial Service                                (Commenced January 3, 2011)
     Company                                                       *Value
       MFS                                                          (Commenced January 3, 2011)
        *Utilities IC                                              *Fixed
         (Commenced April 30, 2008)                                 (Commenced January 20, 2011)
        *Research                                                  *Large
         (Commenced May 19, 2008)                                   (Commenced December 23, 2010)
                                                                   *Targeted
                                                                    (Commenced December 23, 2010)


Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

      o Level 1 - Quoted market prices in active markets for identical assets or liabilities.
      o Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
      o Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

     CONTRACTS IN THE PAYOUT PHASE
     Net assets of each subaccount allocated to contracts in the payout phase are at market value. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. During the periods reflected in these financial statements there were no required adjustments. All assets are in the accumulation phase unless they are identified on the Statement of Net Assets.

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, continued

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES

     Affiliates of the Company provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2012 and 2011, as follows:


                                   Investment            Management/
                                  Advisory Fee       Administrative Fee
                              --------------------  --------------------
Calvert:
 Balanced                           0.00425               0.00275
 Mid Cap                            0.00650               0.00250
 Social Equity                      0.00500               0.00200
 Small Cap                          0.00850               0.00050
 Core Strategies                    0.00750               0.00050
Summit:
 Natural Res                        0.00550               0.00100
 Zenith                             0.00640               0.00100
 S&P 500                            0.00250               0.00100
 EAFE Intl.                         0.00560               0.00100
 S&P MidCap                         0.00300               0.00100



4.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2012 were as follows:

                                              Purchases        Sales
                                            -------------  -------------
Calvert:
     Balanced                               $    468,820   $    800,140
     Mid Cap                                      88,414         21,515
     Social Equity                               109,693        101,814
     Small Cap                                    20,456         22,467
     Core Strategies                             284,757      2,801,137

Scudder:
     Small Cap                                     2,796         80,346
     Small Mid Value                             562,052        607,631
     Thematic                                     29,805         65,172
     Growth                                      166,450        200,347

                                              Purchases        Sales
                                            -------------  -------------
Fidelity:
     Overseas IC                            $    155,259   $    325,559
     Inv. Grade Bond IC                        8,638,617      3,645,756
     Equity Income IC                            724,326        519,458
     Growth IC                                   909,199      1,040,610
     High Income IC                            2,798,979      1,978,273
     High Income SC                              164,470        459,381
     Contrafund IC                             4,829,246      1,909,296
     Contrafund SC                                39,272        334,286
     Mid Cap IC                                2,845,185      2,099,346
     Mid Cap SC                                   86,627        456,875
     Strategic                                 3,963,514      2,515,348

AIM:
     Dividend                                     68,168          7,856
     Health                                       40,114          6,243
     Technology                                   11,232         10,819
     Intl. Growth                              1,261,887        430,124
     Franchise                                    54,881          1,291

Janus:
     Growth                                          512         25,779

Neuberger Berman:
     Balanced                                     11,273         70,521
     Growth                                          216         49,787
     Bond                                        140,509         48,358
     Partners                                     31,880         80,507
     Regency                                      65,436         28,709

Rydex:
     Nova                                     12,886,038     12,244,566
     NASDAQ                                    5,319,219      5,684,867
     Precious Metals                           4,368,537      5,348,020
     Inv. S&P 500                              2,298,691      2,543,405
     Gov. Long Bond                            2,135,691      1,891,795
     Inverse NASDAQ                            2,026,155      2,120,156
     Inv. Long Bond                              184,258        254,368
     Russell                                     509,015        508,041
     Sector Rotation                              10,872         91,516

Third Avenue:
     Value                                       314,367        830,798

                                              Purchases        Sales
                                            -------------  -------------
Vanguard:
     Money Market                           $ 25,037,214   $ 31,318,397
     Equity Index                              4,263,824      2,090,632
     Total Bond                               13,606,676      3,881,140
     REIT Index                                4,228,986      2,323,780
     Mid-Cap                                   2,694,638      2,541,973
     Stock Market Index                        2,192,286      1,612,170
     Equity Income                             2,183,776      2,146,446
     Growth                                      605,911        863,402
     High Yield Bond                           2,991,791      2,090,605
     Balanced                                  1,854,566      2,205,514
     International                             2,638,636      3,598,327
     Diversified                               2,026,556      2,791,447
     Small Company Growth                      1,953,488      1,609,613

Well Fargo:
     Discovery                                    44,795         29,658
     Opportunity                                   3,484          1,620

ProFunds:
     Bull                                     10,931,749     11,319,460
     Europe                                      264,158        230,712
     Mid-Cap                                           5             36
     NASDAQ-100                                3,978,224      3,795,214
     Small-Cap                                 3,776,160      3,621,140
     Small-Cap Value                              11,541             34
     Classic Dow                               4,445,203      4,256,928
     Bear                                      2,830,356      2,532,748
     Short NASDAQ                              1,372,758      1,371,048
     Short Small-Cap                           3,192,833      3,156,661
     Short Dow                                 1,791,079      1,791,706
     UltraMid                                  2,187,166      2,127,016
     UltraOTC                                    162,206        208,783
     UltraSmall                                1,030,559      1,054,750
     UltraBull                                   265,735        291,870
     U.S. Gov. Plus                            3,633,398      3,396,545
     Opportunity                                 827,081        800,368
     Oil & Gas                                    90,003         54,339
     Precious Metals                              68,058        242,364
     Real Estate                                   4,694         15,222
     High Yield                                   49,732            144
     Money Market                             29,889,602     31,702,030

Pimco:
     Commodity                                 1,496,774      1,037,339
     Total Return                              9,438,145      5,256,991

                                              Purchases        Sales
                                            -------------  -------------
American Century:
     Mid Cap                                $    662,804   $    684,184
     International                               274,890        246,167

Franklin Templeton:
     Global Inc.                               3,032,423      2,841,730

MFS:
     Utilities IC                              1,182,914      1,393,176
     Research                                     31,052         49,822

Summit:
     Natural Res                               1,441,234      1,045,249
     Zenith                                        5,756         12,126
     S&P 500                                      41,833          4,951
     EAFE Intl.                                   99,552        110,604
     S&P MidCap                                   12,306         19,863

T. Rowe:
     Blue Chip                                 2,675,473      1,730,155

Morgan Stanley:
     Emerging Markets                          2,073,034      1,981,872

DFA:
     Bond                                      1,316,648        588,521
     Small                                       694,381      1,119,592
     Value                                     1,491,118      1,161,621
     Fixed                                     3,274,264      4,874,067
     Large                                       960,513        195,169
     Targeted                                    708,105        594,893


5.   FINANCIAL HIGHLIGHTS

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2012, these fees range between .60 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $40 per policy annually, depending on the product selected.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Calvert:
Balanced
--------
2012                   2.33    2.72            470,098    1,126,983     1.18           0.60           9.85     9.85
2011                   2.12    2.47            621,503    1,347,428     1.21           0.60           3.94     3.97
2010                   2.04    2.38            752,716    1,569,332     1.38           0.60    *     11.43    11.44
2009                   1.83    2.14            469,068      890,491     2.40           0.55          24.61    24.61
2008                   1.47    1.71            489,630      746,712     2.91           0.55         (31.70)  (31.70)

Mid Cap
-------
2012                  38.96   40.58             19,731      776,074        -           0.60          16.05    16.05
2011                  33.57   34.97             20,195      684,333        -           0.60           1.72     1.72
2010                  33.01   34.38             22,583      751,568        -           0.60    *     30.69    30.70
2009                  25.26   26.30             23,376      595,166        -           0.55          31.29    31.29
2008                  19.24   20.03             26,417      512,042        -           0.55         (37.54)  (37.54)

Social Equity
-------------
2012                  23.77   23.77             33,359      792,948     0.10           0.60          15.26    15.26
2011                  20.62   20.62             33,907      699,281        -           0.60          (1.93)   (1.93)
2010                  21.03   21.03             39,109      822,444     0.06           0.60          16.56    16.56
2009                  18.04   18.04             39,480      712,271     0.41           0.55          33.53    33.53
2008                  13.51   13.51             41,306      558,097        -           0.55         (36.15)  (36.15)

Small Cap
---------
2012                  45.73   45.73             11,875      543,010        -           0.60          13.35    13.35
2011                  40.34   40.34             12,296      496,061        -           0.60          (2.60)   (2.60)
2010                  41.42   41.42             11,992      496,718        -           0.60    *     36.66    36.66
2009                  30.31   30.31             13,344      404,444     0.05           0.55          34.04    34.04
2008                  22.61   22.61             29,103      658,096        -           0.55         (37.35)  (37.35)

Core Strategies
---------------
2012                  17.60   18.51              4,858       89,671     0.03           0.60          11.66    11.66
2011                  16.58   16.59            154,707    2,564,573     0.37           0.60         (13.35)  (13.34)
2010                  19.13   19.14            219,798    4,204,896     0.56           0.60    *      9.92     9.93
2009                  17.40   17.41            102,006    1,775,400     1.54           0.55          42.65    42.65
2008                  12.20   12.21             70,297      857,680     1.40           0.55         (36.22)  (35.42)

                                     FS-67

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Scudder:
Small Cap
---------
2012                  20.53   20.53              5,415      111,162     0.96           0.60          15.55    15.55
2011                  17.76   17.76              9,562      169,866     0.86           0.60          (4.98)   (4.98)
2010                  18.70   18.70              8,461      158,194     1.09           0.60    *     25.65    25.65
2009                  14.88   14.88              8,760      130,348     1.54           0.55          25.88    25.88
2008                  11.82   11.82              7,599       89,822     2.19           0.55         (34.49)  (34.49)


Small Mid Value
---------------
2012                  13.16   13.17            205,876    2,710,213     1.10           0.60          13.08    13.08
2011                  11.64   11.64            210,811    2,454,104     0.96           0.60          (6.64)   (6.64)
2010                  12.47   12.47            166,454    2,075,608     1.68           0.60    *     22.33    22.35
2009                  10.19   10.19            222,089    2,263,643     1.18           0.55          28.99    29.00
2008                   7.90    7.90            119,199      941,783        -           0.55         (33.14)  (30.63)

Thematic
--------
2012                   9.23    9.44              3,827       36,102     2.13           0.60          17.88    17.88
2011                   7.90    8.00              8,277       66,255     0.77           0.60         (14.90)   (8.01)
2010                   9.26    9.41             35,612      334,585     1.33           0.60    *     12.98    14.10
2009                   8.24    8.32             50,028      416,478     0.93           0.55          18.49    43.04
2008                   5.82    5.82             17,752      103,318        -           0.55         (48.17)  (48.17)

Growth
------
2012                  21.35   21.35              5,267      112,430     0.90           0.60          15.36    15.36
2011                  18.51   18.51              6,847      126,706        -           0.60         (11.33)  (11.33)
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Fidelity:
Overseas IC
-----------
2012                  22.07   22.07            120,315    2,654,846     1.99           0.60          20.02    20.02
2011                  18.39   18.39            131,089    2,410,153     1.36           0.60         (17.66)  (17.66)
2010                  22.33   22.33            151,133    3,374,510     1.37           0.60          12.44    12.44
2009                  19.86   19.86            191,471    3,802,194     2.37           0.55          25.84    25.84
2008                  15.78   15.78            188,150    2,969,093     2.52           0.55         (44.11)  (44.11)

                                     FS-68

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Fidelity, continued:
Inv. Grade Bond IC
------------------
2012                  18.28   23.63          1,385,907   25,385,824     2.53           0.60           5.26     5.26
2011                  17.36   22.45          1,165,342   20,317,950     3.81           0.60           6.69     6.70
2010                  16.27   21.04            916,976   14,995,570     3.94           0.60    *      7.16     7.17
2009                  15.18   19.64            716,776   10,956,118     8.37           0.55          15.09    15.09
2008                  13.19   17.06            617,787    8,197,730     3.69           0.55          (3.78)   (3.78)

Equity Income IC
----------------
2012                  30.40   30.40             76,944    2,339,342     3.40           0.60          16.60    16.60
2011                  26.07   26.07             76,978    2,007,109     2.61           0.60           0.37     0.37
2010                  25.98   25.98             78,726    2,045,101     1.72           0.60          14.46    14.46
2009                  22.70   22.70             83,908    1,904,308     2.35           0.55          29.50    29.50
2008                  17.53   17.53             92,690    1,624,467     2.36           0.55         (42.97)  (42.97)

Growth IC
---------
2012                  42.46   42.46             87,356    3,708,989     0.60           0.60          14.00    14.00
2011                  37.24   37.24             91,581    3,410,810     0.44           0.60          (0.39)   (0.39)
2010                  37.39   37.39             77,388    2,893,607     0.31           0.60          23.43    23.43
2009                  30.29   30.29             75,579    2,289,503     0.43           0.55          27.59    27.59
2008                  23.74   23.74            104,673    2,485,255     0.82           0.55         (47.46)  (47.46)

High Income IC
--------------
2012                  10.66   10.66            681,210    7,258,537     6.13           0.60          13.54    13.54
2011                   9.38    9.38            637,365    5,981,284     7.30           0.60           3.41     3.41
2010                   9.07    9.07            462,638    4,198,349     6.99           0.60          13.14    13.14
2009                   8.02    8.02            566,445    4,543,197    10.69           0.55          43.17    43.17
2008                   5.60    5.60            285,316    1,598,368    12.65           0.55         (25.40)  (25.40)

High Income SC
--------------
2012                  13.21   13.21             27,827      367,511     3.91           0.60          13.51    13.51
2011                  11.64   11.64             52,753      613,783     5.87           0.60           3.31     3.31
2010                  11.26   11.26             91,348    1,028,814     7.90           0.60    *     13.12    13.12
2009                   9.96    9.96             67,609      673,141     7.06           0.55          42.99    42.99
2008                   6.96    6.96             95,260      663,299     6.03           0.55         (25.47)  (25.47)

Contrafund IC
-------------
2012                  40.56   40.56            491,443   19,934,759     1.48           0.60          15.72    15.72
2011                  35.05   35.05            419,721   14,712,839     1.02           0.60          (3.11)   (3.11)
2010                  36.18   36.18            436,022   15,774,180     1.24           0.60          16.52    16.52
2009                  31.05   31.05            462,986   14,375,156     1.38           0.55          34.97    34.97
2008                  23.00   23.00            535,745   12,324,624     1.06           0.55         (42.83)  (42.83)

                                     FS-69

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Fidelity, continued:
Contrafund SC
-------------
2012                  40.93   40.93             44,339    1,814,920     1.21           0.60          15.61    15.61
2011                  35.41   35.41             52,161    1,846,792     0.75           0.60          (3.22)   (3.22)
2010                  36.58   36.58            152,334    5,572,726     1.12           0.60    *     16.42    16.42
2009                  31.42   31.42            159,662    5,016,972     1.27           0.55          34.92    34.92
2008                  23.29   23.29            229,913    5,354,485     1.07           0.55         (42.93)  (42.93)

Mid Cap IC
----------
2012                  49.19   49.19            213,103   10,483,533     0.65           0.60          14.14    14.14
2011                  43.10   43.10            214,093    9,227,282     0.23           0.60         (11.15)  (11.15)
2010                  48.51   48.51            255,573   12,396,633     0.40           0.60          28.07    28.07
2009                  37.88   37.88            210,022    7,954,634     0.71           0.55          39.32    39.32
2008                  27.19   27.19            207,460    5,639,934     0.49           0.55         (39.77)  (39.77)

Mid Cap SC
----------
2012                  48.80   48.80             16,201      790,688     0.47           0.60          14.06    14.06
2011                  42.79   42.79             25,464    1,089,561     0.13           0.60         (11.25)  (11.25)
2010                  48.21   48.21             31,979    1,541,755     0.28           0.60    *     27.95    27.95
2009                  37.68   37.68             29,568    1,114,124     0.64           0.55          39.25    39.25
2008                  27.06   27.06             29,289      792,554     0.32           0.55         (39.84)  (39.84)

Strategic
---------
2012                  15.24   15.27            507,320    7,735,809     3.87           0.60           9.84     9.84
2011                  13.88   13.90            431,236    5,986,905     5.82           0.60           4.04     4.04
2010                  13.34   13.36            181,357    2,419,543     5.57           0.60    *      8.98     8.99
2009                  12.24   12.26            116,996    1,432,332     6.42           0.55          29.31    29.31
2008                   9.47    9.48             40,254      381,141     9.69           0.55         (11.58)   (9.96)

AIM:
Dividend
--------
2012                  16.50   16.50              6,675      110,165     2.78           0.60          18.02    18.02
2011                  13.98   13.98              2,820       39,438        -           0.60          (8.06)   (8.06)
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

                                     FS-70

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
AIM, continued:
Health
------
2012                  27.28   27.28              4,025      109,788        -           0.60          20.17    20.17
2011                  22.70   22.70              2,642       59,977        -           0.60           3.33     3.33
2010                  21.97   21.97              3,207       70,451        -           0.60    *      4.68     4.68
2009                  20.98   20.98              2,252       47,250     0.31           0.55          26.98    26.98
2008                  16.53   16.53              3,345       55,276        -           0.55         (29.01)  (29.01)

Technology
----------
2012                  15.84   15.84              8,661      137,173        -           0.60          10.61    10.61
2011                  14.32   14.32              8,552      122,454     0.19           0.60          (5.62)   (5.62)
2010                  15.17   15.17              8,681      131,696        -           0.60    *     20.59    20.59
2009                  12.58   12.58              5,969       75,093        -           0.55          56.54    56.54
2008                   8.04    8.04              5,699       45,796        -           0.55         (44.81)  (44.81)

Intl. Growth
------------
2012                  32.10   32.10            106,446    3,417,400     1.69           0.60          14.84    14.84
2011                  27.95   27.96             79,146    2,212,616     0.70           0.60          (7.30)   (7.30)
2010                  30.15   30.16             20,015      603,587     2.34           0.60    *     12.19    12.20
2009                  26.87   26.88             17,399      467,673     2.08           0.55          34.50    34.50
2008                  19.98   19.98              8,790      175,662     1.01           0.55         (37.43)  (37.08)

Franchise
---------
2012                  36.13   36.28              1,445       52,220        -           0.60          (2.89)   (2.89)
2011                      -       -                  -            -        -              -              -        -
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Janus:
Growth
------
2012                  26.90   26.90                885       23,805     0.46           0.60          17.87    17.87
2011                  22.82   22.82              1,855       42,336     0.59           0.60          (5.86)   (5.86)
2010                  24.24   24.24              1,891       45,843     1.10           0.60    *     13.85    13.85
2009                  21.30   21.30              1,893       40,319     0.51           0.55          35.61    35.61
2008                  15.70   15.70              3,118       48,970     0.73           0.55         (40.05)  (40.05)

                                     FS-71

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Neuberger Berman:
Balanced
--------
2012                  30.27   30.27              5,885      178,128        -           0.60           8.69     8.69
2011                  27.85   27.85              7,776      216,558     0.24           0.60          (1.22)   (1.22)
2010                  28.19   28.19             15,385      433,769     1.00           0.60    *     18.13    18.13
2009                  23.87   23.87             15,817      377,500     3.37           0.55          21.80    21.80
2008                  19.60   19.60             15,766      308,948     3.67           0.55         (39.48)  (39.48)

Growth
------
2012                  53.80   53.80              1,702       91,548        -           0.60          11.93    11.93
2011                  48.07   48.07              2,592      124,583        -           0.60          (0.81)   (0.81)
2010                  48.46   48.46              2,966      143,742        -           0.60    *     30.56    30.56
2009                  37.12   37.12              2,512       93,230        -           0.55          29.65    29.65
2008                  28.63   28.63              4,640      132,841        -           0.55         (43.99)  (43.99)

Bond
----
2012                  21.86   21.86             12,062      263,641     3.78           0.60           3.98     3.98
2011                  21.02   21.02              8,112      170,537     4.94           0.60          (0.31)   (0.31)
2010                  21.09   21.09              3,371       71,089     2.88           0.60    *      4.67     4.67
2009                  20.15   20.15              1,612       32,467     2.12           0.55          12.71    12.71
2008                  17.88   17.88              9,992      178,603     4.34           0.55         (13.90)  (13.90)

Partners
--------
2012                  17.96   32.14             38,685    1,064,545     0.43           0.60          15.90    15.90
2011                  15.50   27.73             39,727      963,318        -           0.60         (11.89)  (11.89)
2010                  17.59   31.47             49,947    1,395,310     0.67           0.60    *     14.98    14.99
2009                  15.30   27.37             64,157    1,478,010     2.71           0.55          55.22    55.22
2008                   9.85   17.63             56,119      913,228     0.96           0.55         (54.61)  (52.65)

Regency
-------
2012                  16.81   17.12              8,853      150,864     0.65           0.60          14.84    14.84
2011                  14.64   14.91              8,996      133,324     0.45           0.60          (7.05)   (7.05)
2010                  15.75   16.04             43,300      693,253     0.56           0.60    *     25.43    25.44
2009                  12.56   12.79             13,733      175,407     3.97           0.55          36.21    45.76
2008                   8.77    8.77              2,268       19,895     0.56           0.55         (39.70)  (39.70)

                                     FS-72

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Rydex:
Nova
----
2012                   8.88   12.05            116,383    1,211,383        -           0.60          21.51    21.51
2011                   7.31    9.91             55,196      493,508     0.04           0.60          (1.76)   (1.76)
2010                   7.44   10.09            110,254      850,046     0.30           0.60    *     19.25    19.26
2009                   6.24    8.46             94,107      667,603     1.15           0.55          34.77    34.77
2008                   4.63    6.28            125,159      671,178     0.40           0.55         (54.72)  (54.72)

NASDAQ
------
2012                  21.71   22.32             81,677    1,786,862        -           0.60          16.07    16.07
2011                  18.70   19.23             98,651    1,855,527        -           0.60           1.56     1.56
2010                  18.41   18.94             60,595    1,128,108        -           0.60    *     17.78    17.79
2009                  15.64   16.08             79,856    1,252,555        -           0.55          51.17    51.17
2008                  10.34   10.63             52,939      550,387     0.13           0.55         (42.23)  (42.23)

Precious Metals
---------------
2012                  12.83   13.28            312,388    4,137,724        -           0.60          (4.67)   (4.67)
2011                  13.46   13.93            428,728    5,948,768     0.07           0.60         (24.61)  (24.61)
2010                  17.85   18.48            513,764    9,419,087        -           0.60    *     37.25    37.27
2009                  13.00   13.47            472,733    6,288,045        -           0.55          48.42    48.42
2008                   8.76    9.07            447,339    4,000,811        -           0.55         (38.90)  (38.90)

Inv. S&P 500
------------
2012                   2.92    3.25            339,458    1,051,727        -           0.60         (17.48)  (17.48)
2011                   3.54    3.93            411,712    1,530,490        -           0.60          (9.59)   (9.59)
2010                   3.91    4.35            263,534    1,084,408        -           0.60    *    (17.45)  (17.45)
2009                   4.74    5.27            181,645      921,357        -           0.55         (27.95)  (27.95)
2008                   6.58    7.32            173,915    1,207,070     0.92           0.55          38.48    38.48

Gov. Long Bond
--------------
2012                  20.13   26.37             68,388    1,420,158     0.74           0.60           2.40     2.40
2011                  19.65   25.75             75,558    1,538,609     1.81           0.60          40.67    40.67
2010                  13.97   18.31             74,036    1,065,660     2.17           0.60    *      9.49     9.50
2009                  12.76   16.72             66,101      873,001     2.32           0.55         (31.92)  (31.92)
2008                  18.74   24.56             98,915    1,917,515     2.74           0.55          44.06    44.06

                                     FS-73

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Rydex, continued:
Inverse NASDAQ
--------------
2012                   9.24    9.24             27,325      252,540        -           0.60         (19.13)  (19.13)
2011                  11.43   11.43             35,688      407,870        -           0.60         (10.61)  (10.61)
2010                  12.79   12.79             18,745      239,671        -           0.60         (21.74)  (21.74)
2009                  16.34   16.34             11,207      183,077     0.09           0.55         (40.41)  (40.41)
2008                  27.41   27.41             15,385      421,745     0.35           0.55          47.21    47.21

Inv. Long Bond
--------------
2012                   9.79    9.79             10,176       99,590        -           0.60          (6.76)   (6.76)
2011                  10.50   10.50             18,143      190,426        -           0.60         (30.85)  (30.85)
2010                  15.18   15.18             61,922      939,906        -           0.60         (13.33)  (13.33)
2009                  17.51   17.51             46,269      810,311        -           0.55          18.76    18.76
2008                  14.75   14.75              6,777       99,946     0.46           0.55         (30.59)  (30.59)

Russell
-------
2012                  36.21   36.21             20,018      724,857        -           0.60          21.37    21.37
2011                  29.83   29.83             20,342      606,898        -           0.60         (12.71)  (12.71)
2010                  34.18   34.18             26,135      893,212        -           0.60          37.02    37.02
2009                  24.94   24.94             26,714      666,314        -           0.55          32.58    32.58
2008                  18.81   18.81             28,404      534,364     0.22           0.55         (51.63)  (51.63)

Sector Rotation
---------------
2012                  13.63   13.63             59,852      815,748        -           0.60           3.81     3.81
2011                  13.13   13.13             65,409      858,817        -           0.60          (7.12)   (7.12)
2010                  14.14   14.14             71,023    1,004,000        -           0.60          10.54    10.54
2009                  12.79   12.79             84,356    1,078,731     0.09           0.55          26.60    26.60
2008                  10.10   10.10             98,090      990,824        -           0.55         (41.06)  (41.06)

Third Avenue:
Value
-----
2012                  28.04   29.22            166,864    4,703,608     0.88           0.60          26.57    26.57
2011                  22.15   23.09            187,934    4,185,913     1.70           0.60         (21.78)  (21.78)
2010                  28.32   29.51            312,857    9,029,353     3.66           0.60    *     13.39    13.40
2009                  24.97   26.03            386,378    9,807,394        -           0.55          44.56    44.56
2008                  17.28   18.00            485,016    8,534,628     0.78           0.55         (43.97)  (43.97)

                                     FS-74

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Vanguard:
Money Market
------------
2012                   1.12    1.18         20,934,043   23,700,983     0.14           0.60          (0.45)   (0.45)
2011                   1.13    1.19         26,278,345   29,982,167     0.16           0.60          (0.43)   (0.43)
2010                   1.13    1.19         24,352,071   27,925,815     0.23           0.60    *     (0.36)   (0.35)
2009                   1.14    1.20         33,313,069   38,281,301     0.65           0.55           0.06     0.06
2008                   1.14    1.19         48,030,390   55,210,191     2.76           0.55           2.26     2.26

Equity Index
------------
2012                  35.24   42.97            600,588   21,888,000     1.83           0.60          15.16    15.16
2011                  30.60   37.31            566,904   18,001,520     1.62           0.60           1.33     1.33
2010                  30.20   36.82            556,635   17,604,246     2.13           0.60    *     14.23    14.24
2009                  26.44   32.23            618,741   17,067,218     2.63           0.55          25.75    25.75
2008                  21.02   25.63            639,316   14,112,873     2.34           0.55         (37.28)  (37.28)

Total Bond
----------
2012                  15.94   18.87          2,244,227   36,275,325     2.29           0.60           3.40     3.40
2011                  15.41   18.25          1,678,238   26,331,478     2.94           0.60           7.01     7.01
2010                  14.40   17.05          1,384,293   20,207,933     3.98           0.60    *      5.86     5.88
2009                  13.61   16.11          1,882,851   26,088,751     4.25           0.55           5.36     5.36
2008                  12.91   15.29          1,945,330   25,711,833     4.33           0.55           4.65     4.65

REIT Index
----------
2012                  28.94   37.28            600,520   17,657,320     1.90           0.60          16.76    16.76
2011                  24.79   31.93            556,935   14,077,981     1.63           0.60           7.79     7.79
2010                  22.99   29.62            491,398   11,578,352     2.87           0.60    *     27.49    27.50
2009                  18.04   23.23            535,210    9,838,263     4.98           0.55          28.44    28.44
2008                  14.04   18.09            580,363    8,310,315     3.25           0.55         (37.59)  (37.59)

Mid-Cap
-------
2012                  24.68   27.33            617,178   15,313,152     1.13           0.60          15.12    15.12
2011                  21.44   23.74            635,190   13,664,612     1.07           0.60          (2.62)   (2.62)
2010                  22.01   24.38            722,575   15,971,898     0.88           0.60    *     24.62    24.63
2009                  17.66   19.56            664,420   11,791,702     1.76           0.55          39.60    39.60
2008                  12.65   14.01            777,122    9,873,957     1.61           0.55         (42.14)  (42.14)

Stock Market Index
------------------
2012                  38.03   38.03            306,811   11,668,004     1.65           0.60          15.63    15.63
2011                  32.89   32.89            314,354   10,338,864     1.39           0.60           0.23     0.23
2010                  32.81   32.81            324,114   10,635,202     1.93           0.60          16.41    16.41
2009                  28.19   28.19            346,340    9,762,390     1.82           0.55          27.55    27.55
2008                  22.10   22.10            327,549    7,238,303     1.49           0.55         (37.63)  (37.63)

                                     FS-75

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Vanguard, continued:
Equity Income
-------------
2012                  26.02   34.28            561,759   16,678,245     2.42           0.60          12.72    12.72
2011                  23.09   30.41            570,071   15,037,585     2.47           0.60           9.61     9.61
2010                  21.06   27.75            486,606   11,461,211     2.79           0.60    *     14.03    14.04
2009                  18.47   24.33            453,761    9,489,043     5.39           0.55          16.13    16.13
2008                  15.91   20.95            518,223    9,314,197     3.62           0.55         (31.29)  (31.29)

Growth
------
2012                  15.40   16.15            373,915    5,775,662     0.43           0.60          17.72    17.72
2011                  13.09   13.72            390,906    5,130,067     0.65           0.60          (1.43)   (1.43)
2010                  13.27   13.92            409,553    5,450,440     0.74           0.60    *     11.15    11.16
2009                  11.94   12.52            472,632    5,657,501     0.99           0.55          34.31    34.31
2008                   8.89    9.32            503,077    4,485,807     0.87           0.55         (38.06)  (38.06)

High Yield Bond
---------------
2012                  13.50   17.46            633,281    8,699,605     5.14           0.60          13.61    13.61
2011                  11.89   15.37            589,645    7,146,454     7.02           0.60           6.30     6.30
2010                  11.18   14.45            559,934    6,368,083     6.86           0.60    *     11.44    11.45
2009                  10.03   12.97            630,853    6,416,470     7.92           0.55          38.09    38.09
2008                   7.27    9.39            597,404    4,393,161     8.42           0.55         (22.38)  (22.38)

Balanced
--------
2012                  28.05   28.05            444,720   12,474,802     2.77           0.60          11.89    11.89
2011                  25.07   25.07            467,751   11,726,866     2.62           0.60           3.08     3.08
2010                  24.32   24.32            475,803   11,572,158     2.94           0.60          10.35    10.35
2009                  22.04   22.04            456,520   10,061,356     4.22           0.55          22.23    22.23
2008                  18.03   18.03            452,699    8,162,589     3.42           0.55         (23.00)  (23.00)

International
-------------
2012                  23.42   25.26          1,152,993   27,187,401     2.06           0.60          19.42    19.42
2011                  19.61   21.16          1,213,885   23,978,622     1.61           0.60         (14.05)  (14.05)
2010                  22.82   24.62          1,321,421   30,406,715     1.56           0.60    *     15.03    15.04
2009                  19.83   21.40          1,277,144   25,590,556     3.99           0.55          42.00    42.00
2008                  13.97   15.07          1,507,184   21,268,887     2.57           0.55         (45.22)  (45.22)

Diversified
-----------
2012                  18.24   19.32            875,068   16,188,813     2.32           0.60          15.80    15.80
2011                  15.75   16.69            935,302   14,937,095     2.13           0.60           3.30     3.30
2010                  15.25   16.15          1,042,654   16,124,152     2.65           0.60    *      8.68     8.69
2009                  14.03   14.86          1,172,885   16,673,342     4.22           0.55          26.23    26.23
2008                  11.12   11.77          1,249,193   14,079,983     2.83           0.55         (36.49)  (36.49)

                                     FS-76

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Vanguard, continued:
Small Company Growth
--------------------
2012                  27.78   29.88            478,076   13,316,976     0.23           0.60          13.96    13.96
2011                  24.38   26.22            473,780   11,579,723     0.20           0.60           0.76     0.76
2010                  24.19   26.03            541,585   13,144,041     0.32           0.60    *     31.00    31.01
2009                  18.47   19.87            521,497    9,654,833     1.04           0.55          38.62    38.62
2008                  13.32   14.33            530,570    7,087,900     0.67           0.55         (39.80)  (39.80)

Wells Fargo:
Discovery
---------
2012                  24.08   24.08             19,724      474,964        -           0.60          17.03    17.03
2011                  20.58   20.58             18,991      390,766        -           0.60          (0.18)   (0.18)
2010                  20.61   20.61             19,800      408,136        -           0.60    *     34.75    34.75
2009                  15.30   15.30             16,399      250,865        -           0.55          39.54    39.54
2008                  10.96   10.96             20,528      225,051        -           0.55         (44.66)  (44.66)

Opportunity
-----------
2012                  63.04   63.04              4,042      254,805     0.10           0.60          14.83    14.83
2011                  54.90   54.90              3,992      219,120     0.17           0.60          (6.08)   (6.08)
2010                  58.45   58.45              8,912      520,925     0.76           0.60    *     23.03    23.03
2009                  47.51   47.51              9,731      462,305        -           0.55          46.93    46.93
2008                  32.33   32.33             10,187      329,381     1.86           0.55         (40.43)  (40.43)

ProFunds:
Bull
----
2012                  30.98   30.98             86,626    2,684,033        -           0.90          12.87    12.87
2011                  27.45   27.45             96,162    2,639,847        -           0.90          (0.92)   (0.92)
2010                  27.71   27.71            110,419    3,059,397     0.05           0.90          11.57    11.57
2009                  24.83   24.83             24,136      599,393     0.57           0.90          23.23    23.23
2008                  20.15   20.15             58,506    1,178,995        -           0.90         (38.23)  (38.23)

Europe
------
2012                  28.49   28.49              3,218       91,665     2.31           0.90          15.55    15.55
2011                  24.65   24.65              2,505       61,752     0.96           0.90          (9.70)   (9.70)
2010                  27.30   27.30              2,471       67,459     1.11           0.90           1.71     1.71
2009                  26.84   26.84                837       22,459     1.01           0.90          31.11    31.11
2008                  20.47   20.47              1,345       27,539     1.70           0.90         (44.51)  (44.51)

                                     FS-77

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Profunds, continued:
Mid-Cap
-------
2012                  41.46   41.46                103        4,258     0.15           0.90          15.48    15.48
2011                  35.90   35.90                103        3,687     0.15           0.90          (4.80)   (4.80)
2010                  37.71   37.71                641       24,163     0.51           0.90          19.37    19.37
2009                  31.59   31.59                337       10,638     0.80           0.90          29.70    29.70
2008                  24.36   24.36              2,648       64,496        -           0.90         (36.87)  (36.87)

NASDAQ-100
----------
2012                  21.27   21.27              9,549      203,129        -           0.90          15.19    15.19
2011                  18.47   18.47                717       13,233        -           0.90           0.53     0.53
2010                  18.37   18.37                540        9,912        -           0.90          17.19    17.19
2009                  15.68   15.68             10,211      160,066        -           0.90          50.64    50.64
2008                  10.41   10.41                140        1,457        -           0.90         (43.00)  (43.00)

Small-Cap
---------
2012                  29.76   29.76              5,598      166,595        -           0.90          13.86    13.86
2011                  26.31   26.31                580       15,252        -           0.90          21.98    21.98
2010                  27.90   27.90              1,380       38,497        -           0.90           9.48     9.48
2009                  32.42   32.42              3,190      103,420        -           0.90          24.94    24.94
2008                  25.94   25.94                349        9,058     0.02           0.90         (35.99)  (35.99)

Small-Cap Value
---------------
2012                  38.08   38.08                339       12,902        -           0.90          15.09    15.09
2011                  33.09   33.09                 31        1,037        -           0.90          (4.98)   (4.98)
2010                  34.83   34.83                398       13,877     0.01           0.90          21.02    21.02
2009                  28.78   28.78                 38        1,080     0.09           0.90          19.35    19.35
2008                  24.11   24.11                723       17,425        -           0.90         (31.31)  (31.31)

Classic Dow
-----------
2012                  29.39   29.39              6,615      194,395        -           0.90           5.88     5.88
2011                  27.76   27.76                293        8,121        -           0.90          (4.72)   (4.72)
2010                  26.68   26.68              2,141       57,126        -           0.90           5.76     5.76
2009                  24.27   24.27              7,198      174,713     3.06           0.90          12.57    12.57
2008                  23.81   23.81              1,765       42,015     0.77           0.90         (37.72)  (37.72)

Bear
----
2012                  14.96   14.96             19,909      297,839        -           0.90         (17.34)  (17.34)
2011                  18.10   18.10              1,947       35,238        -           0.90          (9.70)   (9.70)
2010                  20.04   20.04              6,010      120,470        -           0.90         (18.53)  (18.53)
2009                  24.60   24.60             43,244    1,063,940     0.42           0.90         (28.51)  (28.51)
2008                  34.42   34.42              2,889       99,421     0.10           0.90          30.00    30.00

                                     FS-78

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Profunds, continued:
Short NASDAQ
------------
2012                   7.72    7.72              4,235       32,678        -           0.90         (19.52)  (19.52)
2011                   9.59    9.59              4,617       44,265        -           0.90         (11.27)  (11.27)
2010                  10.81   10.81             22,809      246,491        -           0.90         (21.89)  (21.89)
2009                  13.84   13.84             15,723      217,532     0.66           0.90         (41.19)  (41.19)
2008                  23.53   23.53             20,272      476,911     2.46           0.90          46.84    46.84

Short Small-Cap
---------------
2012                   6.14    6.14              7,549       46,330        -           0.90         (19.69)  (19.69)
2011                   7.64    7.64              5,386       41,156        -           0.90         (12.14)  (12.14)
2010                   8.47    8.47                  -            -        -           0.90         (28.89)  (28.89)
2009                  11.90   11.90              7,257       86,334     1.65           0.90         (34.83)  (34.83)
2008                  17.72   17.72                  -            -     3.89           0.90          45.43    45.43

Short Dow
---------
2012                   4.59    4.59              3,263       14,989        -           0.90         (13.33)  (13.33)
2011                   5.30    5.30              3,263       17,294        -           0.90         (10.30)  (10.30)
2010                   6.15    6.15                  -            -        -           0.90          (1.12)   (1.12)
2009                  23.58   23.58                577       13,597        -           0.90         (27.70)  (27.70)
2008                  31.84   31.84                  -            -        -           0.90          31.46    31.46

UltraMid
--------
2012                  38.49   38.49              2,208       84,985        -           0.90          31.31    31.31
2011                  29.32   29.32                762       22,353        -           0.90         (14.42)  (14.42)
2010                  34.25   34.25              3,347      114,646        -           0.90          48.35    48.35
2009                  23.09   23.09              3,548       81,929        -           0.90          64.31    64.31
2008                  14.05   14.05              1,689       23,729     0.75           0.90         (67.77)  (67.77)

UltraOTC
--------
2012                  28.03   28.03              3,810      106,782        -           0.90          32.55    32.55
2011                  21.15   21.15              5,412      114,443        -           0.90          (2.08)   (2.08)
2010                  21.59   21.59              8,492      183,376        -           0.90          39.50    39.50
2009                  15.84   15.84              7,717      122,271        -           0.90         117.39   117.39
2008                   7.29    7.29             25,438      185,410        -           0.90         (92.71)  (92.71)

UltraSmall
----------
2012                  23.28   23.28                 35          817        -           0.90          28.35    28.35
2011                  18.14   18.14              1,200       21,773        -           0.90         (19.56)  (19.56)
2010                  22.55   22.55              4,002       90,246        -           0.90          47.12    47.12
2009                  15.33   15.33              9,680      148,369        -           0.90          38.94    38.94
2008                  11.03   11.03              8,165       90,069     0.51           0.90         (66.49)  (66.49)

                                     FS-79

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Profunds, continued:
UtraBull
--------
2012                  16.98   16.98                849       14,422        -           0.90          27.76    27.76
2011                  13.29   13.29              2,527       33,588        -           0.90          (5.68)   (5.68)
2010                  14.09   14.09                849       11,968        -           0.90          21.07    21.07
2009                  11.64   11.64             10,467      121,827     0.22           0.90          43.32    43.32
2008                   8.12    8.12             11,026       89,542     0.40           0.90         (67.69)  (67.69)

U.S. Gov. Plus
--------------
2012                  52.02   52.02              4,985      259,331        -           0.90           0.07     0.07
2011                  51.99   51.99              1,220       63,417     0.28           0.90          42.23    42.23
2010                  36.55   36.55             13,159      480,948     0.48           0.90           9.12     9.12
2009                  33.49   33.49              4,849      162,430     0.03           0.90         (33.22)  (33.22)
2008                  50.16   50.16                933       46,792     1.84           0.90          48.39    48.39

Opportunity
-----------
2012                   6.96    6.96              3,844       26,742        -           0.90          (0.49)   (0.49)
2011                   7.50    7.50                  -            -        -           0.90         (37.65)  (37.65)
2010                  12.00   12.00                  -            -        -           0.90          (3.03)   (3.03)
2009                  14.25   14.25              1,617       23,050     0.35           0.90          14.99    14.99
2008                  10.87   10.87                  -            -        -           0.90         (26.74)  (26.74)

Oil & Gas
---------
2012                  64.83   64.83              2,299      149,028     0.12           0.90           1.97     1.97
2011                  63.58   63.58              1,925      122,371     0.19           0.90           1.33     1.33
2010                  62.74   62.74              3,827      240,128     0.49           0.90          16.71    16.71
2009                  53.76   53.76              5,413      290,989        -           0.90          14.47    14.47
2008                  46.97   46.97              5,038      236,619        -           0.90         (37.51)  (37.51)

Precious Metals
---------------
2012                  43.65   43.65              8,994      392,579        -           0.90         (15.31)  (15.31)
2011                  51.54   51.54             12,562      647,445        -           0.90         (19.94)  (19.94)
2010                  64.37   64.37             12,175      783,758        -           0.90          31.74    31.74
2009                  48.86   48.86             24,551    1,199,649     0.73           0.90          34.12    34.12
2008                  36.43   36.43             13,938      507,796     4.41           0.90         (31.38)  (31.38)

Real Estate
-----------
2012                  61.37   61.37              1,360       83,450     2.42           0.90          16.12    16.12
2011                  52.85   52.85              1,549       81,891        -           0.90           3.81     3.81
2010                  50.91   50.91              1,358       69,148     3.34           0.90          23.57    23.57
2009                  41.20   41.20                277       11,411     0.63           0.90          26.75    26.75
2008                  32.50   32.50                236        7,684        -           0.90         (41.78)  (41.78)

                                     FS-80

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Profunds, continued:
High Yield
----------
2012                  37.09   37.09              1,497       55,523     6.50           0.90          13.09    13.09
2011                  32.80   32.80                180        5,906     0.74           0.90           1.83     1.83
2010                  32.21   32.21                180        5,800    32.51           0.90          15.35    15.35
2009                  27.92   27.92                803       22,427     1.05           0.90          31.09    31.09
2008                  27.05   27.05                783       21,177     4.80           0.90          (6.46)   (6.46)

Money Market
------------
2012                   1.03    1.03          3,881,196    3,988,243     0.02           0.90          (0.87)   (0.87)
2011                   1.04    1.04          5,595,656    5,800,671     0.02           0.90          (0.87)   (0.87)
2010                   1.05    1.05          6,045,193    6,321,784     0.02           0.90          (0.87)   (0.87)
2009                   1.05    1.05          6,142,228    6,479,870     0.03           0.90          (0.87)   (0.87)
2008                   1.06    1.06          9,449,745   10,056,327     0.86           0.90          (0.07)   (0.07)

Pimco:
Commodity
---------
2012                  11.70   13.71            680,483    9,243,302     2.77           0.60           4.76     4.76
2011                  11.17   13.08            685,085    8,888,489    14.20           0.60          (8.11)   (8.11)
2010                  12.16   14.24            671,305    9,525,345    15.22           0.60    *     23.78    23.79
2009                   9.82   11.50            723,161    8,307,073     6.17           0.55          16.06    40.76
2008                   8.17    8.17            659,659    5,390,685     4.51           0.55         (44.10)  (44.10)

Total Return
------------
2012                  13.82   13.83          2,094,346   28,967,998     2.57           0.60           8.93     8.93
2011                  12.69   12.70          1,853,223   23,530,061     2.63           0.60           2.99     2.99
2010                  12.32   12.33          1,079,130   13,304,657     2.41           0.60    *      7.46     7.47
2009                  11.46   11.48            594,952    6,826,448     2.91           0.55           8.14     9.39
2008                      -       -                  -            -        -              -              -        -

American Century:
Mid Cap
-------
2012                  17.04   17.05             78,612    1,339,575     2.06           0.60          15.63    15.63
2011                  14.74   14.74             86,176    1,269,950     1.50           0.60          (1.28)   (1.28)
2010                  14.93   14.93             79,241    1,182,948     2.56           0.60    *     18.54    18.55
2009                  12.59   12.60             30,331      382,004     4.72           0.55          29.23    29.23
2008                   9.74    9.75             48,225      469,946        -           0.55         (24.87)  (23.43)

                                     FS-81

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
American Century, continued:
International
-------------
2012                   9.34    9.34            176,721    1,650,168     0.83           0.60          20.44    20.44
2011                   7.43    7.75            174,754    1,354,918     1.33           0.60         (19.20)  (12.57)
2010                   8.56    8.87            158,600    1,406,391     2.16           0.60    *    (11.29)   12.62
2009                   7.73    7.87            129,744    1,021,401     1.65           0.55           3.22    33.03
2008                   5.92    5.94             73,397      434,426        -           0.55         (43.47)   (4.44)

Franklin Templeton:
Global Inc.
-----------
2012                  26.78   26.79            343,738    9,204,428     6.60           0.60          14.38    14.38
2011                  23.41   23.42            361,081    8,453,531     5.72           0.60          (1.46)   (1.46)
2010                  23.76   23.77            321,201    7,631,398     1.43           0.60    *     13.77    13.78
2009                  20.88   20.89            279,606    5,839,157    13.00           0.55          18.03    18.03
2008                  17.69   17.70            120,046    2,123,955     1.11           0.55           0.64     0.90

MFS:
Utilities IC
------------
2012                  32.61   32.63             43,265    1,411,156     7.60           0.60          12.80    12.80
2011                  28.91   28.93             52,786    1,526,276     4.07           0.60           6.15     6.15
2010                  27.24   27.25             23,975      653,052     2.77           0.60    *     13.13    13.14
2009                  24.08   24.09             29,360      706,920     4.01           0.55          32.49    32.49
2008                  18.17   18.18             10,150      184,480        -           0.55         (38.64)  (36.66)

Research
--------
2012                  13.05   13.06             14,415      188,260     2.24           0.60          16.00    16.00
2011                  11.25   11.26             16,397      184,616     0.33           0.60         (11.46)  (11.41)
2010                  12.70   12.72            228,090    2,900,548     1.92           0.60    *     10.15    10.16
2009                  11.53   11.55            267,416    3,087,402     0.14           0.55          30.14    30.14
2008                   8.86    8.87              6,058       53,725        -           0.55         (42.51)  (41.44)

Summit:
Natural Res
-----------
2012                  51.45   51.46             64,863    3,337,182     0.02           0.60           4.27     4.27
2011                  49.34   49.35             58,436    2,883,389     0.34           0.60         (10.66)  (10.66)
2010                  55.23   55.24             45,383    2,506,732     0.45           0.60    *     16.52    16.53
2009                  47.40   47.40             33,045    1,566,429     0.42           0.55          30.36    30.36
2008                  36.36   36.37              9,276      337,322     0.14           0.55         (47.80)  (47.64)

                                     FS-82

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Summit, continued:
Zenith
------
2012                  78.37   78.37              2,238      175,370     1.82           0.60          16.35    16.35
2011                  67.35   67.35              2,350      158,272     2.18           0.60          (2.27)   (2.27)
2010                  68.92   68.92              2,382      164,158     1.95           0.60    *     10.95    10.95
2009                  62.12   62.12              1,913      118,831     2.14           0.55          24.72    24.72
2008                  49.81   49.81              2,087      103,930     0.52           0.55           2.82     2.82

S&P 500
-------
2012                  98.66   98.66              1,882      185,682     1.84           0.60          14.85    14.85
2011                  85.90   85.90              1,498      128,659     0.67           0.60           1.12     1.12
2010                  84.94   84.94              5,664      481,153     2.38           0.60    *     14.02    14.02
2009                  74.50   74.50              3,028      225,555     1.98           0.55          25.42    25.42
2008                  59.40   59.40              2,916      173,197     1.70           0.55           2.79     2.79

EAFE Intl.
----------
2012                  76.24   76.24              9,422      718,310     2.31           0.60          16.62    16.62
2011                  65.37   65.38              9,689      633,447     2.41           0.60         (13.23)  (13.23)
2010                  75.34   75.35             10,217      769,826     1.30           0.60    *      7.85     7.85
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

S&P MidCap
----------
2012                  77.72   77.72              4,418      343,322     0.96           0.60          16.60    16.60
2011                  66.65   66.65              4,658      310,495     0.69           0.60          (2.82)   (2.82)
2010                  68.59   68.59              4,649      318,835     1.05           0.60    *     10.53    10.53
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

T. Rowe:
Blue Chip
---------
2012                  13.13   13.13            767,687   10,079,072     0.17           0.60          17.55    17.55
2011                  11.17   11.17            691,294    7,721,003        -           0.60           0.91     0.91
2010                  11.07   11.07            542,249    6,001,874        -           0.60    *     15.70    15.71
2009                   9.57    9.57            651,881    6,236,269        -           0.55          41.41    41.41
2008                   6.77    6.77            486,961    3,294,309     0.20           0.55         (40.28)  (39.16)

                                     FS-83

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
Morgan Stanley:
Emerging Markets
----------------
2012                  20.32   20.32            327,168    6,647,641        -           0.60          19.23    19.23
2011                  17.04   17.04            323,894    5,519,538     0.43           0.60         (18.70)  (18.70)
2010                  20.96   20.97            344,150    7,214,176     0.51           0.60    *     18.31    18.33
2009                  17.72   17.72            274,268    4,859,281        -           0.55          68.91    68.92
2008                  10.49   10.49             88,926      932,732        -           0.55         (54.10)  (54.05)

DFA:
Bond
----
2012                  11.63   11.63            232,393    2,702,790     1.85           0.60           4.23     4.23
2011                  11.16   11.16            174,470    1,946,818     4.81           0.60           3.90     3.90
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Small
-----
2012                  11.34   11.34             99,328    1,126,098     2.26           0.60          18.70    18.70
2011                   9.55    9.55            143,663    1,372,161     5.49           0.60         (15.70)  (15.70)
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Value
-----
2012                  11.80   11.80            301,709    3,559,744     3.21           0.60          16.28    16.28
2011                  10.15   10.15            285,076    2,892,477     6.63           0.60         (18.31)  (18.31)
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Fixed
-----
2012                  10.21   10.21            365,486    3,731,299     0.36           0.60           0.24     0.24
2011                  10.18   10.18            521,972    5,316,158     0.92           0.60          (0.15)   (0.15)
2010                      -       -                  -            -        -              -              -        -
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

                                     FS-84

5.   FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                            Net        Inv.
                          Unit                            Assets      Income        Expense             Total
                        Value ($)           Units           ($)       Ratio %       Ratio %            Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                                  Min       Max
DFA, continued:
Large
-----
2012                  17.57   17.57            112,949    1,984,569     2.18           0.60          21.21    21.21
2011                  14.50   14.50             66,565      964,897     2.37           0.60          (4.00)   (4.00)
2010                  15.10   15.10                 75        1,132        -           0.60         (39.83)  (39.83)
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

Targeted
--------
2012                  13.21   13.21            105,065    1,387,646     1.51           0.60          19.39    19.39
2011                  11.06   11.06             96,423    1,066,632     1.55           0.60          (5.12)   (5.12)
2010                  11.66   11.66              1,521       17,728        -           0.60          (0.27)   (0.27)
2009                      -       -                  -            -        -              -              -        -
2008                      -       -                  -            -        -              -              -        -

     o Due to fee changes during the period ended December 31, 2011, for subaccounts marked with an asterisk (*) the minimum expense ratio was .55% and maximum of .60%.

6.   CHANGES IN UNITS OUTSTANDING

     The change in units outstanding for the periods ended December 31, were as follows:

                                     2012                 2011
                                --------------       --------------
Calvert:
Balanced
--------
Units issued                          110,462              292,175
Units redeemed                       (261,867)            (423,388)
                                --------------       --------------
Net increase(decrease)               (151,405)            (131,213)
                                ==============       ==============

Mid Cap
-------
Units issued                                1                    -
Units redeemed                           (465)              (2,388)
                                --------------       --------------
Net increase(decrease)                   (464)              (2,388)
                                ==============       ==============

Social Equity
-------------
Units issued                            8,147               11,374
Units redeemed                         (8,695)             (16,576)
                                --------------       --------------
Net increase(decrease)                   (548)              (5,202)
                                ==============       ==============

Small Cap
---------
Units issued                              564                1,185
Units redeemed                           (985)                (881)
                                --------------       --------------
Net increase(decrease)                   (421)                 304
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Calvert, continued:
Core Strategies
---------------
Units issued                          260,067              768,661
Units redeemed                       (409,916)            (833,752)
                                --------------       --------------
Net increase(decrease)               (149,849)             (65,091)
                                ==============       ==============

Scudder:
Small Cap
---------
Units issued                            1,481                1,414
Units redeemed                         (5,628)                (313)
                                --------------       --------------
Net increase(decrease)                 (4,147)               1,101
                                ==============       ==============

Small Mid Value
---------------
Units issued                          396,793              398,249
Units redeemed                       (401,728)            (353,892)
                                --------------       --------------
Net increase(decrease)                 (4,935)              44,357
                                ==============       ==============

Thematic
--------
Units issued                            5,704               62,307
Units redeemed                        (10,154)             (89,642)
                                --------------       --------------
Net increase(decrease)                 (4,450)             (27,335)
                                ==============       ==============

Growth
------
Units issued                            7,981               11,612
Units redeemed                         (9,561)              (4,765)
                                --------------       --------------
Net increase(decrease)                 (1,580)               6,847
                                ==============       ==============

Fidelity:
Overseas IC
-----------
Units issued                           58,183               63,251
Units redeemed                        (68,957)             (83,295)
                                --------------       --------------
Net increase(decrease)                (10,774)             (20,044)
                                ==============       ==============

Inv. Grade Bond IC
------------------
Units issued                        3,172,238            2,176,290
Units redeemed                     (2,951,673)          (1,927,924)
                                --------------       --------------
Net increase(decrease)                220,565              248,366
                                ==============       ==============

Equity Income IC
----------------
Units issued                           27,606               25,683
Units redeemed                        (27,640)             (27,431)
                                --------------       --------------
Net increase(decrease)                    (34)              (1,748)
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Fidelity, continued:
Growth IC
---------
Units issued                           54,589               50,598
Units redeemed                        (58,814)             (36,405)
                                --------------       --------------
Net increase(decrease)                 (4,225)              14,193
                                ==============       ==============

High Income IC
--------------
Units issued                        1,536,672            1,330,060
Units redeemed                     (1,492,827)          (1,155,333)
                                --------------       --------------
Net increase(decrease)                 43,845              174,727
                                ==============       ==============

High Income SC
--------------
Units issued                           16,191               24,163
Units redeemed                        (41,117)             (62,758)
                                --------------       --------------
Net increase(decrease)                (24,926)             (38,595)
                                ==============       ==============

Contrafund IC
-------------
Units issued                          481,930              134,251
Units redeemed                       (410,208)            (150,552)
                                --------------       --------------
Net increase(decrease)                 71,722              (16,301)
                                ==============       ==============

Contrafund SC
-------------
Units issued                           11,095               34,668
Units redeemed                        (18,917)            (134,841)
                                --------------       --------------
Net increase(decrease)                 (7,822)            (100,173)
                                ==============       ==============

Mid Cap IC
----------
Units issued                          165,274              140,106
Units redeemed                       (166,264)            (181,586)
                                --------------       --------------
Net increase(decrease)                   (990)             (41,480)
                                ==============       ==============

Mid Cap SC
----------
Units issued                            4,921                6,703
Units redeemed                        (14,184)             (13,218)
                                --------------       --------------
Net increase(decrease)                 (9,263)              (6,515)
                                ==============       ==============

Strategic
---------
Units issued                        1,050,156              647,449
Units redeemed                       (974,072)            (397,570)
                                --------------       --------------
Net increase(decrease)                 76,084              249,879
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
AIM:
Dividend
--------
Units issued                            4,615                3,403
Units redeemed                           (760)                (583)
                                --------------       --------------
Net increase(decrease)                  3,855                2,820
                                ==============       ==============

Health
------
Units issued                            1,595                  486
Units redeemed                           (212)              (1,051)
                                --------------       --------------
Net increase(decrease)                  1,383                 (565)
                                ==============       ==============

Technology
----------
Units issued                              737                4,260
Units redeemed                           (628)              (4,389)
                                --------------       --------------
Net increase(decrease)                    109                 (129)
                                ==============       ==============

Intl. Growth
------------
Units issued                          291,916              152,504
Units redeemed                       (264,616)             (93,373)
                                --------------       --------------
Net increase(decrease)                 27,300               59,131
                                ==============       ==============

Franchise
---------
Units issued                            1,477                    -
Units redeemed                            (32)                   -
                                --------------       --------------
Net increase(decrease)                  1,445                    -
                                ==============       ==============

Janus:
Growth
------
Units issued                                -                    -
Units redeemed                           (970)                 (36)
                                --------------       --------------
Net increase(decrease)                   (970)                 (36)
                                ==============       ==============

Neuberger Berman:
Balanced
--------
Units issued                              604                  242
Units redeemed                         (2,495)              (7,851)
                                --------------       --------------
Net increase(decrease)                 (1,891)              (7,609)
                                ==============       ==============

Growth
------
Units issued                              320                  325
Units redeemed                         (1,210)                (699)
                                --------------       --------------
Net increase(decrease)                   (890)                (374)
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Neuberger Berman, continued:
Bond
----
Units issued                            6,105               13,063
Units redeemed                         (2,155)              (8,322)
                                --------------       --------------
Net increase(decrease)                  3,950                4,741
                                ==============       ==============

Partners
--------
Units issued                           12,710               33,849
Units redeemed                        (13,752)             (44,069)
                                --------------       --------------
Net increase(decrease)                 (1,042)             (10,220)
                                ==============       ==============

Regency
-------
Units issued                            2,291               56,977
Units redeemed                         (2,434)             (91,281)
                                --------------       --------------
Net increase(decrease)                   (143)             (34,304)
                                ==============       ==============

Rydex:
Nova
----
Units issued                        1,559,285            2,217,881
Units redeemed                     (1,498,098)          (2,272,939)
                                --------------       --------------
Net increase(decrease)                 61,187              (55,058)
                                ==============       ==============

NASDAQ
------
Units issued                          378,372              357,049
Units redeemed                       (395,346)            (318,993)
                                --------------       --------------
Net increase(decrease)                (16,974)              38,056
                                ==============       ==============

Precious Metals
---------------
Units issued                          747,446              564,310
Units redeemed                       (863,786)            (649,346)
                                --------------       --------------
Net increase(decrease)               (116,340)             (85,036)
                                ==============       ==============

Inv. S&P 500
------------
Units issued                          750,471            1,167,053
Units redeemed                       (822,725)          (1,018,875)
                                --------------       --------------
Net increase(decrease)                (72,254)             148,178
                                ==============       ==============

Gov. Long Bond
--------------
Units issued                          164,140              254,694
Units redeemed                       (171,310)            (253,172)
                                --------------       --------------
Net increase(decrease)                 (7,170)               1,522
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Rydex, continued:
Inverse NASDAQ
--------------
Units issued                          220,178              119,147
Units redeemed                       (228,541)            (102,204)
                                --------------       --------------
Net increase(decrease)                 (8,363)              16,943
                                ==============       ==============

Inv. Long Bond
--------------
Units issued                           32,783              264,349
Units redeemed                        (40,750)            (308,128)
                                --------------       --------------
Net increase(decrease)                 (7,967)             (43,779)
                                ==============       ==============

Russell
-------
Units issued                           20,418              135,095
Units redeemed                        (20,742)            (140,888)
                                --------------       --------------
Net increase(decrease)                   (324)              (5,793)
                                ==============       ==============

Sector Rotation
---------------
Units issued                           10,644               14,396
Units redeemed                        (16,201)             (20,010)
                                --------------       --------------
Net increase(decrease)                 (5,557)              (5,614)
                                ==============       ==============

Third Avenue:
Value
-----
Units issued                           43,326               67,405
Units redeemed                        (64,396)            (192,328)
                                --------------       --------------
Net increase(decrease)                (21,070)            (124,923)
                                ==============       ==============

Vanguard:
Money Market
------------
Units issued                       48,261,669           60,628,119
Units redeemed                    (53,605,971)         (58,701,845)
                                --------------       --------------
Net increase(decrease)             (5,344,302)           1,926,274
                                ==============       ==============

Equity Index
------------
Units issued                          730,813              718,141
Units redeemed                       (697,129)            (707,872)
                                --------------       --------------
Net increase(decrease)                 33,684               10,269
                                ==============       ==============

Total Bond
----------
Units issued                        3,279,295            1,401,439
Units redeemed                     (2,713,306)          (1,107,494)
                                --------------       --------------
Net increase(decrease)                565,989              293,945
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Vanguard, continued:
REIT Index
----------
Units issued                          773,619              551,255
Units redeemed                       (730,034)            (485,718)
                                --------------       --------------
Net increase(decrease)                 43,585               65,537
                                ==============       ==============

Mid-Cap
-------
Units acquired                        603,419              661,339
Units disposed                       (621,431)            (748,724)
                                --------------       --------------
Net increase(decrease)                (18,012)             (87,385)
                                ==============       ==============

Stock Market Index
------------------
Units acquired                         73,521               55,383
Units disposed                        (81,064)             (65,143)
                                --------------       --------------
Net increase(decrease)                 (7,543)              (9,760)
                                ==============       ==============

Equity Income
-------------
Units acquired                        303,142              895,833
Units disposed                       (311,454)            (812,368)
                                --------------       --------------
Net increase(decrease)                 (8,312)              83,465
                                ==============       ==============

Growth
------
Units acquired                        132,034              128,274
Units disposed                       (149,025)            (146,921)
                                --------------       --------------
Net increase(decrease)                (16,991)             (18,647)
                                ==============       ==============

High Yield Bond
---------------
Units acquired                        472,876              376,655
Units disposed                       (429,240)            (346,944)
                                --------------       --------------
Net increase(decrease)                 43,636               29,711
                                ==============       ==============

Balanced
--------
Units acquired                        207,613              179,302
Units disposed                       (230,644)            (187,354)
                                --------------       --------------
Net increase(decrease)                (23,031)              (8,052)
                                ==============       ==============

International
-------------
Units acquired                      1,200,983            1,030,612
Units disposed                     (1,261,875)          (1,138,148)
                                --------------       --------------
Net increase(decrease)                (60,892)            (107,536)
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Vanguard, continued:
Diversified
-----------
Units acquired                      1,307,429            1,740,541
Units disposed                     (1,367,663)          (1,847,893)
                                --------------       --------------
Net increase(decrease)                (60,234)            (107,352)
                                ==============       ==============

Small Company Growth
--------------------
Units acquired                        398,735              441,713
Units disposed                       (394,439)            (509,518)
                                --------------       --------------
Net increase(decrease)                  4,296              (67,805)
                                ==============       ==============

Wells Fargo:
Discovery
---------
Units acquired                          1,955                4,488
Units disposed                         (1,222)              (5,297)
                                --------------       --------------
Net increase(decrease)                    733                 (809)
                                ==============       ==============

Opportunity
-----------
Units acquired                             78                   73
Units disposed                            (28)              (4,993)
                                --------------       --------------
Net increase(decrease)                     50               (4,920)
                                ==============       ==============

ProFunds:
Bull
----
Units acquired                        497,267              375,258
Units disposed                       (506,803)            (389,515)
                                --------------       --------------
Net increase(decrease)                 (9,536)             (14,257)
                                ==============       ==============

Europe
------
Units acquired                          9,854                   59
Units disposed                         (9,141)                 (25)
                                --------------       --------------
Net increase(decrease)                    713                   34
                                ==============       ==============

Mid-Cap
-------
Units acquired                              -                   26
Units disposed                              -                 (564)
                                --------------       --------------
Net increase(decrease)                      -                 (538)
                                ==============       ==============

NASDAQ-100
----------
Units acquired                        343,279              254,728
Units disposed                       (334,447)            (254,551)
                                --------------       --------------
Net increase(decrease)                  8,832                  177
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Profunds, continued:
Small-Cap
---------
Units acquired                        219,194              120,987
Units disposed                       (214,176)            (121,787)
                                --------------       --------------
Net increase(decrease)                  5,018                 (800)
                                ==============       ==============

Small-Cap Value
---------------
Units acquired                            308                5,256
Units disposed                              -               (5,623)
                                --------------       --------------
Net increase(decrease)                    308                 (367)
                                ==============       ==============

Classic Dow
-----------
Units acquired                        279,441              233,736
Units disposed                       (273,119)            (235,584)
                                --------------       --------------
Net increase(decrease)                  6,322               (1,848)
                                ==============       ==============

Bear
----
Units acquired                        268,827              212,564
Units disposed                       (250,865)            (216,627)
                                --------------       --------------
Net increase(decrease)                 17,962               (4,063)
                                ==============       ==============

Short NASDAQ
------------
Units acquired                        260,048              338,696
Units disposed                       (260,430)            (356,888)
                                --------------       --------------
Net increase(decrease)                   (382)             (18,192)
                                ==============       ==============

Short Small-Cap
---------------
Units acquired                        815,910              591,020
Units disposed                       (813,747)            (585,634)
                                --------------       --------------
Net increase(decrease)                  2,163                5,386
                                ==============       ==============

Short Dow
---------
Units acquired                        512,429              580,963
Units disposed                       (512,429)            (577,700)
                                --------------       --------------
Net increase(decrease)                      -                3,263
                                ==============       ==============

UltraMid
--------
Units acquired                        117,204              112,364
Units disposed                       (115,758)            (114,949)
                                --------------       --------------
Net increase(decrease)                  1,446               (2,585)
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Profunds, continued:
UltraOTC
--------
Units acquired                          5,485               29,676
Units disposed                         (7,087)             (32,756)
                                --------------       --------------
Net increase(decrease)                 (1,602)              (3,080)
                                ==============       ==============

UltraSmall
----------
Units acquired                         54,608              107,908
Units disposed                        (55,773)            (110,710)
                                --------------       --------------
Net increase(decrease)                 (1,165)              (2,802)
                                ==============       ==============

UltraBull
---------
Units acquired                         16,450              158,076
Units disposed                        (18,128)            (156,398)
                                --------------       --------------
Net increase(decrease)                 (1,678)               1,678
                                ==============       ==============

U.S. Gov. Plus
--------------
Units acquired                        101,964               86,689
Units disposed                        (98,199)             (98,628)
                                --------------       --------------
Net increase(decrease)                  3,765              (11,939)
                                ==============       ==============

Opportunity
-----------
Units acquired                        117,447              299,864
Units disposed                       (113,603)            (299,864)
                                --------------       --------------
Net increase(decrease)                  3,844                    -
                                ==============       ==============

Oil & Gas
---------
Units acquired                          1,183                3,566
Units disposed                           (809)              (5,468)
                                --------------       --------------
Net increase(decrease)                    374               (1,902)
                                ==============       ==============

Precious Metals
---------------
Units acquired                          4,588               26,807
Units disposed                         (8,156)             (26,420)
                                --------------       --------------
Net increase(decrease)                 (3,568)                 387
                                ==============       ==============

Real Estate
-----------
Units acquired                             46                  251
Units disposed                           (235)                 (60)
                                --------------       --------------
Net increase(decrease)                   (189)                 191
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
Profunds, continued:
High Yield
----------
Units acquired                          1,317                  965
Units disposed                              -                 (965)
                                --------------       --------------
Net increase(decrease)                  1,317                    -
                                ==============       ==============

Money Market
------------
Units acquired                    173,147,700          125,584,372
Units disposed                   (174,862,160)        (126,033,909)
                                --------------       --------------
Net increase(decrease)             (1,714,460)            (449,537)
                                ==============       ==============

Pimco:
Commodity
---------
Units acquired                        173,343              277,746
Units disposed                       (177,945)            (263,966)
                                --------------       --------------
Net increase(decrease)                 (4,602)              13,780
                                ==============       ==============

Total Return
------------
Units acquired                      4,280,278            4,458,906
Units disposed                     (4,039,155)          (3,684,813)
                                --------------       --------------
Net increase(decrease)                241,123              774,093
                                ==============       ==============

American Century:
Mid Cap
-------
Units acquired                        110,628              125,978
Units disposed                       (118,192)            (119,043)
                                --------------       --------------
Net increase(decrease)                 (7,564)               6,935
                                ==============       ==============

International
-------------
Units acquired                         93,710               96,187
Units disposed                        (91,743)             (80,033)
                                --------------       --------------
Net increase(decrease)                  1,967               16,154
                                ==============       ==============

Franklin Templeton:
Global Inc.
-----------
Units acquired                        437,837              572,151
Units disposed                       (455,180)            (532,271)
                                --------------       --------------
Net increase(decrease)                (17,343)              39,880
                                ==============       ==============

MFS:
Utilities IC
------------
Units acquired                         56,370               79,691
Units disposed                        (65,891)             (50,880)
                                --------------       --------------
Net increase(decrease)                 (9,521)              28,811
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
MFS, continued:
Research
--------
Units acquired                          7,131              394,362
Units disposed                         (9,113)            (606,055)
                                --------------       --------------
Net increase(decrease)                 (1,982)            (211,693)
                                ==============       ==============

Summit:
Natural Res
-----------
Units acquired                        205,433              160,296
Units disposed                       (199,006)            (147,243)
                                --------------       --------------
Net increase(decrease)                  6,427               13,053
                                ==============       ==============

Zenith
------
Units acquired                          4,550                4,644
Units disposed                         (4,662)              (4,676)
                                --------------       --------------
Net increase(decrease)                   (112)                 (32)
                                ==============       ==============

S&P 500
-------
Units acquired                            426                   48
Units disposed                            (42)              (4,214)
                                --------------       --------------
Net increase(decrease)                    384               (4,166)
                                ==============       ==============

EAFE Intl.
----------
Units acquired                         10,122               10,471
Units disposed                        (10,389)             (10,999)
                                --------------       --------------
Net increase(decrease)                   (267)                (528)
                                ==============       ==============

S&P MidCap
----------
Units acquired                          1,177                1,414
Units disposed                         (1,417)              (1,405)
                                --------------       --------------
Net increase(decrease)                   (240)                   9
                                ==============       ==============

T. Rowe:
Blue Chip
---------
Units acquired                      1,463,585            1,320,662
Units disposed                     (1,387,192)          (1,171,617)
                                --------------       --------------
Net increase(decrease)                 76,393              149,045
                                ==============       ==============

Morgan Stanley:
Emerging Markets
----------------
Units acquired                        665,837              608,436
Units disposed                       (662,563)            (628,692)
                                --------------       --------------
Net increase(decrease)                  3,274              (20,256)
                                ==============       ==============

                                     2012                 2011
                                --------------       --------------
DFA:
Bond
----
Units acquired                        112,812              213,370
Units disposed                        (54,889)             (38,900)
                                --------------       --------------
Net increase(decrease)                 57,923              174,470
                                ==============       ==============

Small
-----
Units acquired                        180,775              276,013
Units disposed                       (225,110)            (132,350)
                                --------------       --------------
Net increase(decrease)                (44,335)             143,663
                                ==============       ==============

Value
-----
Units acquired                        968,277              636,837
Units disposed                       (951,644)            (351,761)
                                --------------       --------------
Net increase(decrease)                 16,633              285,076
                                ==============       ==============

Fixed
-----
Units acquired                      1,033,291            1,088,188
Units disposed                     (1,189,777)            (566,216)
                                --------------       --------------
Net increase(decrease)               (156,486)             521,972
                                ==============       ==============

Large
-----
Units acquired                         68,357              109,029
Units disposed                        (21,973)             (42,539)
                                --------------       --------------
Net increase(decrease)                 46,384               66,490
                                ==============       ==============

Targeted
--------
Units acquired                        146,552              129,714
Units disposed                       (137,910)             (34,812)
                                --------------       --------------
Net increase(decrease)                  8,642               94,902
                                ==============       ==============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory basis financial statements of Ameritas Life Insurance Corp. (the "Company"), a wholly-owned subsidiary of Ameritas Holding Company, which is a wholly-owned subsidiary of Ameritas Mutual Holding Company, which comprise the balance sheets - statutory basis as of December 31, 2012 and 2011, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2012, and the related notes to the statutory basis financial statements.

Management's Responsibility for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures performed depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory basis financial statements, the statutory basis financial statements are prepared by Ameritas Life Insurance Corp. using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory basis financial statements and accounting principles generally accepted in the United States of America are described in Note 20.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Ameritas Life Insurance Corp. as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory basis financial statements.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 28, 2013

                                              AMERITAS LIFE INSURANCE CORP.
                                             Balance Sheets - Statutory Basis
                                               (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
               ADMITTED ASSETS                                                        2012             2011
                                                                                ---------------- ----------------
Bonds                                                                           $     1,692,490  $     1,665,427
Preferred stocks                                                                          8,039           11,481
Common stocks                                                                         1,041,799        1,022,490
Mortgage loans                                                                          569,496          415,493
Real estate:
 Properties occupied by the company                                                      22,684           23,722
 Properties held for the production of income                                            29,962           29,063
 Properties held for sale                                                                   697                -
Cash, cash equivalents, and short-term investments                                       76,332          119,360
Loans on insurance contracts                                                             97,236           94,304
Other investments                                                                       100,495          102,816
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,639,230        3,484,156

Investment income due and accrued                                                        24,300           24,558
Deferred and uncollected premiums                                                        35,531           23,294
Federal income tax recoverable - affiliates                                              10,165           19,340
Net deferred income tax asset                                                            37,498           27,574
Other admitted assets                                                                    29,185           26,663
Separate account assets                                                               4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,997,932  $     7,278,337
                                                                                ================ ================

               LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     2,042,509  $     1,837,390
Deposit-type funds                                                                      210,599          205,982
Reserves for unpaid claims                                                               42,865           40,210
Dividends payable to policyholders                                                        8,471            8,440
Interest maintenance reserve                                                              8,538            4,525
Accrued commissions, expenses and insurance taxes                                        55,813           47,393
Accrued separate account transfers                                                      (63,367)         (64,430)
Asset valuation reserve                                                                  64,266           52,001
Borrowed money                                                                              314                -
Other liabilities                                                                       107,484          124,926
Separate account liabilities                                                          4,222,023        3,672,752
                                                                                ---------------- ----------------
     Total Liabilities                                                                6,699,515        5,929,189
                                                                                ---------------- ----------------

Common stock, par value $0.10 per share; 25,000,000 shares authorized, issued
 and outstanding                                                                          2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                               -            9,895
Unassigned surplus                                                                      838,479          879,315
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,298,417        1,349,148
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,997,932  $     7,278,337
                                                                                ================ ================

           The accompanying notes are an integral part of these statutory basis financial statements.

                                       1

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                           (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
 Premium income                                                                 $     1,494,912  $     1,265,260  $     1,154,797
 Net investment income                                                                  130,625          162,405          127,839
 Commissions and expense allowances on reinsurance ceded                                  8,451            3,136            2,823
 Miscellaneous income                                                                    47,141           41,806           39,454
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,681,129        1,472,607        1,324,913
                                                                                ---------------- ---------------- ----------------

Expenses
 Benefits to policyholders                                                            1,071,445        1,043,317          976,962
 Change in reserves for life, accident and health policies                              196,594           83,696           17,331
 Commissions                                                                             81,718           62,384           53,775
 General insurance expenses                                                             220,957          177,670          142,200
 Taxes, licenses and fees                                                                25,437           20,410           15,198
 Net transfers to separate accounts                                                      79,085           31,233           35,708
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,675,236        1,418,710        1,241,174
                                                                                ---------------- ---------------- ----------------

Gain from Operations before Dividends, Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                        5,893           53,897           83,739

 Dividends to policyholders                                                               8,430            8,321            8,969
                                                                                ---------------- ---------------- ----------------

Gain (Loss) from Operations before Federal Income Tax Expense
 (Benefit) and Net Realized Capital Gains (Losses)                                       (2,537)          45,576           74,770

 Federal income tax expense (benefit)                                                    (4,280)          18,393            1,401
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains (Losses)                           1,743           27,183           73,369

 Net realized capital gains (losses)                                                     (1,715)            (996)           4,581
                                                                                ---------------- ---------------- ----------------
Net Income                                                                                   28           26,187           77,950

Change in special surplus - additional deferred tax asset                                     -              782              298
Unassigned surplus
 Change in net unrealized capital gains, net of taxes                                    17,084           27,432           20,816
 Change in net deferred income taxes                                                     18,223           18,322           (1,769)
 Change in non-admitted assets                                                          (14,498)         (21,562)           6,813
 Change in asset valuation reserve                                                      (12,265)          (2,669)         (22,226)
 Change in liability for reinsurance in unauthorized companies                              (20)               -               (1)
 Change in minimum pension liability                                                     (1,167)          (1,183)               -
 Change in pension liability tax                                                            408                -                -
 Correction of an error (Note 1)                                                         (8,524)          (9,038)               -
 Dividends paid to stockholder                                                          (50,000)         (20,000)               -
                                                                                ---------------- ---------------- ----------------
Net Change in Capital and Surplus                                                       (50,731)          18,271           81,881
Capital and Surplus at the Beginning of the Year                                      1,349,148        1,330,877        1,248,996
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,298,417  $     1,349,148  $     1,330,877
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                 AMERITAS LIFE INSURANCE CORP.
                                          Statements of Cash Flows - Statutory Basis
                                                       (in thousands)


                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2012             2011             2010
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,484,190  $     1,260,871  $     1,158,269
Net investment income received                                                          128,972          165,308          130,261
Miscellaneous income                                                                     55,325           44,878           42,109
Benefits paid to policyholders                                                       (1,061,904)      (1,040,033)        (986,021)
Net transfers to separate accounts                                                      (78,022)         (20,621)         (41,547)
Commissions, expenses and taxes paid                                                   (324,225)        (241,521)        (211,339)
Dividends paid to policyholders                                                          (8,399)          (8,465)          (8,761)
Federal income taxes received (paid)                                                      2,222          (38,273)           9,573
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 198,159          122,144           92,544
                                                                                ---------------- ---------------- ----------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       472,367          393,214          352,659
Cost of investments acquired                                                           (633,388)        (462,054)        (446,616)
Net change in loans on insurance contracts                                               (2,990)           4,069            2,372
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                (164,011)         (64,771)         (91,585)
                                                                                ---------------- ---------------- ----------------

FINANCING AND MISCELLANEOUS ACTIVITIES
Proceeds from borrowings                                                                    314                -                -
Change in deposit-type funds                                                              4,617            7,480            1,093
Dividends to stockholder                                                                (50,000)         (20,000)               -
Other miscellaneous, net                                                                (32,107)          32,670           11,486
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                               (77,176)          20,150           12,579
                                                                                ---------------- ---------------- ----------------

Net Change in Cash, Cash Equivalents and Short-Term Investments                         (43,028)          77,523           13,538

Cash, Cash Equivalents and Short-Term Investments
  - Beginning of Year                                                                   119,360           41,837           28,299
                                                                                ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments
  - End of Year                                                                 $        76,332  $       119,360  $        41,837
                                                                                ================ ================ ================

                     The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements - Statutory Basis
(in thousands)


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of Ameritas Mutual Holding Company ("AMHC"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 19.3% of Paycor, Inc., a payroll processing company, and the remaining 80.7% ownership is with an unaffiliated third party.

Prior to May 3, 2012, AMHC was named UNIFI Mutual Holding Company ("UNIFI"). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary, The Union Central Life Insurance Company ("UCL"), a Nebraska domiciled life insurance subsidiary, Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, BNL Financial Corporation ("BNL Financial"), a holding company (dissolved December 31, 2102), and Brokers National Life Assurance Company ("BNL Assurance") (distributed to the Company as a result of BNL Financial's dissolution December 31, 2012), an Arkansas domiciled life insurance company. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property (liquidated as of October 1, 2012), Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business (liquidated as of January 1, 2012).

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent associated with successful sales and recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent associated with successful sales and recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $5,000 and $7,500 as of December 31, 2012 and 2011, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $822,594 and $816,746 and the value of affiliated mutual funds was $2,191 and $1,953 at December 31, 2012 and 2011, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $926, $3,578 and $2,961 were recorded as realized losses during 2012, 2011 and 2010, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. The Company buys and sells futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $27,485 and $29,998, respectively.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $(4,722), $5,068 and $(1,122) for the years ended December 31, 2012, 2011 and 2010, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $(10,096), $20,635 and $(1,990) for the years ended December 31, 2012, 2011 and
2010, respectively.

The Company purchases and sells call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will receive cash from or pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through March 20, 2013.

In 2012, the Company began purchasing and selling call options ("Index call options") to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. The Company holds call options which expire monthly until November 29, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

In 2012, the Company began purchasing and selling exchange traded call options ("Exchange traded index call options") based on multiple equity indices to hedge equity index annuity contracts. The Company has purchased and written Exchange traded index call options that expire through December 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

In 2012, the Company began purchasing and selling exchange traded put options ("Equity put options") based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has purchased and written Equity put options that expire through September 21, 2013. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2012 and 2011 was $2,557 and $2,565, respectively. The notional amount of the options at December 31, 2012 was $34,543. The notional amount of the Volatility call options at December 31, 2011 was a liability of $(8,323).

The options are carried at their fair value and are reflected in "Other investments" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired options are reflected in "Net investment income" and changes in the fair value of open options are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The expired options of $531 and $38 were recorded in "Net investment income" for the years ended December 31, 2012 and 2011, respectively. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in "Change in net unrealized capital gains" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $(3,135) and $269 for the years ended December 31, 2012 and 2011, respectively.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted.
The amount excluded from unassigned surplus was $35 and $34 at December 31, 2012 and 2011, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $100,797 and $86,299 at December 31, 2012 and 2011, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $13,250 and $12,788, operating software at cost $2,995 and $2,542, and non-operating software at cost of $37,154 and $33,028 are carried at cost less accumulated depreciation at December 31, 2012 and 2011, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $42,985 and $39,235, was $2,498 and $2,137, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis.
EDP equipment and operating software is depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense of $5,874, $7,327 and $7,704 was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2012.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for fixed annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with Actuarial Guideline 43, VA CARVM, reflecting both stochastically generated scenarios and a prescribed standard scenario. The assumptions used in the stochastic scenarios are Prudent Estimate assumptions.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid individual accident and health contracts claims, the present value of amounts not yet due on claim reserve is a first principles-type calculation based on a seriatim listing of open disability claims. Termination rates within the first two years from disability are modified based on Company experience. Termination rates beyond two years are 100% CIDA for policies without lifetime benefits and are less than 100% CIDA for policies with lifetime benefits. All interest discounting assumptions are based on the appropriate NAIC standard. The adequacy of these reserves is demonstrated annually using "Follow-up studies" as defined in the Actuarial Standard of Practice No. 5,
Section 5.14. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a "provision" for litigated claims.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,083,687 or 13.5% and $2,571,087 or 14.2% of the individual life policies in force as of December 31, 2012 and 2011, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $2,065, $1,267 and $983 for 2012, 2011 and 2010, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $0 and $416 at December 31, 2012 and 2011, respectively.

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2012, the Internal Revenue Service ("IRS") completed its field examination of AMHC consolidated federal income tax returns for the years 2007-2009. The Company is in agreement with the IRS field examination report which was forwarded to the Joint Committee on Taxation in late 2012.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 61 - Revised "Life, Deposit-type and Accident and Health Reinsurance" ("SSAP No. 61R")
In December 2012, the NAIC issued SSAP No. 61R to incorporate the definition and accounting treatment for certified reinsurers. The revisions to this statement are effective for the reporting periods beginning on or after December 31, 2012. The adoption of the statement is not expected to have a material impact to the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 103, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SSAP No. 103")
In March 2012, the NAIC issued SSAP No. 103, which supersedes SSAP No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". The statement has an effective date of January 1, 2013 with prospective application. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 102,"Accounting for Pensions, A Replacement of SSAP No. 89" ("SSAP No. 102")
In March 2012, the NAIC issued SSAP No. 102, which replaces SSAP No. 89 for the
accounting and related reporting for pension obligations.   The statement is
effective beginning January 1, 2013. The Company does not expect a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 92, "Accounting for Postretirement Benefits Other Than Pensions, a Replacement of SSAP No. 14" ("SSAP No. 92")
In March 2012, the NAIC issued SSAP No. 92, which supersedes SSAP No. 14 "Postretirement Benefits Other Than Pensions". The statement is effective beginning January 1, 2013. The adoption of this statement will not have a material impact on the Company's financial position or results of operations as these obligations are held by AHC.

Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101")
In November 2011, the NAIC adopted SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement was effective on January 1, 2012. This guidance provides that the deferred tax asset admissibility and the reversal and surplus limitation parameters in the admissibility tests are determined based on the risk-based capital level of the Company as of the current year end. It also requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not some portion or all of the gross deferred tax assets will not be realized. Finally, the guidance sets a more likely than not threshold for the recording of contingent tax liabilities. Additionally, the special surplus for the additional deferred tax asset was released and presented net upon adoption. The adoption of this statement had no impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R")
In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2012 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R")
In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" ("SSAP No. 35R")
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2012, the Company discovered model errors on certain Actuarial Guideline 43 products. This error was corrected related to a prior year as a direct decrease to surplus of $8,524.

During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected related to a prior year as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected related to a prior year as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Effective December 31, 2012, BNL Financial was dissolved and the net assets of BNL Financial were distributed to the Company. The Company received assets of $20,069 and liabilities of $322 and recognized dividend income of $253 as of December 31, 2012. Goodwill in the amount of $15,745 was released to unassigned surplus as a pre-tax unrealized loss with this dissolution. BNL Assurance was distributed in the transaction for the amount of $19,494.

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2012:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $    127,276  $     12,896  $         -   $    140,172
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    144,105        11,694          (47)       155,752
Hybrid securities                                  14,376         2,593            -         16,969
Industrial and miscellaneous (unaffiliated)     1,406,733       138,698       (1,579)     1,543,852
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,692,490  $    165,881  $    (1,626)  $  1,856,745
====================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                  Cost or      Gross        Gross
                                                 Amortized   Unrealized   Unrealized
                                                    Cost       Gains        Losses      Fair Value
----------------------------------------------------------------------------------------------------
U.S. Government                              $     99,010  $     11,830  $         -   $    110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities
  of governments and their political
  subdivisions                                    192,203        15,628            -        207,831
Hybrid securities                                  16,075         1,280         (305)        17,050
Industrial and miscellaneous (unaffiliated)     1,358,325       116,780       (4,006)     1,471,099
----------------------------------------------------------------------------------------------------
Total Bonds                                  $  1,665,613  $    145,518  $    (4,311)  $  1,806,820
====================================================================================================

At December 31, 2011 the amortized cost of bonds was reduced by $186 of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427.

The cost or amortized cost and fair value of bonds at December 31, 2012 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                          Cost or
                                                                                                         Amortized
                                                                                                            Cost       Fair Value
----------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                                $    79,327   $     80,757
Due after one year through five years                                                                      432,762        477,332
Due after five years through ten years                                                                     831,219        924,128
Due after ten years                                                                                        280,749        299,862
Bonds with multiple repayment dates                                                                         68,433         74,666
----------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                            $ 1,692,490   $  1,856,745
==================================================================================================================================

Sales of bond investments in 2012, 2011 and 2010 resulted in proceeds of $96,234, $36,883 and $50,390 respectively, on which the Company realized gross gains of $10,612, $3,695 and $4,605, respectively, and gross losses of $669, $104 and $296, respectively.

Realized capital gains (losses) are as follows:

                                                                                             Years Ended December 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012             2011             2010
----------------------------------------------------------------------------------------------------------------------------------
Bonds:
    Gross realized capital gains on sales                                       $        10,612  $         3,695  $         4,605
    Gross realized capital losses on sales                                                 (669)            (104)            (296)
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains on sales                                                       9,943            3,591            4,309
Other, including impairments and net gain on dispositions
   other than sales                                                                         (51)          (2,969)          (1,298)
----------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                               9,892              622            3,011
Preferred stocks                                                                            388                -            1,012
Common stocks                                                                             3,616            6,097           11,067
Mortgage loans                                                                             (340)               -             (762)
Real estate                                                                               2,189            2,786            4,080
Other investments                                                                          (149)          (3,067)          (2,851)
----------------------------------------------------------------------------------------------------------------------------------
Realized capital gains before federal income taxes
  and transfer to IMR                                                                    15,596            6,438           15,557
Realized capital gains transferred to IMR                                                 9,351            3,449            4,822
Federal income tax expense                                                                7,960            3,985            6,154
----------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $        (1,715) $          (996) $         4,581
==================================================================================================================================

The Company has an agreement with the FHLB of Topeka to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for variable rate short term advances (lines of credit) up to $100,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2012 and 2011 the Company owned $4,573 of FHLB stock. The Company had no outstanding balance related to the lines of credit at December 31, 2012 or 2011.

As of December 31, 2012 and 2011, the Company had issued $100,000 of funding agreements with the FHLB. There is $157,859 and $106,814 of bonds pledged as collateral at December 31, 2012 and 2011, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to enhance investment yields through investment spread strategy. The related reserves are reported in deposit-type funds of $100,032 and $100,025 on the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          -  $          -     $          7  $         -        $           7 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                 6,370           (47)              11            -                6,381          (47)
Industrial and miscellaneous
  (unaffiliated)                              57,057        (1,282)          11,631         (297)              68,688       (1,579)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                   63,427        (1,329)          11,649         (297)              75,076       (1,626)
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks                                 20,467        (1,505)          11,029         (780)              31,496       (2,285)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $     83,894  $     (2,834)    $     22,678  $    (1,077)       $     106,572 $     (3,911)
====================================================================================================================================

                                                                            December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
------------------------------------------------------------------------------------------------------------------------------------
                                           Fair       Unrealized           Fair       Unrealized           Fair       Unrealized
                                           Value        Losses             Value        Losses             Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $          8  $          -     $          -  $         -        $           8 $          -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                    12             -                -            -                   12            -
Hybrid securities                              8,205          (305)               -            -                8,205         (305)
Industrial and miscellaneous
  (unaffiliated)                             117,441        (2,912)          10,846       (1,094)             128,287       (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                  125,666        (3,217)          10,846       (1,094)             136,512       (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                               1,979           (75)               -            -                1,979          (75)
Common Stocks                                 76,703       (10,751)           3,074       (1,281)              79,777      (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   $    204,348  $    (14,043)    $     13,920  $    (2,375)       $     218,268 $    (16,418)
====================================================================================================================================

The unrealized losses related to bonds in 2012 and 2011 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2012 and 2011.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2012 and 2011 are temporary. During 2012, 2011 and 2010, the Company recorded no other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2012 and 2011, bonds totaling $65,876 and $84,558, respectively, (3.7% and 4.7%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2012, 2011 and 2010, the Company recorded realized losses for other-than-temporary impairments on bonds of $568, $3,203 and $1,490, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2012 and 2011, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $1,703 and $3,342 and a fair value of $2,093 and $4,366, respectively. Additionally, as of December 31, 2012 and 2011, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $847 and $1,001 and a fair value of $888 and $1,153, respectively.

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2012 is as follows:

                                                              Amortized Cost           OTTI Recognized in Loss
                                                               Before OTTI          -----------------------------
                                                                                      Interest     Non-interest       Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $              788      $         -  $        429       $          424
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $                -      $         -  $          -       $            -
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                         $          564    $            280        $      284        $          280       $      340
05953YCF6                                    224                  79               145                    79               84
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          788    $            359        $      429        $          359       $      424
====================================================================================================================================

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                                     OTTI Recognized in Loss
                                  Amortized Cost         -----------------------------------------------
                                   Before OTTI                 Interest               Non-interest                  Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $            450           $                -      $               325              $          357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,659           $                -      $               478              $        1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $              -           $                -      $                 -              $            -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows  $          1,746           $                -      $             1,311              $          479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $          450    $            125        $      325        $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $          450    $            125        $      325        $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $          654    $            309        $      345        $          309       $       58
05949CKB1                                  1,005                 872               133                   872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,659    $          1,181        $      478        $        1,181       $    1,074
====================================================================================================================================

                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $        1,746    $            435        $    1,311        $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $        1,746    $            435        $    1,311        $          435       $      479
====================================================================================================================================

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2012 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        6,417    $     6,370    $     (47)     $          551    $      514     $     (37)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
------------------------------------------------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:
                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Region
--------------------------------------------------------------------------------
New England and Mid Atlantic     $   30,911      5.4%     $   16,896      4.1%
South Atlantic                      193,603     34.0          52,898     12.7
North Central                       151,740     26.6         130,847     31.5
South Central                        67,068     11.8          77,986     18.8
Mountain                             59,579     10.5          64,306     15.5
Pacific                              66,595     11.7          72,560     17.4
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

                                   December 31, 2012        December 31, 2011
--------------------------------------------------------------------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
--------------------------------------------------------------------------------
Property Type
--------------------------------------------------------------------------------
Apartment and residential        $  158,376     27.8%     $   20,358      4.9%
Warehouses and industrial           159,466     28.1         152,656     36.7
Retail and shopping center           74,670     13.1          69,029     16.6
Office                              150,000     26.3         147,834     35.6
Other                                26,984      4.7          25,616      6.2
--------------------------------------------------------------------------------
  Total                          $  569,496    100.0%     $  415,493    100.0%
================================================================================

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principle and interest 90 days or more are classified as nonperforming loans.

Debt service coverage ratios for income dependent mortgage loans on commercial real estate are summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
DSCR Distribution
  Below 1.0                                        $      33,489  $      50,966
  1.0 - 1.2                                               73,348         63,021
  1.2 - 1.8                                              216,022        218,911
  Greater than 1.8                                       102,086         73,842
--------------------------------------------------------------------------------
  Total                                            $     424,945  $     406,740
================================================================================

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

                                                            December 31,
--------------------------------------------------------------------------------
                                                      2012           2011
--------------------------------------------------------------------------------
Loan to Value
  Below 60%                                        $      13,785  $       8,753
--------------------------------------------------------------------------------
  Total                                            $      13,785  $       8,753
================================================================================

The key credit quality indicators for residential mortgage loans are based on payment activity as follows:

                                                 December 31, 2012
--------------------------------------------------------------------------------
                                         Residential
                                            First        Second
                                          Mortgages      Trusts       Total
--------------------------------------------------------------------------------
Performing                           $         98,248  $    18,122  $  116,370
Non-performing                                 14,396            -      14,396
--------------------------------------------------------------------------------
Total                                $        112,644  $    18,122  $  130,766
================================================================================

The Company owned no residential mortgage loans at December 31, 2011.

An aging analysis of the loans held by the Company is summarized as follows:

                                                                                              December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Commercial         Residential            Total
------------------------------------------------------------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                           $            2,273  $            2,602  $            4,875
Carry value of loans 90 days or more past due                                          3,760              14,396              18,156
Carry value of current loans                                                         432,697             113,768             546,465
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                     $          438,730  $          130,766  $          569,496
====================================================================================================================================

                                                                  December 31,
                                                                      2011
--------------------------------------------------------------------------------
                                                                   Commercial
--------------------------------------------------------------------------------
Carry value of loans less than 90 days past due                 $       2,353
Carry value of loans 90 days or more past due                               -
Carry value of current loans                                          413,140
--------------------------------------------------------------------------------
Total                                                           $     415,493
================================================================================

At December 31, 2012, the average size of an individual commercial mortgage loan was $1,741. The average size of an individual residential mortgage loan was $206. For commercial mortgage loans, the Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $18,347 and $8,190 at December 31, 2012 and 2011, respectively. As of December 31, 2012, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00% for commercial mortgage loans and 10.50% and 2.63% for residential mortgage loans.

In 2012, the Company issued 24 new commercial loans at the maximum and minimum rates of interest of 7.50% and 4.25% totaling $69,317. The Company also acquired 636 residential mortgage loans totaling $130,766 (see Note 4). Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2012, the Company held 21 residential mortgage loans totaling $10,242 with interest more than 180 days past due. The Company is no longer accruing interest on these loans, so the interest due on these loans is $0. At December 31, 2011, the Company held no mortgages with interest more than 180 days past due. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2012 and 2011, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial mortgage loans are evaluated individually for impairment. At December 31, 2012 and 2011, the Company held two impaired mortgage loans with a total carrying value of $3,797 and $3,801, respectively. There was interest income recognized on these loans of $282 in 2012 and $276 in 2011 subsequent to impairment. The Company impaired one mortgage loan during 2012 and recognized a loss of $340. Subsequent to impairment, the deed in lieu of foreclosure was obtained and the adjusted cost of $2,000 was transferred to real estate. The Company had no impairments for mortgage loans during 2011.

Real estate consists of home office property, commercial and residential property held for the production of income and residential property held for sale. The two single family residential properties classified as held for sale are located in Woodbridge, VA and Arnold, MD and have carry values of $372 and $325, respectively. Accumulated depreciation for real estate was $42,600 and $42,237 as of December 31, 2012 and 2011, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                        Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Income:
  Bonds                                                                $         87,065   $          90,083  $         92,507
  Preferred stocks                                                                  682                 823               902
  Common stocks                                                                  16,855              14,380             2,913
  Mortgage loans                                                                 26,302              25,871            25,201
  Real estate *                                                                  14,106              15,128            16,385
  Loans on insurance contracts                                                    6,148               5,606             5,928
  Short-term investments                                                             98                  46                45
  Derivatives                                                                    (9,566)             20,674            (1,990)
  Other investments                                                              11,764               8,348             6,453
  Amortization of interest maintenance reserve                                    2,065               1,267               983
------------------------------------------------------------------------------------------------------------------------------------
  Gross investment income                                                       155,519             182,226           149,327
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Depreciation                                                                    3,543               3,435             4,417
  Other                                                                          21,351              16,386            17,071
------------------------------------------------------------------------------------------------------------------------------------
  Total investment expenses                                                      24,894              19,821            21,488
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                              $        130,625   $         162,405  $        127,839
====================================================================================================================================

* Includes amounts for the occupancy of company-owned property of $4,929, $5,141 and $5,150 in 2012, 2011, and 2010, respectively.

Fair Value Measurements
Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under SSAP No. 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2012 about the Company's financial assets and liabilities measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Common Stock
    Industrial and Misc                                                $     212,440  $           -  $           -  $     212,440
    Parent, Subsidiaries and Affiliates                                        2,191              -              -          2,191
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    214,631              -              -        214,631
  Derivative assets
    Index Call Options                                                           911          1,560              -          2,471
    Volatility Call Options                                                      279              -              -            279
    Equity Put Options                                                         1,465              -              -          1,465
------------------------------------------------------------------------------------------------------------------------------------
      Total Derivatives                                                        2,655          1,560              -          4,215
Separate account assets                                                    4,221,921              -              -      4,221,921
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   4,439,207  $       1,560  $           -  $   4,440,767
====================================================================================================================================

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                                         Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------------------------------
Assets at fair value
  Bonds
    Industrial and Misc                                                $           -  $         679  $          26  $         705
------------------------------------------------------------------------------------------------------------------------------------
      Total Bonds                                                                  -            679             26            705
  Common Stock
    Industrial and Misc                                                      201,171              -              -        201,171
------------------------------------------------------------------------------------------------------------------------------------
      Total Common Stocks                                                    201,171              -              -        201,171
  Other Investments                                                                -              -            410            410
Separate account assets                                                    3,672,525              -              -      3,672,525
------------------------------------------------------------------------------------------------------------------------------------
Total assets at fair value                                             $   3,873,696  $         679  $         436  $   3,874,811
====================================================================================================================================

The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks, mutual funds, call options and put options. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2012, there were no NAIC 6 bonds carried at fair value. At December 31, 2011, there were two NAIC 6 bonds carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data. These assets also include index call options starting in 2012. The Company used broker quotes for the monthly valuation of index call options. The broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades. As the Company process corroborates the broker quotes to the market, index call options are classified as Level 2.

Level 3 - Financial Assets
At December 31, 2012, the Company did not classify any non-agency mortgage-backed securities carried at fair value due to NAIC 6 rating in Level
3. As December 31, 2011, the Company classified in Level 3 several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data due to lack of observable measurements. The Company did not classify any limited partnerships carried at fair value in Level 3 at December 31, 2012. The Company classified one limited partnership carried at fair value in Level 3 at December 31, 2011. The limited partnership fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the year ended December 31, 2012 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2012     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2012
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $       26   $          -   $        (23)   $         11   $      (14)    $        -    $        -
  Other Investments                 410              -           (175)              -         (235)             -             -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $      436   $          -   $       (198)   $         11   $     (249)    $        -    $        -
====================================================================================================================================

The following table summarizes changes to our financial instruments for the year-end December 31, 2011 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                                          Total gains   Total gains
                             Beginning                                    and (losses)  and (losses)                   Ending
                             balance at     Transfers      Transfer out   included in   included in                  balance at
                              1/1/2011     into Level 3     of Level 3     net income     surplus      Settlements   12/31/2011
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Bonds
    Industrial and Misc      $      274   $         26   $       (274)   $          -   $        -     $        -    $       26
  Other Investments                 879            410           (879)              -            -              -           410
  Mortgages
    Commercial                    3,750              -              -               -            -         (3,750)            -
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                 $    4,903   $        436   $     (1,153)   $          -   $        -     $   (3,750)   $      436
====================================================================================================================================

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. There were no transfers between Level 1 and 2 during 2012 or 2011.

The tables below reflect the fair values and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The fair values are also categorized into the three-level fair value hierarchy as described above.

For the year ended December 31, 2012:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,856,745     $ 1,692,490     $         -     $ 1,557,682     $   299,063     $         -
Preferred Stocks                             8,750           8,039               -           6,593           2,157               -
Common Stocks                              219,205         219,205         214,632           4,573               -               -
Mortgage Loans                             602,132         569,496               -               -         602,132               -
Cash, cash equivalents and
  short-term investments                    76,332          76,332          76,332               -               -               -
Loans on insurance contracts               110,963          97,236               -               -         110,963               -
Other investments                            7,823           7,578           2,655           1,560           3,608               -
Investment income due and accrued           24,300          24,300          24,300               -               -               -
Separate account assets                  4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 7,128,273     $ 6,916,699     $ 4,539,942     $ 1,570,408     $ 1,017,923     $         -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   210,770     $   210,599     $         -     $         -     $   210,770     $         -
Separate account liabilities             4,222,023       4,222,023       4,222,023               -               -               -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 4,432,793     $ 4,432,622     $ 4,222,023     $         -     $   210,770     $         -
====================================================================================================================================

For the year ended December 31, 2011:

                                                         Book                                                              Not
                                                       /Adjusted                                                       Practicable
                                                       Carrying                                                         (Carrying
                                       Fair Value        Value         Level 1         Level 2         Level 3            Value)
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Bonds                                  $ 1,806,820     $ 1,665,427     $         -     $ 1,509,828     $ 296,992     $           -
Preferred Stocks                            12,101          11,481               -           9,997         2,104                 -
Common Stocks                              205,744         205,744         201,171           4,573             -                 -
Mortgage Loans                             436,872         415,493               -               -       436,872                 -
Cash, cash equivalents and short-term
  investments                              119,360         119,360         119,360               -             -                 -
Loans on insurance contracts                98,467          94,304               -               -        98,467                 -
Other investments                            3,851           3,851               -               -         3,851                 -
Investment income due and accrued           24,558          24,558          24,558               -             -                 -
Separate account assets                  3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial assets                 $ 6,380,525     $ 6,212,970     $ 4,017,841     $ 1,524,398     $ 838,286     $           -
====================================================================================================================================

Liabilities:
Deposit-type funds                     $   206,233     $   205,982     $         -     $         -     $ 206,233     $           -
Separate account liabilities             3,672,752       3,672,752       3,672,752               -             -                 -
------------------------------------------------------------------------------------------------------------------------------------
Total financial liabilities            $ 3,878,985     $ 3,878,734     $ 3,672,752     $         -     $ 206,233     $           -
====================================================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds and preferred stocks priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such are assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair value of commercial mortgage loans was estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for commercial mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Commercial mortgage loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. The fair value of residential mortgage loans acquired in 2012 was determined based on a discounted cash flow methodology performed by a third party. The discounted cash flow methodology incorporated historical performance, borrower, collateral and underwriting characteristics and broader macroeconomic factors.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: Exchange traded call and put options are classified as Level 1 since the valuations are based on quoted net asset values in active markets for identical securities. Index call options where the primary inputs to valuations include broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades and as such are assigned to Level 2. The fair value for other investments assigned to Level 3 based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized: (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the deferred tax assets will be realized.

The Company has elected to present prior year amounts in accordance with SSAP No. 101 and current statutory financial statement presentation guidance. The adoption of SSAP No. 101 had no impact on the Company's financial position.

The components of the net deferred tax asset/(liability) as of December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                       $ 100,715  $   7,350  $ 108,065
Statutory valuation allowance adjustments                                                               -          -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                100,715      7,350    108,065
Deferred tax assets non-admitted                                                                   42,073          -     42,073
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                        58,642      7,350     65,992
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (10,564)   (17,930)   (28,494)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                                $  48,078  $ (10,580) $  37,498
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2012 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  22,193  $   3,720  $  25,913
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $  11,585  $       -  $  11,585
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 188,763
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  24,864  $   3,630  $  28,494
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  58,642  $   7,350  $  65,992
------------------------------------------------------------------------------------------------------------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  79,577   $   4,560  $  84,137
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                79,577       4,560     84,137
Deferred tax assets non-admitted                                                                  36,564           -     36,564
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       43,013       4,560     47,573
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (8,493)    (11,506)   (19,999)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  34,520   $  (6,946) $  27,574
====================================================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 101 as of December 31, 2011 is:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  25,261  $       -  $  25,261
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   2,313  $       -  $   2,313
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $ 197,875
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $  15,439  $   4,560  $  19,999
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  43,013  $   4,560  $  47,573
------------------------------------------------------------------------------------------------------------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2011 to December 31, 2012 are as follows:

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                      $  21,138   $   2,790  $  23,928
Statutory valuation allowance adjustments                                                              -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets                                                                21,138       2,790     23,928
Deferred tax assets non-admitted                                                                   5,509           -      5,509
------------------------------------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)                                                       15,629       2,790     18,419
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities                                                                          (2,071)     (6,424)    (8,495)
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                                                               $  13,558   $  (3,634) $   9,924
====================================================================================================================================

                                                                                                Ordinary   Capital    Total
------------------------------------------------------------------------------------------------------------------------------------
Admission calculation components
SSAP No. 101
Federal income taxes paid in prior years recoverable
  through loss carrybacks                                                                       $  (3,068) $   3,720  $     652
Adjusted gross deferred tax assets expected to be realized
  (excluding the amount of deferred tax assets from above)
  After application of the threshold limitation                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets expected to be
      realized following the balance sheet date                                                 $   9,272  $       -  $   9,272
    Adjusted gross deferred tax assets allowed per
      limitation threshold                                                                            xxx        xxx  $  (9,112)
Adjusted gross deferred tax assets offset by gross
  deferred tax liabilities                                                                      $   9,425  $    (930) $   8,495
Deferred tax assets admitted as the result of application
  of SSAP No. 101                                                                               $  15,629  $   2,790  $  18,419
------------------------------------------------------------------------------------------------------------------------------------

The Company used the following amounts in determining the DTA admissibility:

                                                                                                             2012         2011
------------------------------------------------------------------------------------------------------------------------------------
Ratio percentage used to determine recovery period and
  threshold limitation above [Ex DTA ACL RBC ratio]                                                           987%           1,002%
Amount of adjusted capital and surplus used to determine
  recovery period and threshold limitation above                                                       $ 1,258,420     $ 1,319,168
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                  20%
------------------------------------------------------------------------------------------------------------------------------------

The impact of tax planning strategies is as follows:

                                                                                         December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                   0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                        0%                 0%                   0%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Change
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ordinary           Capital              Total
                                                                           Percent            Percent             Percent
------------------------------------------------------------------------------------------------------------------------------------
Adjusted gross DTAs (% of total adjusted gross DTAs)                          0%                 0%                  0%
Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                       20%                 0%                 20%
------------------------------------------------------------------------------------------------------------------------------------

The Company's tax-planning strategies did not include the use of reinsurance related tax planning strategies.

The provision for incurred federal income taxes on earnings are:

                                                                                              Years ended December 31,
                                                                                ----------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Federal income (loss)                                                           $     (3,926)       $     19,605        $    17,419
Foreign                                                                                    -                   -                  -
------------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                              (3,926)             19,605             17,419
Federal income tax on net capital gains                                               11,232               5,192              7,842
Other                                                                                   (354)             (1,212)           (16,018)
------------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax incurred                                         $      6,952        $     23,585        $     9,243
====================================================================================================================================

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
  Ordinary
    Discounting of unpaid losses                           $         150  $         172  $         177  $        (22)  $         (5)
    Unearned premium reserve                                         439            385            433            54            (48)
    Policyholder reserves                                         25,989         14,564          9,409        11,425          5,155
    Deferred acquisition costs                                    21,384         18,535         17,348         2,849          1,187
    Policyholder dividends accrual                                 2,964          2,953          3,002            11            (49)
    Fixed assets                                                      63             56             48             7              8
    Compensation and benefits accrual                             20,418         18,248          7,958         2,170         10,290
    Receivables - nonadmitted                                     20,554         17,406         16,616         3,148            790
    Net operating loss carry-forward                                  45              -              -            45              -
    Other (including items <5% of total
      ordinary tax assets)                                         8,709          7,258          5,907         1,451          1,351
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                   100,715         79,577         60,898        21,138         18,679
    Non-admitted deferred tax assets                              42,073         36,564         18,044         5,509         18,520
------------------------------------------------------------------------------------------------------------------------------------
    Admitted ordinary deferred tax assets                  $      58,642  $      43,013  $      42,854  $     15,629   $        159
====================================================================================================================================

                                                                                December 31,
------------------------------------------------------------------------------------------------------   Change         Change
                                                                    2012           2011           2010  from 2011      from 2010
------------------------------------------------------------------------------------------------------------------------------------
  Capital
    Investments                                            $       4,507  $       1,609  $       1,897  $      2,898   $       (288)
    Real Estate                                                    2,256          2,239          2,006            17            233
    Other (including items <5% of total
      ordinary tax assets)                                           587            712            663          (125)            49
------------------------------------------------------------------------------------------------------------------------------------
    Admitted capital deferred tax assets                           7,350          4,560          4,566         2,790             (6)
------------------------------------------------------------------------------------------------------------------------------------
    Admitted deferred tax assets                           $      65,992  $      47,573  $      47,420  $     18,419   $        153
====================================================================================================================================

Deferred tax liabilities:
  Ordinary
    Investments                                            $       1,409  $       1,498  $       1,407  $        (89)  $         91
    Fixed assets                                                   5,022          4,598          4,583           424             15
    Policyholder reserves                                            111            148             81           (37)            67
    Unearned commissions                                           3,749          1,977            233         1,772          1,744
    Other (including items <5% of total
      ordinary tax liabilities)                                      273            272            256             1             16
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      10,564  $       8,493  $       6,560  $      2,071   $      1,933
====================================================================================================================================

  Capital
    Investments                                            $      17,598  $      11,089  $      16,968  $      6,509   $     (5,879)
    Real estate                                                      332            417            475           (85)           (58)
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                             $      17,930  $      11,506  $      17,443  $      6,424   $     (5,937)
====================================================================================================================================

  Deferred tax liabilities                                 $      28,494  $      19,999  $      24,003  $      8,495   $     (4,004)
------------------------------------------------------------------------------------------------------------------------------------
  Net deferred tax assets                                  $      37,498  $      27,574  $      23,417  $      9,924   $      4,157
====================================================================================================================================

The change in the net admitted deferred tax asset was $5,280, $4,157 and $(1,091) for the years ended December 31, 2012, 2011 and 2010, respectively.
The change in non-admitted deferred tax assets of $5,509, $18,520 and $(6,466) was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                                   2012                2011                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $ 108,065           $  84,137           $  23,928
Total deferred tax liabilities                                                     28,494              19,999               8,495
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  79,571           $  64,138              15,433
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     3,243
Adjust due to BNL Financial dissolution                                                                                       (45)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                        $ 18,631
====================================================================================================================================

                                                                                   2011                2010                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  84,137           $  65,464           $  18,673
Total deferred tax liabilities                                                     19,999              24,003              (4,004)
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  64,138           $  41,461              22,677
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                    (4,355)
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  18,322
====================================================================================================================================

                                                                                   2010                2009                Change
------------------------------------------------------------------------------------------------------------------------------------
Total gross deferred tax assets                                                 $  65,464           $  66,750           $  (1,286)
Total deferred tax liabilities                                                     24,003              17,732               6,271
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax asset/(liability)                                              $  41,461           $  49,018              (7,557)
=============================================================================================================
Tax effect of unrealized gains/(losses)                                                                                     5,788
------------------------------------------------------------------------------------------------------------------------------------
Change in net deferred income tax                                                                                       $  (1,769)
====================================================================================================================================

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2012, 2011 and 2010 were as follows:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from operations before income taxes                             $  (2,537)          $  45,576           $  74,768
Net realized capital gains before income taxes                                     15,596               6,438              15,557
Prior year reserve errors                                                          (8,524)             (7,985)                  -
Prior year IBNR error                                                                   -              (1,053)                  -
Change in pension liability                                                        (1,167)             (1,183)                  -
Change in unauthorized reinsurance                                                    (20)                  -                  (1)
------------------------------------------------------------------------------------------------------------------------------------
Total pre-tax statutory income                                                      3,348              41,793              90,324
Change in non-admitted assets                                                      (8,991)             (2,258)                645
IMR amortization                                                                   (2,065)             (1,267)               (983)
Tax-exempt income                                                                  (9,818)            (10,988)             (9,897)
Investment in subsidiary held for sale                                             (2,888)                  -                   -
Dividend from affiliate                                                           (12,176)            (10,611)                  -
IRS examination                                                                     1,111                   -                   -
Non-deductible expense                                                              2,310               1,598               1,041
Other                                                                                 (38)                  -                (611)
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (29,207)             18,267              80,519
Statutory tax rate                                                                   0.35                0.35                0.35
------------------------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                      (10,222)              6,393              28,182
Change in federal income tax reserve                                                 (416)                 12             (15,907)
Tax credits                                                                        (1,041)             (1,142)             (1,263)
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

Federal and foreign income tax incurred                                         $   6,952           $  23,585           $   9,243
Change in deferred income tax                                                     (18,631)            (18,322)              1,769
------------------------------------------------------------------------------------------------------------------------------------
Total statutory income taxes                                                    $ (11,679)          $   5,263           $  11,012
====================================================================================================================================

At December 31, 2012, the Company has a net operating loss carryover, as a result of BNL Financial Corporation dissolution, of $128 that will expire in 2026.

The following is income tax incurred that is available for recoupment in the event of future net losses:

Tax Year:                        Ordinary           Capital            Total
--------------------------------------------------------------------------------
2010                             $  18,699          $   7,215          $  25,914
2011                             $       -          $       -          $       -
2012                             $       -          $       -          $       -
--------------------------------------------------------------------------------

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company                    PRB Administrators, Inc.
Summit Investment Advisors                  Union Central Mortgage Funding, Inc.
Ameritas Mortgage Funding, Inc.             Acacia Federal Savings Bank
Ameritas Life Insurance Corp.               Acacia Service Corporation
Acacia Life Insurance Company               Acacia Realty Corporation
Ameritas Investment Corp.                   Calvert Investments, Inc.
BNL Financial Corporation                   Calvert Investment Management, Inc.
Ameritas Life Insurance Corp. of New York   Calvert Investment Administrative Service, Inc.
The Union Central Life Insurance Company    Calvert Investment Distributors, Inc.
PRBA, Inc.                                  Calvert Investment Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company has no tax loss contingencies for which it is reasonably possible that the liability will significantly increase within the twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In June of 2012, a definitive agreement was reached to sell 100 percent of the stock of Acacia Federal Savings Bank ("AFSB"), a subsidiary owned by the Company and Acacia Life, to Customers Bancorp Inc. Subject to receiving regulatory approval, the transaction is targeted to be closed in early 2013. At December 31, 2012, the Company valued AFSB at its fair value minus estimated selling costs and recognized a pre-tax unrealized loss of $3,400 and a pre-tax realized loss of $7,080 on the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

On December 31, 2012, in conjunction with the anticipated sale of AFSB, the Company purchased residential mortgage loans of $130,766 and real estate of $1,330 from AFSB, which represented the fair value of the loans and real estate. Additionally on this date, the Company made a capital contribution of $1,067 to AFSB. On April 30, 2012, the Company received a common stock cash dividend of $1,479 from AFSB.

The Company received a common stock cash dividend of $10,000 from Acacia Life on December 17, 2012.

Effective December 31, 2012, BNL Financial was dissolved and the net assets were distributed to the Company as dividend income in the amount of $253. See Note 2 for further details.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

On November 30, 2012, the Company made an $800 capital contribution to AIC.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2012, 2011 and 2010, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 5, 2012, the Company redeemed 100,000 shares at $2,500. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $125 on March 14, 2012, $125 on June 5, 2012, $111 on September 4, 2012 and $83
on December 13, 2012.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,174,068 and $1,057,580 as of December 31, 2012 and 2011, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. ("AIC"). Policies placed by this affiliate generated commission and general insurance expense of $19,625, $15,449 and $14,253 for the years ended December 31, 2012, 2011 and 2010, respectively.

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

Effective April 1, 2002, Ameritas Variable Life Insurance Company (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. No balance of goodwill remains at December 31, 2012. Amortization of goodwill was $270, $1,079 and $1,079 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2012 and 2011, which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.


                                                      2012            2011
--------------------------------------------------------------------------------
Ameritas Holding Company                           $(4,196)        $(3,298)
The Union Central Life Insurance Company             1,516           6,431
Ameritas Life Insurance Corp. of New York            2,140           2,089
Ameritas Investment Corp.                              649             129
Summit Investment Advisors, Inc.                       340             201
Acacia Life Insurance Company                        8,963           1,961
Acacia Federal Savings Bank                            437              71
Calvert Investments, Inc.                              168             180
Brokers National Life Assurance Company                209               -
--------------------------------------------------------------------------------
Total                                              $10,226         $ 7,764
================================================================================

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2012 and 2011, reducing the respective ceded allowance to $22 and $21 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $284 and $306 of additional reserves as of December 31, 2012 and 2011, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $82,403, $102,756 and $27,712 for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,903, $3,705 and $3,546 of which $3,738, $3,563 and $3,460 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2012, 2011 and 2010, respectively.

Beginning in 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $2,618 and $3,429 for the years ended December 31, 2012 and 2011, respectively.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY

From the BNL Financial dissolution (see Note 2), the Company has bonds of $314 that were issued in conjunction with a settlement with certain shareholders of BNL Financial in 2001. The bonds are for a term of twelve years, effective December 13, 2002, with principal payable at maturity and bear interest at the rate of 6% per annum payable annually from the previous fiscal year's earnings. The bonds are fully callable and redeemable at par at any time. BNL Financial called these bonds in January 2012 at which time accruing for interest ceased. The Company continues efforts to actively locate bond owners to redeem their certificates.

The Company has a $15,000 unsecured line of credit available at December 31, 2012. No balance was outstanding at any time during 2012 and 2011. The line of credit expires May 31, 2013.

NOTE 7 - EMPLOYEE BENEFITS

The Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2012 and 2011, and is a non-admitted asset.

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,373, $7,904 and $3,957 in 2012, 2011 and 2010, respectively, for its participation in the Pension Plan.

The Company also participates in the postretirement benefit plans sponsored by AHC. The expense for the postretirement benefit plan was paid entirely by AHC.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan.

The measurement date for the Company's pension benefits was December 31 for 2012, 2011 and 2010. A summary of the assets, obligations and assumptions are as follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Change in projected benefit obligation:
    Projected benefit obligation at beginning of year                           $     14,223        $     12,747       $     13,700
    Service cost                                                                         181                 129                112
    Interest cost                                                                        651                 702                755
    Actuarial loss                                                                     1,496               1,730                237
    Benefits paid                                                                     (1,085)             (1,085)            (1,179)
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Projected benefit obligation at end of year                                 $     15,466        $     14,223       $     12,747
====================================================================================================================================

  Funded status:
    Unrecognized net loss                                                       $      4,966        $      3,698       $      2,094
    Accrued liabilities                                                         $    (10,500)       $    (10,525)      $    (10,653)

  Accumulated benefit obligation for vested employees                           $     12,850        $     11,708       $     10,759

  Components of net periodic benefit cost:
    Service cost                                                                $        181        $        129       $        112
    Interest cost                                                                        651                 702                755
    Amount of recognized losses                                                          228                 126                107
    Settlements                                                                            -                   -               (878)
------------------------------------------------------------------------------------------------------------------------------------
    Total net periodic benefit cost                                             $      1,060        $        957       $         96
====================================================================================================================================

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Weighted average
assumptions:
  Discount rate for benefit obligation                                             3.74%               4.76%               5.75%
  Discount rate for net periodic benefit cost                                      4.76%               5.75%               6.00%
  Expected compensation increase or benefit obligation                             5.00%               5.00%               5.00%
  Expected compensation increase for net periodic benefit cost                     5.00%               5.00%               5.00%
  Expected return on plan assets                                                    N/A                 N/A                 N/A
------------------------------------------------------------------------------------------------------------------------------------

Information for pension benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                Pension Benefits
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                    $     15,466        $     14,223       $     12,747
Accumulated benefit obligation                                                  $     12,850        $     11,708       $     10,759
------------------------------------------------------------------------------------------------------------------------------------

Future expected pension benefit payments are as follows:

  Year                                                             Amount
--------------------------------------------------------------------------------
  2013                                                             $ 1,085
  2014                                                               1,085
  2015                                                               1,077
  2016                                                               1,065
  2017                                                               1,045
2018-2022                                                            7,107
--------------------------------------------------------------------------------

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2012 and 2011 was $2,350 and $1,183, respectively, which reduced surplus.

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents.
In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,990, $8,479 and $5,227 in 2012, 2011 and 2010, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $431,256 and $378,742 at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, $107,736 and $99,206 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC ("One Company Employment"). The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $129,592 in dividends in 2013, without prior approval. The Company paid ordinary dividends of $50,000, $20,000 and $0 to AHC, its' parent, in 2012, 2011 and 2010, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains, net of taxes                                          $ 146,563           $ 129,479           $ 101,259
Non-admitted assets                                                              (100,797)            (86,299)            (65,519)
Asset valuation reserve                                                           (64,266)            (52,001)            (49,332)
Liability for reinsurance in unauthorized companies                                   (21)                 (1)                 (1)
------------------------------------------------------------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES

At December 31, 2012 and 2011, respectively, the Company had outstanding agreements to fund equity-type limited partnerships of $38,790 and $25,671, respectively, and mortgage loan and real estate commitments of $7,625 and $27,365, respectively, in 2013 and 2012, respectively. In addition at December 31, 2012 and 2011, respectively, the Company has committed to invest $1 and $8 in 2013 and 2012 in low income housing tax credit property investments. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block. The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a contingent liability of $0 and $82 at December 31, 2012 and 2011, respectively, related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

Guarantee Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in "Other Liabilities" of $945 and $1,016 as of December 31, 2012 and 2011, respectively, and estimated recoveries from premium taxes of $854 and $930 included in "Other admitted assets" in the Balance Sheets - Statutory Basis as of December 31, 2012 and 2011, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2012 and 2011.

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including
  administrative fees) in excess of actual expenses                             $   1,725           $   2,013           $   2,682
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $   1,725           $   2,013           $   2,682
====================================================================================================================================

Total claim payment volume                                                      $ 138,416           $ 113,784           $ 104,684
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                   2012                2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                   $ 16,919            $ 17,064            $ 17,064
Other income or expenses (including interest paid
  to or received from plans)                                                          12                  11                   7
Gross expenses incurred (claims and administrative)                               16,370              16,070              14,453
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                        $    561            $  1,005            $  2,618
====================================================================================================================================

NOTE 11 - LEASES

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2012, 2011 and 2010 for operating leases was $2,862, $3,426 and $2,567, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2012:

--------------------------------------------------------------------------------
2013                                                              $     2,042
2014                                                                    2,057
2015                                                                    1,805
2016                                                                    1,539
2017 and thereafter                                                     4,326
--------------------------------------------------------------------------------
                                                                  $    11,769
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS

Troubled Debt Restructuring
At December 31, 2012, the Company had one mortgage loan with restructured terms of $2,273 and interest income of $0. The Company had no long-term holdings with restructured terms in 2011. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,253 and $7,235 at December 31, 2012 and 2011, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $7,335 and $6,362 at December 31, 2012 and 2011, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - SUBSEQUENT EVENT

The Company has evaluated events subsequent to December 31, 2012 and through March 28, 2013, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2012, 2011 and 2010 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

Following is a summary of the transactions through reinsurance operations:

                                                                                                 Years Ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Premium Income:
     Assumed (related party $3, $177 and $242 in 2012, 2011 and 2010)           $      65,393      $      56,518      $      56,915
     Ceded (related party $2,304, $2,362 and $1,833 in 2012, 2011 and 2010)            31,956             27,075             27,535
Benefits To Policyholders:
     Assumed                                                                           62,947             54,129             56,353
     Ceded (related party $2,167, $2,096 and $2,093 in 2012, 2011 and 2010)            25,498             28,271             27,075
Reserves for life, accident and health policies:
     Assumed (related party $95, $52 and $43 in 2012, 2011 and 2010)                      376                334                364
     Ceded (related party $1,098, $1,098 and $1,096 in 2012, 2011 and 2010)            80,152             70,799             68,733
------------------------------------------------------------------------------------------------------------------------------------

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:


                                           2012            2011            2010
--------------------------------------------------------------------------------
Balance at January 1                   $ 33,719        $ 31,487        $ 37,643
Less reinsurance reserves                (8,695)         (8,437)         (9,495)
--------------------------------------------------------------------------------
Net balance at January 1                 25,024          23,050          28,148
--------------------------------------------------------------------------------

Incurred related to:
  Current Year                          402,506         391,153         388,356
  Prior Year                               (160)         (2,121)         (4,400)
--------------------------------------------------------------------------------
    Total incurred                      402,346         389,032         383,956
--------------------------------------------------------------------------------

Paid related to:
  Current Year                          377,900         366,129         365,306
  Prior Year                             24,864          20,929          23,748
--------------------------------------------------------------------------------
    Total paid                          402,764         387,058         389,054
--------------------------------------------------------------------------------

Net balance at December 31               24,606          25,024          23,050
Plus reinsurance reserves                 8,677           8,695           8,437
--------------------------------------------------------------------------------
Total reserve for unpaid claims        $ 33,283        $ 33,719        $ 31,487
================================================================================


As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $160, $2,121 and $4,400 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid assumed reinsurance claims of $62,795, $53,856 and $57,223 and incurred assumed reinsurance claims of $62,777, $54,114 and $56,128 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company paid ceded reinsurance claims of $432, $150 and $429, and incurred ceded reinsurance claims of $433, $104 and $405 for the years ended December 31, 2012, 2011 and 2010, respectively.

Anticipated salvage and subrogation are not included in the Company's determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2012 and 2011, respectively, the Company had $3,366,742 and $2,278,559 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $18,615 and $16,551 at December 31, 2012 and 2011, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                    2012
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   803,540      $         -      $         -      $   803,540            16.0%
  At book value less current
    surrender charge of 5% or more                  101,482                -                -          101,482             2.0%
  At fair value                                           -                -        3,589,213        3,589,213            71.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              905,022                -        3,589,213        4,494,235            89.4%
  At book value without adjustment
    (minimal or no charge)                          323,325                -                -          323,325             6.4%
Not subject to discretionary withdrawal             208,888                -              272          209,160             4.2%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,437,235                -        3,589,485        5,026,720           100.0%
Reinsurance ceded                                       192                -                -              192
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,437,043      $         -      $ 3,589,485      $ 5,026,528
==============================================================================================================

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

                                                                                    2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Separate         Separate
                                                                  Account          Account
                                                   General          with             Non-                              % of
                                                   Account       Guarantees       guaranteed          Total            Total
------------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                    $   779,283     $          -      $         -      $   779,283            17.8%
  At book value less current surrender
    charge of 5% or more                             27,943                -                -           27,943             0.6%
  At fair value                                           -                -        3,081,046        3,081,046            70.4%
------------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value              807,226                -        3,081,046        3,888,272            88.8%
  At book value without adjustment
    (minimal or no charge)                          311,277                -                -          311,277             7.1%
Not subject to discretionary withdrawal             179,070                -              233          179,303             4.1%
------------------------------------------------------------------------------------------------------------------------------------
Total gross                                       1,297,573                -        3,081,279        4,378,852           100.0%
Reinsurance ceded                                       246                -                -              246
--------------------------------------------------------------------------------------------------------------
Total annuity reserves and deposit-type funds   $ 1,297,327  $             -      $ 3,081,279      $ 4,378,606
==============================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                                  2012                2011
------------------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                                      $ 1,217,339         $ 1,081,687
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                      9,105               9,658
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                               210,599             205,982
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 1,437,043           1,297,327
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                                3,589,485           3,081,279
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                          $ 5,026,528         $ 4,378,606
====================================================================================================================================

NOTE 18 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                  2012                     2011
--------------------------------------------------------------------------------
                                      Net of                    Net of
        Type                Gross     Loading      Gross        Loading
--------------------------------------------------------------------------------
Ordinary new business     $  5,366    $  3,750      $  2,960    $  1,143
Ordinary renewal             4,096       3,970         1,032         701
--------------------------------------------------------------------------------
Total                     $  9,462    $  7,720      $  3,992    $  1,844
================================================================================


Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

NOTE 19 - SEPARATE ACCOUNTS

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2012, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2012 and 2011 the Company's Separate Account Statement included legally insulated assets of $4,222,023 and $3,672,752, respectively. The assets legally insulated from the general account as of December 31, 2012 are attributed to the following products/transactions:

                                                                                                                   Separate
                                                                                  Legally                       Account Assets
                                                                                 Insulated                       (Not Legally
                    Product/ Transaction                                           Assets                          Insulated)
------------------------------------------------------------------------------------------------------------------------------------
Variable Universal Life, Variable Annuity and Group Annuity                    $  4,222,023                     $           -
------------------------------------------------------------------------------------------------------------------------------------

The Company does not engage in securities lending transactions within the separate account.

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31:
    Premiums, considerations or deposits                                        $   585,052         $   539,525          $  496,774
------------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    For accounts with assets at:
    Fair Value                                                                  $ 4,150,640         $ 3,603,150
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
    At fair value                                                               $ 4,150,368         $ 3,602,917
    Not subject to discretionary withdrawal                                             272                 233
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the
  Balance Sheets - Statutory Basis                                              $ 4,150,640         $ 3,603,150
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

                                                                                      2012              2011                2010
------------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and
  Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $ 585,052          $ 539,525          $ 496,774
    Transfers from the separate accounts                                         (505,968)          (508,295)          (461,064)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                             79,084             31,230             35,710
Reconciling adjustments:
    Other                                                                               1                  3                 (2)
------------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of
  Operations and Changes in Capital and Surplus -Statutory
  Basis of the Company                                                          $  79,085          $  31,233          $  35,708
====================================================================================================================================

NOTE 20 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

On January 1, 2012, the Company adopted new GAAP accounting guidance for deferred acquisition costs, which was retrospectively applied. Prior year amounts in the table below have been restated as required upon retrospective adoption of this new accounting guidance.

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $       28         $   26,187         $   77,950
Insurance reserves                                                                 (10,003)           (25,160)            (6,328)
Deferred policy acquisition costs                                                   44,501              6,025             10,277
Deferred income taxes and other tax reclassifications                                 (516)            20,440             (3,256)
Statutory investment reserves                                                        4,013                975              2,151
Goodwill amortization                                                                  270              1,079              1,079
Income related to investments                                                      (17,062)           (13,881)              (131)
Earnings of subsidiaries                                                            90,543             48,384             81,697
Other                                                                                4,164              4,067                440
------------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $  115,938         $   68,116         $  163,879
====================================================================================================================================


                                                                                  2012               2011               2010
------------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $1,298,417         $1,349,148         $1,330,877
Insurance reserves                                                                (118,928)          (109,832)           (91,449)
Deferred policy acquisition costs                                                  244,680            199,646            190,168
Deferred income taxes                                                             (120,384)           (92,035)           (84,079)
Valuation of investments                                                           151,287            123,016             92,245
Statutory investment reserves                                                       72,804             56,526             52,883
Goodwill                                                                            13,383             13,113              4,063
Subsidiary equity                                                                  857,708            718,726            646,323
Statutory non-admitted assets                                                      100,797             86,299             65,519
Pension benefit obligations                                                              -              3,846              2,253
Other                                                                               (2,010)            (6,361)            (4,348)
------------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $2,497,754         $2,342,092         $2,204,455
====================================================================================================================================

                                       49

                                     PART C
                                     ------
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits

     a)  Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
        Report of Deloitte & Touche LLP, independent registered public accounting firm.
        Statements of Net Assets as of December 31, 2012.
        Statements of Operations for the period ended December 31, 2012. Statements of Changes in Net Assets for the periods ended December 31, 2012 and 2011.
        Notes to Financial Statements for the periods ended December 31, 2012 and 2011.

     Ameritas Life Insurance Corp.:
        Report of Deloitte & Touche LLP, independent auditors.
        Balance Sheets - Statutory Basis as of December 31, 2012 and 2011. Summary of Operations and Changes in Capital and Surplus - Statutory Basis for each of the three years in the period ended December 31, 2012. Statements of Cash Flows - Statutory Basis for each of the three years in the period ended December 31, 2012.
        Notes to Financial Statements - Statutory Basis for the years ended December 31, 2012, 2011 and 2010.

     All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Basis Financial Statements and therefore have been omitted.

     There are no financial statements included in Parts A or C.

     b)    Exhibits

     Exhibit
     Number         Description of Exhibit
     ------         ----------------------
     (1)            Resolution of Board of Directors of Ameritas Life
                    Insurance Corp. Establishing Ameritas Life Insurance
                    Corp. Separate Account LLVA. (1)
     (2)            Custody Agreements.  Not applicable.
     (3)  (a)       Principal Underwriting Agreement. (2)
     (3)  (b)       Form of Selling Agreement. (3)
     (4)            Form of Variable Annuity Contract and Rider. (4,5)
     (5)            Form of Application for Variable Annuity Contract. (6)
     (6)  (a)       Certificate of Incorporation of Ameritas Life Insurance
                    Corp. (1)
     (6)  (b)       Bylaws of Ameritas Life Insurance Corp. (7)
     (7)            Reinsurance Agreements. Not Applicable.
     (8)            Participation Agreements:
                    (a)       American Century Investments. (8)
                    (b)       The Calvert Funds. (9)
                    (c)       DFA Investment Dimensions Group Inc. (10)
                    (d)       DWS Variable Series I and II. (11)
                    (e)       Fidelity Variable Insurance Products Funds. (11)
                    (f)       Franklin Templeton Variable Insurance Products
                              Trust. (12)
                    (g)       Invesco Variable Insurance Funds. (12)
                    (h)       MFS Variable Insurance Trust. (13)
                    (i)       Neuberger Berman Advisers Management Trust. (1)
                    (j)       PIMCO Variable Insurance Trust. (11)
                    (k)       Rydex Variable Trust. (14)
                    (l)       T. Rowe Price Equity Series, Inc. (8)
                    (m)       Third Avenue Variable Series Trust. (12)
                    (n)       The Universal Institutional Funds, Inc. (13)
                    (o)       Vanguard Variable Insurance Funds.  (14)
                    General Administrative Services Agreement. (15)
                    Service Agreement. (16)
                    Amended and Restated Asset Allocation Investment Advisory
                    Agreement. (16)
     (9)            Opinion and Consent of Counsel.  Exhibit 9, filed herein.
     (10)           Consents of Independent Auditors and Independent
                    Registered Public Accounting Firm. Exhibit 10, filed herein.
     (11)           Omitted Financial Statements. Not applicable.
     (12)           Initial Capital Agreements. Not applicable.
     (13)           Powers of Attorney. (17)

Footnotes:
----------
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996, EX-99.B1, EX-99.B6A, EX-99.B8A.
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendments Nos. 9 and 12 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009 and April 23, 2010, respectively, EX-99.C.
3. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Post-Effective Amendment No. 1 to Registration Statement No. 333-151913 submitted to the SEC on April 9, 2009, EX.99.C.
4. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on December 3, 2004, EX-4.
5. Incorporated by reference to the Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 for Registration No. 333-182091, filed on
         June 13, 2012, EX-4.
6. Incorporated by reference to the initial amended registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005, EX-99.E.
7. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999 EX-99.(6)(B).

8. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Variable Separate Account V (File No. 333-151913) on June 25, 2008, EX-99.H.2 and .5.
9. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 submitted to the SEC for Ameritas Variable Separate Account VA-2 (File No. 333-142483) on April 18, 2011, EX-8a.
10. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post Effective Amendment No. 10 to Registration Statement No. 333-120972, filed April 18, 2011, EX-99.H.
11. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on November 12, 2008, EX, EX-99.H.2-.4.
12. Incorporated by reference to the initial Registration Statement on Form N-6 submitted to the SEC for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-151912) on June 25, 2008, EX-99.H.2, .4,
         .5, and .6.
13. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 6, 1996, EX-99A8C, EX-99.A8D.
14. Incorporated by reference to Pre-Effective Amendment No. 1 to Ameritas Life Insurance Corp. Separate Account LLVL, File No.333-76359, filed on June 11, 1999, EX-99.1.(8)(C).
15. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration No. 333-142483, filed on July 23, 2008, EX-99.H.C.
16. Incorporated by reference to Ameritas Variable Life Insurance Company Separate Account V Form N-6 Post Effective Amendment No. 3 to Registration Statement No. 333-151913, filed February 25, 2011, EX-99I.(1) and 99.I(2).
17. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4/A Pre-Effective Amendment No. 1 to Registration Statement No. 333-182091, filed August 27, 2012, EX-99.16.

Item 25.   Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           James R. Krieger                 Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           William W. Lester                Executive Vice President & Corporate Treasurer
           Timmy L. Stonehocker             Executive Vice President
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           J. Thomas Burkhard               Senior Vice President, Chief Distribution Officer, Individual
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Karen M. Gustin                  Senior Vice President, Group Field Sales, National Accounts &
                                            Broker Blocks
           Arnold D. Henkel                 Senior Vice President, Individual Strategic Alliances
           Cheryl L. Heilman                Senior Vice President, Individual Operations
           Robert M. Jurgensmeier           Senior Vice President, Chief Actuary, Individual
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary, Individual
           Bruce E. Mieth                   Senior Vice President, Group Customer Connections & Operations
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Lisa A. Mullen                   Senior Vice President, Individual Financial Operations
           Robert-John H. Sands             Senior Vice President & Corporate Secretary
           Janet L. Schmidt                 Senior Vice President, Director of Human Resources
           James D. Schulz                  Senior Vice President, Retirement Plans
           Steven J. Valerius               President, Individual Division
           Kenneth L. VanCleave             President, Group Division
           Michael B. Weckenbrock           Second Vice President, Corporate Compliance
           Paul G. Wesling                  Senior Vice President, Individual DI Product Management
           Linda A. Whitmire                Senior Vice President, Chief Actuary, Corporate
           Richard A. Wiedenbeck            Senior Vice President, Information Technology
           Susan K. Wilkinson               Senior Vice President, Planning & Risk Management

*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                                     Principal Business
-------------------------------------------                                     ------------------
Ameritas Mutual Holding Company(NE).............................................mutual insurance holding company

    Ameritas Holding Company(NE)................................................stock insurance holding company

        Ameritas Life Insurance Corp.(NE).......................................life/health insurance company
            Acacia Life Insurance Company(DC)...................................life insurance company
                Acacia Federal Savings Bank(DE).................................a federally chartered bank owned by Acacia
                                                                                Life Insurance Company (85.21%) and
                                                                                Ameritas Life Insurance Corp. (14.79%)
                Calvert Investments, Inc.(DE)...................................holding company
                    Calvert Investment Management, Inc.(DE).....................asset management services
                    Calvert Investment Services, Inc.(DE).......................shareholder services
                    Calvert Investment Administrative Services, Inc.(DE)........administrative services
                    Calvert Investment Distributors, Inc.(DE)...................broker-dealer
                Griffin Realty LLC(VA)..........................................real estate investment company
            Ameritas Investment Corp.(NE).......................................a securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                                Corp. (80%) and Centralife Annuities
                                                                                Service, Inc. (20%)
            Ameritas Life Insurance Corp. of New York(NY).......................life insurance company
            The Union Central Life Insurance Company(NE)........................life insurance company
                PRBA, Inc.(CA)..................................................holding company
                    PRB Administrators, Inc.(DE)................................pension administration services

        Ameritas Investment Partners, Inc.(1)(NE)...............................investment adviser
            Ameritas Mortgage Funding, Inc. (NE)................................mortgage loan and servicing

Subsidiaries are indicated by indentations.  Ownership is 100% by the parent company except as noted.

(1) Named Summit Investment Advisors, Inc. prior to May 1, 2013

Item 27. Number of Contract Owners

As of March 31, 2013, there were 613 qualified contracts and 3,102 non-qualified contracts in the Separate Account.


Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnification for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC"), which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life of NY Separate Account VA, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life of NY Separate Account VUL, and Carillon Life Account.


b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

     Name and Principal                         Positions and Offices
     Business Address                           With Underwriter
     ----------------                           ----------------
     William W. Lester*                         Director & Chair
     Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
     Robert C. Barth*                           Director
     Kent M. Campbell**                         Director
     Timmy L. Stonehocker*                      Director
     Sara J. Andres*                            Senior Vice President, Chief Compliance &
                                                Risk Management Officer
     Billie B. Beavers***                       Senior Vice President
     Bruce D. Lefler***                         Senior Vice President - Public Finance
     Robert-John H. Sands*                      Corporate Secretary

*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: Aviva USA, 7700 Mills Civic Parkway, West Des Moines, Iowa 50266.
***     Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                     (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and       Compensation on          Brokerage
          Underwriter            Commissions           Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $59,563                 $0                   $0                $199,314
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
     (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
     (4) = Sales compensation received by AIC for retail sales.
     (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.


Item 31.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.


Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, County of Lancaster, State of Nebraska on this 25th day of April, 2013.


                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                        By:      JoAnn M. Martin *
                                           --------------------------------
                                                 Chair of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2013.

  SIGNATURE                 TITLE
  ---------                 -----
  JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
  James P. Abel *           Director
  James R. Krieger *        Director
  Tonn M. Ostergard *       Director
  Kim M. Robak *            Director
  Paul C. Schorr, IV *      Director
  William W. Lester *       Executive Vice President & Corporate Treasurer
  Timmy L. Stonehocker *    Executive Vice President
  Robert C. Barth *         Senior Vice President, & Chief Financial Officer
  Robert-John H. Sands *    Senior Vice President & Corporate Secretary
  Steven J. Valerius *      President, Individual Division

  /s/Robert G. Lange
  ------------------
  Robert G. Lange           Vice President, General Counsel & Assistant
                            Secretary, Individual

* Signed by Robert G. Lange under Powers of Attorney executed effective as of August 21, 2012.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------

         9        Opinion and Consent of Counsel
         10       Consents of Independent Auditors and Independent Registered
                  Public Accounting firm